UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05904

ELFUN GOVERNMENT MONEY MARKET FUND

(Exact name of registrant as specified in charter)

One Iron Street Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

Elfun Government Money Market Fund

ELMXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Elfun Government Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Government Money Market Fund	$14	0.28%

Key Fund Statistics

Statistic	Value
Total Net Assets	$141,150,765
# of Portfolio Holdings	93

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
U.S. Treasuries	51.9%
Repurchase Agreements	36.2%
U.S. Government Agency Obligations	12.4%

TSR SAR ELMXX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2024
Elfun Funds
Elfun International Equity Fund
Elfun Trusts
Elfun Diversified Fund
Elfun Tax-Exempt Income Fund
Elfun Income Fund
Elfun Government Money Market Fund

Elfun Funds
Semi-Annual Financial Statements and Other Information
June 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This page intentionally left blank]

Elfun International Equity Fund
Schedule of Investments — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.0% †
Australia - 1.4%
BHP Group Ltd., Class DI	90,673	$2,593,843
Brazil - 1.6%
Itau Unibanco Holding SA ADR	145,206	848,003
MercadoLibre, Inc. (a)	1,200	1,972,080
		2,820,083
Canada - 0.9%
Brookfield Corp.	37,095	1,542,519
France - 14.7%
Air Liquide SA	24,846	4,294,679
AXA SA	66,203	2,169,036
BNP Paribas SA	28,637	1,827,078
Cie de Saint-Gobain SA	35,139	2,734,886
Dassault Systemes SE	65,202	2,466,774
EssilorLuxottica SA	18,719	4,036,494
LVMH Moet Hennessy Louis Vuitton SE	6,502	4,972,737
Safran SA	18,884	3,995,166
		26,496,850
Germany - 7.8%
adidas AG	14,350	3,429,655
Infineon Technologies AG	79,508	2,923,223
RWE AG	62,384	2,136,180
SAP SE	26,965	5,477,081
		13,966,139
Hong Kong - 2.4%
AIA Group Ltd.	385,567	2,617,395
Prudential PLC	193,794	1,759,900
		4,377,295
Ireland - 0.8%
Kerry Group PLC, Class A	17,454	1,415,134
Japan - 20.4%
Daikin Industries Ltd.	18,800	2,614,423
Disco Corp.	10,600	4,022,280
Hoya Corp.	21,252	2,471,209
Komatsu Ltd.	115,400	3,350,948
Mitsubishi UFJ Financial Group, Inc.	436,926	4,696,289
Murata Manufacturing Co. Ltd.	127,173	2,626,313
Recruit Holdings Co. Ltd.	95,200	5,093,786
	Number of Shares	Fair Value
Shiseido Co. Ltd.	66,062	$1,884,200
Sony Group Corp.	50,400	4,273,629
Tokio Marine Holdings, Inc.	149,394	5,576,967
		36,610,044
Netherlands - 7.7%
ASML Holding NV	6,774	7,000,129
ING Groep NV	210,514	3,601,322
Universal Music Group NV	105,978	3,155,307
		13,756,758
Norway - 1.7%
Equinor ASA	105,472	3,010,868
Portugal - 1.1%
Galp Energia SGPS SA	91,995	1,944,307
Singapore - 1.8%
United Overseas Bank Ltd.	141,900	3,280,374
Spain - 3.0%
Cellnex Telecom SA (a)(b)	89,575	2,915,582
Industria de Diseno Textil SA	49,971	2,482,877
		5,398,459
Sweden - 1.9%
Assa Abloy AB, Class B	122,186	3,456,679
Switzerland - 6.5%
DSM-Firmenich AG	30,484	3,450,083
Novartis AG	53,085	5,681,265
Sika AG	8,997	2,575,148
		11,706,496
United Kingdom - 13.6%
Ashtead Group PLC	39,814	2,658,370
AstraZeneca PLC	40,943	6,394,974
Diageo PLC	84,014	2,643,900
London Stock Exchange Group PLC	35,516	4,220,201
Rentokil Initial PLC	509,027	2,967,641
Spirax Group PLC	24,914	2,670,672
Standard Chartered PLC	328,011	2,968,812
		24,524,570
United States - 9.7%
Experian PLC	64,437	3,002,423
Nestle SA	44,884	4,581,305
Roche Holding AG	14,733	4,090,678

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	1

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Schneider Electric SE	23,780	$5,716,561
		17,390,967
Total Common Stock (Cost $118,337,202)		174,291,385
Short-Term Investments - 2.7%
State Street Institutional Treasury Money Market Fund - Premier Class 5.23% (c)(d)	2,645,113	2,645,113
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (c)(d)	2,243,868	2,243,868
Total Short-Term Investments (Cost $4,888,981)		4,888,981
Total Investments (Cost $123,226,183)		179,180,366
Other Assets and Liabilities, net - 0.3%		484,918
NET ASSETS - 100.0%		$179,665,284
The Fund had the following long futures contracts open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2024	2	$233,261	$234,289	$1,028
During the period ended June 30, 2024, the average notional values related to long and short futures contracts were $1,436,886 and $95,700, respectively.
Notes to Schedule of Investments – June 30, 2024 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to $2,915,582 or 1.62% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.

See Notes to Schedules of Investments and Notes to Financial Statements.
2	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
Abbreviations:
ADR - American Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$174,291,385	$—	$—	$174,291,385
Short-Term Investments	4,888,981	—	—	4,888,981
Total Investments in Securities	$179,180,366	$—	$—	$179,180,366
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$1,028	$—	$—	$1,028
Total Other Financial Instruments	$1,028	$—	$—	$1,028

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	1,533,237	$1,533,237	$6,309,471	$5,197,595	$—	$—	2,645,113	$2,645,113	$43,147
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,176,046	1,176,046	6,265,416	5,197,594	—	—	2,243,868	2,243,868	33,477
TOTAL		$2,709,283	$12,574,887	$10,395,189	$—	$—		$4,888,981	$76,624
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	3

Elfun Trusts
Schedule of Investments — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.2% †
Apparel Retail - 1.0%
Ross Stores, Inc.	287,500	$41,779,500
Application Software - 3.7%
Adobe, Inc. (a)	136,300	75,720,102
Salesforce, Inc.	249,249	64,081,918
Synopsys, Inc. (a)	29,900	17,792,294
		157,594,314
Biotechnology - 2.3%
BioMarin Pharmaceutical, Inc. (a)	518,091	42,654,432
Vertex Pharmaceuticals, Inc. (a)	115,442	54,109,974
		96,764,406
Broadline Retail - 5.6%
Amazon.com, Inc. (a)	1,208,800	233,600,600
Construction Materials - 1.4%
Martin Marietta Materials, Inc.	110,300	59,760,540
Diversified Banks - 3.6%
Bank of America Corp.	752,500	29,926,925
JPMorgan Chase & Co.	608,521	123,079,457
		153,006,382
Electrical Components & Equipment - 1.3%
Eaton Corp. PLC	169,200	53,052,660
Environmental & Facilities Services - 1.5%
Waste Management, Inc.	286,500	61,121,910
Financial Exchanges & Data - 1.8%
S&P Global, Inc.	171,800	76,622,800
Healthcare Equipment - 1.8%
Becton Dickinson & Co.	325,800	76,142,718
Home Improvement Retail - 1.9%
Home Depot, Inc.	227,400	78,280,176
Industrial Gases - 1.7%
Linde PLC	158,500	69,551,385
Industrial Machinery & Supplies & Components - 1.7%
Parker-Hannifin Corp.	144,300	72,988,383
Integrated Oil & Gas - 2.2%
Exxon Mobil Corp.	794,537	91,467,099
	Number of Shares	Fair Value
Interactive Media & Services - 10.6%
Alphabet, Inc., Class A	547,700	$99,763,555
Alphabet, Inc., Class C	928,200	170,250,444
Meta Platforms, Inc., Class A	346,492	174,708,196
		444,722,195
Life Sciences Tools & Services - 1.9%
Thermo Fisher Scientific, Inc.	146,700	81,125,100
Managed Healthcare - 2.4%
UnitedHealth Group, Inc.	201,056	102,389,779
Multi-Utilities - 1.7%
CMS Energy Corp.	1,203,200	71,626,496
Oil & Gas Exploration & Production - 1.6%
ConocoPhillips	580,600	66,409,028
Other Specialty Retail - 1.2%
Ulta Beauty, Inc. (a)	131,500	50,741,905
Packaged Foods & Meats - 1.1%
Mondelez International, Inc., Class A	704,983	46,134,088
Personal Care Products - 1.4%
Kenvue, Inc.	3,329,486	60,530,056
Pharmaceuticals - 4.5%
Johnson & Johnson	668,328	97,682,820
Merck & Co., Inc.	755,576	93,540,309
		191,223,129
Property & Casualty Insurance - 1.7%
Chubb Ltd.	279,000	71,167,320
Semiconductor Materials & Equipment - 2.4%
Applied Materials, Inc.	254,200	59,988,658
ASML Holding NV	41,000	41,931,930
		101,920,588
Semiconductors - 12.5%
Broadcom, Inc.	63,900	102,593,367
NVIDIA Corp.	2,950,800	364,541,832
ON Semiconductor Corp. (a)	845,300	57,945,315
		525,080,514
Systems Software - 9.9%
Microsoft Corp.	847,135	378,626,988

See Notes to Schedules of Investments and Notes to Financial Statements.
4	Elfun Trusts

Elfun Trusts
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
ServiceNow, Inc. (a)	47,900	$37,681,493
		416,308,481
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	1,181,000	248,742,220
Telecom Tower REITs - 2.1%
American Tower Corp.	446,629	86,815,745
Trading Companies & Distributors - 1.9%
United Rentals, Inc.	120,367	77,844,950
Transaction & Payment Processing Services - 3.8%
Mastercard, Inc., Class A	162,300	71,600,268
Visa, Inc., Class A	335,600	88,084,932
		159,685,200
Water Utilities - 1.1%
American Water Works Co., Inc.	353,900	45,709,724
Total Common Stock (Cost $1,788,872,141)		4,169,909,391
Short-Term Investments - 0.8%
State Street Institutional Treasury Money Market Fund - Premier Class 5.23% (b)(c)	18,830,264	18,830,264
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (b)(c)	15,669,048	15,669,048
Total Short-Term Investments (Cost $34,499,312)		34,499,312
Total Investments (Cost $1,823,371,453)		4,204,408,703
Other Assets and Liabilities, net - 0.0%*		1,189,052
NET ASSETS - 100.0%		$4,205,597,755
Notes to Schedule of Investments – June 30, 2024 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Trusts	5

Elfun Trusts
Schedule of Investments, continued — June 30, 2024 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,169,909,391	$—	$—	$4,169,909,391
Short-Term Investments	34,499,312	—	—	34,499,312
Total Investments in Securities	$4,204,408,703	$—	$—	$4,204,408,703

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	24,256,056	$24,256,056	$149,385,984	$154,811,776	$—	$—	18,830,264	$18,830,264	$865,869
State Street Institutional U.S. Government Money Market Fund - Class G Shares	21,957,027	21,957,027	148,523,798	154,811,777	—	—	15,669,048	15,669,048	801,748
TOTAL		$46,213,083	$297,909,782	$309,623,553	$—	$—		$34,499,312	$1,667,617
See Notes to Schedules of Investments and Notes to Financial Statements.
6	Elfun Trusts

Elfun Diversified Fund
Schedule of Investments — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 43.3% †
Common Stock - 43.3%
Advertising - 0.0%*
Interpublic Group of Cos., Inc.	622	$18,094
Omnicom Group, Inc.	348	31,216
		49,310
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	116	34,132
Boeing Co. (a)	976	177,642
General Dynamics Corp.	391	113,445
General Electric Co.	1,854	294,730
Howmet Aerospace, Inc.	640	49,683
Huntington Ingalls Industries, Inc.	63	15,519
L3Harris Technologies, Inc.	320	71,866
Lockheed Martin Corp.	366	170,958
Northrop Grumman Corp.	239	104,192
RTX Corp.	2,259	226,781
Textron, Inc.	345	29,622
TransDigm Group, Inc.	96	122,650
		1,411,220
Agricultural & Farm Machinery - 0.1%
Deere & Co.	443	165,518
Agricultural Products & Services - 0.0%*
Archer-Daniels-Midland Co.	841	50,839
Bunge Global SA	251	26,799
		77,638
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	194	17,095
Expeditors International of Washington, Inc.	228	28,452
FedEx Corp.	390	116,938
United Parcel Service, Inc., Class B	1,230	168,325
		330,810
Apparel Retail - 0.2%
Ross Stores, Inc.	570	82,832
TJX Cos., Inc.	1,940	213,594
		296,426
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	189	56,454
Ralph Lauren Corp.	61	10,679
	Number of Shares	Fair Value
Tapestry, Inc.	408	$17,458
		84,591
Application Software - 1.0%
Adobe, Inc. (a)	762	423,322
ANSYS, Inc. (a)	152	48,868
Autodesk, Inc. (a)	362	89,577
Cadence Design Systems, Inc. (a)	468	144,027
Fair Isaac Corp. (a)	43	64,012
Intuit, Inc.	477	313,489
PTC, Inc. (a)	210	38,151
Roper Technologies, Inc.	181	102,022
Salesforce, Inc.	1,650	424,215
Synopsys, Inc. (a)	257	152,930
Tyler Technologies, Inc. (a)	74	37,206
		1,837,819
Asset Management & Custody Banks - 0.4%
Ameriprise Financial, Inc.	169	72,195
Bank of New York Mellon Corp.	1,284	76,899
BlackRock, Inc.	238	187,382
Blackstone, Inc.	1,215	150,417
Franklin Resources, Inc.	447	9,990
Invesco Ltd.	809	12,103
KKR & Co., Inc.	1,132	119,132
Northern Trust Corp.	361	30,317
State Street Corp. (b)	530	39,220
T Rowe Price Group, Inc.	392	45,201
		742,856
Automobile Manufacturers - 0.6%
Ford Motor Co.	6,604	82,814
General Motors Co.	1,956	90,876
Tesla, Inc. (a)	4,710	932,015
		1,105,705
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	489	34,435
BorgWarner, Inc.	361	11,639
		46,074
Automotive Retail - 0.1%
AutoZone, Inc. (a)	30	88,923
CarMax, Inc. (a)	265	19,435
O'Reilly Automotive, Inc. (a)	100	105,606
		213,964

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Biotechnology - 0.8%
AbbVie, Inc.	3,011	$516,447
Amgen, Inc.	911	284,642
Biogen, Inc. (a)	253	58,650
Gilead Sciences, Inc.	2,096	143,807
Incyte Corp. (a)	245	14,852
Moderna, Inc. (a)	561	66,619
Regeneron Pharmaceuticals, Inc. (a)	178	187,083
Vertex Pharmaceuticals, Inc. (a)	439	205,768
		1,477,868
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	297	15,097
Broadcasting - 0.0%*
Fox Corp., Class A	397	13,645
Fox Corp., Class B	195	6,244
Paramount Global, Class B	719	7,470
		27,359
Broadline Retail - 1.7%
Amazon.com, Inc. (a)	15,573	3,009,482
eBay, Inc.	860	46,199
Etsy, Inc. (a)	228	13,448
		3,069,129
Building Products - 0.2%
A O Smith Corp.	200	16,356
Allegion PLC	145	17,132
Builders FirstSource, Inc. (a)	217	30,035
Carrier Global Corp.	1,415	89,258
Johnson Controls International PLC	1,153	76,640
Masco Corp.	387	25,801
Trane Technologies PLC	386	126,967
		382,189
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	161	48,133
Comcast Corp., Class A	6,656	260,649
		308,782
Cargo Ground Transportation - 0.0%*
JB Hunt Transport Services, Inc.	131	20,960
	Number of Shares	Fair Value
Old Dominion Freight Line, Inc.	313	$55,276
		76,236
Casinos & Gaming - 0.0%*
Caesars Entertainment, Inc. (a)	338	13,432
Las Vegas Sands Corp.	607	26,860
MGM Resorts International (a)	444	19,731
Wynn Resorts Ltd.	160	14,320
		74,343
Commodity Chemicals - 0.1%
Dow, Inc.	1,226	65,039
LyondellBasell Industries NV, Class A	448	42,856
		107,895
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	428	150,005
Cisco Systems, Inc.	6,852	325,538
F5, Inc. (a)	99	17,051
Juniper Networks, Inc.	523	19,069
Motorola Solutions, Inc.	281	108,480
		620,143
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	321	27,057
Construction & Engineering - 0.0%*
Quanta Services, Inc.	240	60,982
Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc.	832	277,139
Cummins, Inc.	238	65,909
PACCAR, Inc.	886	91,205
Westinghouse Air Brake Technologies Corp.	300	47,415
		481,668
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	108	58,514
Vulcan Materials Co.	232	57,694
		116,208
Consumer Electronics - 0.0%*
Garmin Ltd.	268	43,663

See Notes to Schedules of Investments and Notes to Financial Statements.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Consumer Finance - 0.2%
American Express Co.	973	$225,298
Capital One Financial Corp.	644	89,162
Discover Financial Services	437	57,164
Synchrony Financial	715	33,741
		405,365
Consumer Staples Merchandise Retail - 0.7%
Costco Wholesale Corp.	752	639,193
Dollar General Corp.	384	50,776
Dollar Tree, Inc. (a)	363	38,758
Target Corp.	783	115,915
Walmart, Inc.	7,240	490,220
		1,334,862
Copper - 0.1%
Freeport-McMoRan, Inc.	2,434	118,292
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	546	83,019
Equinix, Inc.	162	122,569
		205,588
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	195	38,415
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	290	12,525
Constellation Brands, Inc., Class A	266	68,437
		80,962
Distributors - 0.0%*
Genuine Parts Co.	246	34,026
LKQ Corp.	454	18,882
Pool Corp.	63	19,362
		72,270
Diversified Banks - 1.3%
Bank of America Corp.	11,570	460,139
Citigroup, Inc.	3,238	205,483
Fifth Third Bancorp	1,193	43,533
JPMorgan Chase & Co.	4,883	987,636
KeyCorp	1,592	22,622
PNC Financial Services Group, Inc.	675	104,949
U.S. Bancorp	2,640	104,808
	Number of Shares	Fair Value
Wells Fargo & Co.	5,928	$352,064
		2,281,234
Diversified Support Services - 0.1%
Cintas Corp.	146	102,238
Copart, Inc. (a)	1,478	80,048
		182,286
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc.	1,149	13,897
Electric Utilities - 0.7%
Alliant Energy Corp.	434	22,091
American Electric Power Co., Inc.	890	78,089
Constellation Energy Corp.	542	108,546
Duke Energy Corp.	1,309	131,201
Edison International	671	48,185
Entergy Corp.	371	39,697
Evergy, Inc.	385	20,393
Eversource Energy	613	34,763
Exelon Corp.	1,739	60,187
FirstEnergy Corp.	907	34,711
NextEra Energy, Inc.	3,495	247,481
NRG Energy, Inc.	355	27,640
PG&E Corp.	3,512	61,320
Pinnacle West Capital Corp.	182	13,901
PPL Corp.	1,294	35,779
Southern Co.	1,879	145,754
Xcel Energy, Inc.	966	51,594
		1,161,332
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	403	67,184
Eaton Corp. PLC	680	213,214
Emerson Electric Co.	969	106,745
Generac Holdings, Inc. (a)	97	12,825
Hubbell, Inc.	89	32,528
Rockwell Automation, Inc.	200	55,056
		487,552
Electronic Components - 0.1%
Amphenol Corp., Class A	2,038	137,300
Corning, Inc.	1,345	52,253
		189,553
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	306	41,846

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Teledyne Technologies, Inc. (a)	77	$29,874
Trimble, Inc. (a)	427	23,878
Zebra Technologies Corp., Class A (a)	84	25,950
		121,548
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	219	23,825
TE Connectivity Ltd.	522	78,524
		102,349
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	357	69,379
Rollins, Inc.	456	22,248
Veralto Corp.	385	36,756
Waste Management, Inc.	613	130,778
		259,161
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	309	22,903
Corteva, Inc.	1,156	62,355
FMC Corp.	198	11,395
Mosaic Co.	528	15,259
		111,912
Financial Exchanges & Data - 0.4%
Cboe Global Markets, Inc.	185	31,461
CME Group, Inc.	611	120,123
FactSet Research Systems, Inc.	67	27,354
Intercontinental Exchange, Inc.	986	134,974
MarketAxess Holdings, Inc.	62	12,433
Moody's Corp.	267	112,388
MSCI, Inc.	138	66,481
Nasdaq, Inc.	642	38,687
S&P Global, Inc.	547	243,962
		787,863
Food Distributors - 0.0%*
Sysco Corp.	870	62,109
Food Retail - 0.0%*
Kroger Co.	1,157	57,769
Footwear - 0.1%
Deckers Outdoor Corp. (a)	45	43,558
	Number of Shares	Fair Value
NIKE, Inc., Class B	2,071	$156,091
		199,649
Gas Utilities - 0.0%*
Atmos Energy Corp.	255	29,746
Gold - 0.1%
Newmont Corp.	1,950	81,647
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	267	31,231
Healthpeak Properties, Inc.	1,192	23,363
Ventas, Inc.	707	36,241
Welltower, Inc.	1,017	106,022
		196,857
Healthcare Distributors - 0.1%
Cardinal Health, Inc.	426	41,884
Cencora, Inc.	289	65,112
Henry Schein, Inc. (a)	209	13,397
McKesson Corp.	221	129,073
		249,466
Healthcare Equipment - 1.0%
Abbott Laboratories	2,958	307,366
Baxter International, Inc.	893	29,871
Becton Dickinson & Co.	497	116,154
Boston Scientific Corp. (a)	2,492	191,909
Dexcom, Inc. (a)	652	73,924
Edwards Lifesciences Corp. (a)	1,027	94,864
GE HealthCare Technologies, Inc.	740	57,661
Hologic, Inc. (a)	386	28,660
IDEXX Laboratories, Inc. (a)	140	68,208
Insulet Corp. (a)	113	22,803
Intuitive Surgical, Inc. (a)	600	266,910
Medtronic PLC	2,262	178,042
ResMed, Inc.	257	49,195
STERIS PLC	173	37,980
Stryker Corp.	575	195,644
Teleflex, Inc.	75	15,775
Zimmer Biomet Holdings, Inc.	366	39,722
		1,774,688
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	325	104,416

See Notes to Schedules of Investments and Notes to Financial Statements.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Universal Health Services, Inc., Class B	97	$17,938
		122,354
Healthcare Services - 0.2%
Cigna Group	483	159,665
CVS Health Corp.	2,108	124,499
DaVita, Inc. (a)	85	11,779
Labcorp Holdings, Inc.	140	28,491
Quest Diagnostics, Inc.	191	26,144
		350,578
Healthcare Supplies - 0.0%*
Align Technology, Inc. (a)	125	30,179
Cooper Cos., Inc.	349	30,467
Solventum Corp. (a)	219	11,581
		72,227
Heavy Electrical Equipment - 0.0%*
GE Vernova, Inc. (a)	460	78,895
Home Building - 0.1%
DR Horton, Inc.	494	69,620
Lennar Corp., Class A	407	60,997
NVR, Inc. (a)	5	37,943
PulteGroup, Inc.	372	40,957
		209,517
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)	83	9,428
Home Improvement Retail - 0.4%
Home Depot, Inc.	1,685	580,045
Lowe's Cos., Inc.	979	215,830
		795,875
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	1,151	20,695
Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc., Class A (a)	739	112,055
Booking Holdings, Inc.	58	229,767
Carnival Corp. (a)	1,699	31,805
Expedia Group, Inc. (a)	220	27,718
Hilton Worldwide Holdings, Inc.	427	93,171
Marriott International, Inc., Class A	409	98,884
	Number of Shares	Fair Value
Norwegian Cruise Line Holdings Ltd. (a)	678	$12,740
Royal Caribbean Cruises Ltd. (a)	387	61,699
		667,839
Household Products - 0.5%
Church & Dwight Co., Inc.	432	44,790
Clorox Co.	218	29,750
Colgate-Palmolive Co.	1,398	135,662
Kimberly-Clark Corp.	570	78,774
Procter & Gamble Co.	4,015	662,154
		951,130
Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc.	692	165,173
Dayforce, Inc. (a)	251	12,450
Paychex, Inc.	528	62,600
Paycom Software, Inc.	84	12,015
		252,238
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	1,124	19,749
Vistra Corp.	555	47,719
		67,468
Industrial Conglomerates - 0.2%
3M Co.	936	95,650
Honeywell International, Inc.	1,107	236,389
		332,039
Industrial Gases - 0.3%
Air Products & Chemicals, Inc.	382	98,575
Linde PLC	817	358,508
		457,083
Industrial Machinery & Supplies & Components - 0.3%
Dover Corp.	225	40,601
Fortive Corp.	614	45,497
IDEX Corp.	129	25,955
Illinois Tool Works, Inc.	461	109,239
Ingersoll Rand, Inc.	669	60,772
Nordson Corp.	93	21,570
Otis Worldwide Corp.	668	64,302
Parker-Hannifin Corp.	218	110,267
Pentair PLC	280	21,468
Snap-on, Inc.	86	22,480
Stanley Black & Decker, Inc.	259	20,691

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Xylem, Inc.	421	$57,100
		599,942
Industrial REITs - 0.1%
Prologis, Inc.	1,571	176,439
Insurance Brokers - 0.3%
Aon PLC, Class A	370	108,625
Arthur J Gallagher & Co.	367	95,167
Brown & Brown, Inc.	415	37,105
Marsh & McLennan Cos., Inc.	829	174,687
Willis Towers Watson PLC	180	47,185
		462,769
Integrated Oil & Gas - 0.8%
Chevron Corp.	2,915	455,964
Exxon Mobil Corp.	7,628	878,135
Occidental Petroleum Corp.	1,085	68,388
		1,402,487
Integrated Telecommunication Services - 0.3%
AT&T, Inc.	12,170	232,569
Verizon Communications, Inc.	7,162	295,361
		527,930
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	426	59,355
Take-Two Interactive Software, Inc. (a)	262	40,738
		100,093
Interactive Media & Services - 2.9%
Alphabet, Inc., Class A	9,989	1,819,497
Alphabet, Inc., Class C	8,310	1,524,220
Match Group, Inc. (a)	464	14,096
Meta Platforms, Inc., Class A	3,726	1,878,724
		5,236,537
Internet Services & Infrastructure - 0.0%*
Akamai Technologies, Inc. (a)	244	21,980
GoDaddy, Inc., Class A (a)	240	33,530
VeriSign, Inc. (a)	137	24,359
		79,869
Investment Banking & Brokerage - 0.4%
Charles Schwab Corp.	2,532	186,583
Goldman Sachs Group, Inc.	548	247,872
Morgan Stanley	2,132	207,209
	Number of Shares	Fair Value
Raymond James Financial, Inc.	330	$40,791
		682,455
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	1,068	324,042
Cognizant Technology Solutions Corp., Class A	871	59,228
EPAM Systems, Inc. (a)	93	17,494
Gartner, Inc. (a)	136	61,072
International Business Machines Corp.	1,558	269,456
		731,292
Leisure Products - 0.0%*
Hasbro, Inc.	207	12,110
Life & Health Insurance - 0.2%
Aflac, Inc.	890	79,486
Globe Life, Inc.	133	10,943
MetLife, Inc.	1,038	72,857
Principal Financial Group, Inc.	386	30,282
Prudential Financial, Inc.	596	69,845
		263,413
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	483	62,611
Bio-Rad Laboratories, Inc., Class A (a)	31	8,466
Bio-Techne Corp.	254	18,199
Charles River Laboratories International, Inc. (a)	87	17,973
Danaher Corp.	1,120	279,832
IQVIA Holdings, Inc. (a)	301	63,644
Mettler-Toledo International, Inc. (a)	37	51,711
Revvity, Inc.	201	21,077
Thermo Fisher Scientific, Inc.	649	358,897
Waters Corp. (a)	101	29,302
West Pharmaceutical Services, Inc.	119	39,197
		950,909
Managed Healthcare - 0.7%
Centene Corp. (a)	933	61,858
Elevance Health, Inc.	395	214,035
Humana, Inc.	202	75,477
Molina Healthcare, Inc. (a)	96	28,541

See Notes to Schedules of Investments and Notes to Financial Statements.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
UnitedHealth Group, Inc.	1,565	$796,992
		1,176,903
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	553	33,191
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	244	22,872
Netflix, Inc. (a)	733	494,687
Walt Disney Co.	3,100	307,799
Warner Bros Discovery, Inc. (a)	3,902	29,031
		854,389
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	248	51,309
Camden Property Trust	178	19,421
Equity Residential	605	41,951
Essex Property Trust, Inc.	109	29,670
Mid-America Apartment Communities, Inc.	206	29,377
UDR, Inc.	499	20,534
		192,262
Multi-Line Insurance - 0.1%
American International Group, Inc.	1,129	83,817
Multi-Sector Holdings - 0.7%
Berkshire Hathaway, Inc., Class B (a)	3,078	1,252,130
Multi-Utilities - 0.3%
Ameren Corp.	462	32,853
CenterPoint Energy, Inc.	1,109	34,357
CMS Energy Corp.	518	30,836
Consolidated Edison, Inc.	604	54,010
Dominion Energy, Inc.	1,414	69,286
DTE Energy Co.	362	40,186
NiSource, Inc.	692	19,936
Public Service Enterprise Group, Inc.	871	64,193
Sempra	1,065	81,004
WEC Energy Group, Inc.	552	43,310
		469,971
Office REITs - 0.0%*
Boston Properties, Inc.	222	13,666
	Number of Shares	Fair Value
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,651	$58,066
Halliburton Co.	1,557	52,595
Schlumberger NV	2,421	114,223
		224,884
Oil & Gas Exploration & Production - 0.4%
APA Corp.	621	18,282
ConocoPhillips	1,975	225,901
Coterra Energy, Inc.	1,320	35,204
Devon Energy Corp.	1,041	49,344
Diamondback Energy, Inc.	295	59,056
EOG Resources, Inc.	990	124,611
EQT Corp.	700	25,886
Hess Corp.	465	68,597
Marathon Oil Corp.	999	28,641
		635,522
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	599	103,914
Phillips 66 Co.	729	102,913
Valero Energy Corp.	556	87,159
		293,986
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan, Inc.	3,183	63,246
ONEOK, Inc.	985	80,327
Targa Resources Corp.	391	50,353
Williams Cos., Inc.	2,059	87,507
		281,433
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	512	45,886
VICI Properties, Inc.	1,810	51,838
		97,724
Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	387	15,112
Tractor Supply Co.	189	51,030
Ulta Beauty, Inc. (a)	80	30,870
		97,012
Packaged Foods & Meats - 0.3%
Campbell Soup Co.	311	14,054
Conagra Brands, Inc.	782	22,224
General Mills, Inc.	935	59,148
Hershey Co.	242	44,487
Hormel Foods Corp.	514	15,672

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
J M Smucker Co.	173	$18,864
Kellanova	456	26,302
Kraft Heinz Co.	1,396	44,979
Lamb Weston Holdings, Inc.	252	21,188
McCormick & Co., Inc.	442	31,355
Mondelez International, Inc., Class A	2,281	149,269
Tyson Foods, Inc., Class A	504	28,799
		476,341
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	2,356	23,042
Avery Dennison Corp.	142	31,048
International Paper Co.	611	26,364
Packaging Corp. of America	153	27,932
Westrock Co.	412	20,707
		129,093
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	1,081	12,247
Delta Air Lines, Inc.	1,120	53,133
Southwest Airlines Co.	964	27,580
United Airlines Holdings, Inc. (a)	539	26,228
		119,188
Passenger Ground Transportation - 0.1%
Uber Technologies, Inc. (a)	3,504	254,671
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	408	43,411
Kenvue, Inc.	3,145	57,176
		100,587
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	3,458	143,611
Catalent, Inc. (a)	288	16,194
Eli Lilly & Co.	1,358	1,229,506
Johnson & Johnson	4,081	596,479
Merck & Co., Inc.	4,295	531,721
Pfizer, Inc.	9,617	269,084
Viatris, Inc.	2,118	22,514
Zoetis, Inc.	776	134,527
		2,943,636
Property & Casualty Insurance - 0.4%
Allstate Corp.	434	69,292
	Number of Shares	Fair Value
Arch Capital Group Ltd. (a)	648	$65,377
Assurant, Inc.	92	15,295
Chubb Ltd.	689	175,750
Cincinnati Financial Corp.	269	31,769
Hartford Financial Services Group, Inc.	488	49,064
Loews Corp.	311	23,244
Progressive Corp.	996	206,879
Travelers Cos., Inc.	386	78,489
W R Berkley Corp.	350	27,503
		742,662
Publishing - 0.0%*
News Corp., Class A	630	17,369
News Corp., Class B	142	4,031
		21,400
Rail Transportation - 0.2%
CSX Corp.	3,352	112,124
Norfolk Southern Corp.	382	82,012
Union Pacific Corp.	1,038	234,858
		428,994
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	521	46,426
CoStar Group, Inc. (a)	714	52,936
		99,362
Regional Banks - 0.1%
Citizens Financial Group, Inc.	801	28,860
Huntington Bancshares, Inc.	2,543	33,517
M&T Bank Corp.	291	44,046
Regions Financial Corp.	1,624	32,545
Truist Financial Corp.	2,257	87,684
		226,652
Reinsurance - 0.0%*
Everest Group Ltd.	76	28,958
Research & Consulting Services - 0.1%
Equifax, Inc.	216	52,371
Jacobs Solutions, Inc.	221	30,876
Leidos Holdings, Inc.	241	35,157
Verisk Analytics, Inc.	243	65,501
		183,905
Restaurants - 0.4%
Chipotle Mexican Grill, Inc. (a)	2,350	147,228
Darden Restaurants, Inc.	194	29,356

See Notes to Schedules of Investments and Notes to Financial Statements.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Domino's Pizza, Inc.	59	$30,463
McDonald's Corp.	1,225	312,179
Starbucks Corp.	1,906	148,382
Yum! Brands, Inc.	463	61,329
		728,937
Retail REITs - 0.1%
Federal Realty Investment Trust	115	11,611
Kimco Realty Corp.	1,110	21,601
Realty Income Corp.	1,481	78,226
Regency Centers Corp.	265	16,483
Simon Property Group, Inc.	552	83,794
		211,715
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	370	57,502
Public Storage	262	75,364
		132,866
Semiconductor Materials & Equipment - 0.5%
Applied Materials, Inc.	1,418	334,634
Enphase Energy, Inc. (a)	232	23,133
KLA Corp.	230	189,637
Lam Research Corp.	223	237,461
Teradyne, Inc.	269	39,890
		824,755
Semiconductors - 4.7%
Advanced Micro Devices, Inc. (a)	2,755	446,889
Analog Devices, Inc.	844	192,651
Broadcom, Inc.	741	1,189,698
First Solar, Inc. (a)	188	42,386
Intel Corp.	7,197	222,891
Microchip Technology, Inc.	915	83,723
Micron Technology, Inc.	1,880	247,276
Monolithic Power Systems, Inc.	79	64,913
NVIDIA Corp.	41,813	5,165,578
ON Semiconductor Corp. (a)	748	51,275
Qorvo, Inc. (a)	156	18,102
QUALCOMM, Inc.	1,903	379,040
Skyworks Solutions, Inc.	273	29,096
Texas Instruments, Inc.	1,549	301,327
		8,434,845
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	973	34,921
	Number of Shares	Fair Value
Soft Drinks & Non-alcoholic Beverages - 0.5%
Coca-Cola Co.	6,593	$419,645
Keurig Dr Pepper, Inc.	1,821	60,821
Monster Beverage Corp. (a)	1,213	60,589
PepsiCo, Inc.	2,343	386,431
		927,486
Specialty Chemicals - 0.2%
Albemarle Corp.	202	19,295
Celanese Corp.	173	23,336
DuPont de Nemours, Inc.	711	57,228
Eastman Chemical Co.	188	18,418
Ecolab, Inc.	436	103,768
International Flavors & Fragrances, Inc.	447	42,559
PPG Industries, Inc.	412	51,867
Sherwin-Williams Co.	400	119,372
		435,843
Steel - 0.1%
Nucor Corp.	408	64,497
Steel Dynamics, Inc.	239	30,950
		95,447
Systems Software - 3.7%
Crowdstrike Holdings, Inc., Class A (a)	392	150,210
Fortinet, Inc. (a)	1,050	63,284
Gen Digital, Inc.	923	23,057
Microsoft Corp.	12,634	5,646,766
Oracle Corp.	2,717	383,640
Palo Alto Networks, Inc. (a)	543	184,082
ServiceNow, Inc. (a)	349	274,548
		6,725,587
Technology Distributors - 0.0%*
CDW Corp.	234	52,379
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	24,501	5,160,401
Hewlett Packard Enterprise Co.	2,148	45,473
HP, Inc.	1,422	49,799
NetApp, Inc.	361	46,497
Seagate Technology Holdings PLC	320	33,046
Super Micro Computer, Inc. (a)	83	68,006

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Western Digital Corp. (a)	569	$43,113
		5,446,335
Telecom Tower REITs - 0.2%
American Tower Corp.	803	156,087
Crown Castle, Inc.	733	71,614
SBA Communications Corp.	178	34,942
		262,643
Timber REITs - 0.0%*
Weyerhaeuser Co.	1,280	36,339
Tobacco - 0.2%
Altria Group, Inc.	2,921	133,052
Philip Morris International, Inc.	2,644	267,916
		400,968
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,000	62,840
United Rentals, Inc.	113	73,080
WW Grainger, Inc.	74	66,766
		202,686
Transaction & Payment Processing Services - 1.0%
Corpay, Inc. (a)	123	32,768
Fidelity National Information Services, Inc.	946	71,291
Fiserv, Inc. (a)	995	148,295
Global Payments, Inc.	418	40,421
Jack Henry & Associates, Inc.	125	20,753
Mastercard, Inc., Class A	1,396	615,859
PayPal Holdings, Inc. (a)	1,782	103,409
Visa, Inc., Class A	2,677	702,632
		1,735,428
Water Utilities - 0.0%*
American Water Works Co., Inc.	341	44,044
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	877	154,510
Total Common Stock (Cost $46,350,746)		77,820,606
Total Domestic Equity (Cost $46,350,746)		77,820,606
	Number of Shares	Fair Value
Foreign Equity - 0.1%
Common Stock - 0.1%
Semiconductors - 0.1%
NXP Semiconductors NV	438	$117,861
Total Common Stock (Cost $77,748)		117,861
Total Foreign Equity (Cost $77,748)		117,861
	Principal Amount
Bonds and Notes - 29.5%
U.S. Treasuries - 9.9%
U.S. Treasury Bonds
2.25% 08/15/46	$664,000	442,494
3.00% 08/15/48	1,568,600	1,190,175
4.13% 08/15/53	432,000	402,367
4.38% 08/15/43	609,000	587,970
U.S. Treasury Notes
0.25% 07/31/25	496,200	471,216
0.75% 01/31/28	4,596,000	4,035,144
1.63% 05/15/31	351,000	294,621
2.75% 08/15/32	213,000	189,537
3.50% 04/30/28	904,000	874,408
3.88% 12/31/27 - 08/15/33	2,781,000	2,677,194
4.25% 10/15/25 - 12/31/25	2,446,000	2,422,623
4.63% 10/15/26 - 05/31/31	3,354,000	3,388,487
5.00% 09/30/25	848,000	847,669
		17,823,905
Agency Mortgage Backed - 8.3%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,200,787	1,049,687
4.50% 06/01/33 - 02/01/35	634	619
5.00% 07/01/35	5,774	5,729
5.50% 01/01/38 - 04/01/39	9,853	9,994
6.00% 06/01/33 - 11/01/37	24,453	25,263
6.50% 11/01/28	222	226
7.00% 12/01/29 - 08/01/36	6,679	7,086
7.50% 09/01/33	756	784
8.00% 07/01/26 - 11/01/30	692	718
8.50% 04/01/30	1,959	2,115
Federal National Mortgage Association
2.50% 03/01/51	589,224	481,010
3.00% 03/01/50	214,587	185,155
3.50% 08/01/45 - 01/01/48	503,289	454,262
4.00% 01/01/41 - 01/01/50	461,253	429,293

See Notes to Schedules of Investments and Notes to Financial Statements.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
4.50% 07/01/33 - 12/01/48	$223,593	$215,415
5.00% 03/01/34 - 05/01/39	17,446	17,309
5.50% 07/01/33 - 01/01/39	37,366	37,838
6.00% 02/01/29 - 05/01/41	124,088	127,375
6.50% 07/01/29 - 08/01/36	3,255	3,383
7.00% 05/01/33 - 12/01/33	408	430
7.50% 12/01/26 - 03/01/33	1,366	1,405
8.00% 09/01/30	164	167
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97% 04/01/37 (c)	225	225
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45	1,139,740	1,014,237
3.50% 08/20/48	193,058	175,087
4.00% 01/20/41 - 04/20/43	97,712	92,620
4.50% 08/15/33 - 03/20/41	40,242	39,395
5.00% 08/15/33	2,005	1,997
6.00% 07/15/33 - 04/15/34	3,220	3,308
6.50% 06/15/34 - 07/15/36	5,109	5,305
7.00% 04/15/28 - 10/15/36	1,254	1,305
7.50% 04/15/28	2,551	2,574
8.00% 05/15/30	102	104
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
0.52% 05/20/64 (c)(d)	1,766,336	69,312
Uniform Mortgage-Backed Security, TBA
2.00% 07/01/54	2,324,752	1,818,075
2.50% 07/01/54	2,828,274	2,309,470
3.00% 07/01/54	2,118,007	1,801,321
3.50% 07/01/54	2,034,827	1,800,323
4.50% 07/01/54	350,000	329,945
5.00% 07/01/54	1,943,358	1,877,781
5.50% 07/01/39	503,601	504,583
		14,902,230
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	224,000	201,610
4.05% 09/25/28 (c)	71,000	68,872
Federal Home Loan Mortgage Corp. REMICS
5.50% 06/15/33 (d)	1,649	215
7.50% 07/15/27 (d)	891	56
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (e)	$43	$39
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08% 09/25/43 (c)(d)	71,122	1,244
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (d)	3,767	494
5.00% 03/25/38 - 05/25/38 (d)	2,489	397
5.50% 12/25/33 (d)	900	150
6.00% 01/25/35 (d)	2,540	434
Federal National Mortgage Association REMICS
1.18% 12/25/42 (c)(d)	13,928	371
5.00% 09/25/40 (d)	3,013	294
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
0.55% 07/25/38 (c)(d)	2,877	204
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
1.10% 11/25/41 (c)(d)	413,032	42,871
		317,251
Corporate Notes - 9.4%
3M Co.
3.13% 09/19/46	12,000	8,073
7-Eleven, Inc.
0.95% 02/10/26 (f)	66,000	61,466
Abbott Laboratories
3.75% 11/30/26	12,000	11,705
4.90% 11/30/46	11,000	10,359
AbbVie, Inc.
2.60% 11/21/24	24,000	23,742
2.95% 11/21/26	26,000	24,775
3.20% 05/14/26 - 11/21/29	22,000	20,769
4.05% 11/21/39	4,000	3,471
4.25% 11/21/49	15,000	12,483
4.30% 05/14/36	10,000	9,193
4.40% 11/06/42	8,000	7,027
4.63% 10/01/42	3,000	2,702
4.70% 05/14/45	2,000	1,807
4.88% 11/14/48	3,000	2,755
5.05% 03/15/34	98,000	97,697

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
5.40% 03/15/54	$11,000	$10,884
5.50% 03/15/64	13,000	12,829
Advanced Micro Devices, Inc.
4.39% 06/01/52	29,000	24,475
AEP Texas, Inc.
3.45% 05/15/51	23,000	15,136
5.70% 05/15/34	36,000	35,751
AEP Transmission Co. LLC
5.40% 03/15/53	13,000	12,444
Aetna, Inc.
3.50% 11/15/24	7,000	6,942
Aircastle Ltd.
4.25% 06/15/26	9,000	8,773
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33	17,000	12,793
2.95% 03/15/34	16,000	12,940
3.55% 03/15/52	14,000	9,391
4.70% 07/01/30	2,000	1,932
Allstate Corp.
4.20% 12/15/46	16,000	12,917
Allstate Corp. 3 mo. Term SOFR + 3.20%
8.52% 08/15/53 (c)	21,000	20,999
Ally Financial, Inc.
2.20% 11/02/28	20,000	17,322
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41	37,000	31,241
4.00% 02/04/61	2,000	1,385
4.25% 08/09/42	2,000	1,590
4.45% 05/06/50	3,000	2,303
4.50% 05/02/43	3,000	2,465
Amazon.com, Inc.
1.50% 06/03/30	6,000	4,999
2.50% 06/03/50	22,000	13,456
2.70% 06/03/60	3,000	1,766
2.88% 05/12/41	13,000	9,544
3.15% 08/22/27	2,000	1,900
3.25% 05/12/61	6,000	4,002
4.05% 08/22/47	3,000	2,499
4.25% 08/22/57	3,000	2,513
Ameren Corp.
3.65% 02/15/26	4,000	3,879
American Electric Power Co., Inc.
2.30% 03/01/30	23,000	19,583
3.25% 03/01/50	2,000	1,312
American Honda Finance Corp.
5.85% 10/04/30	64,000	66,765
	Principal Amount	Fair Value
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 mo. Term SOFR thereafter)
5.75% 04/01/48 (c)	$2,000	$1,957
American Tower Corp.
1.50% 01/31/28	33,000	28,910
2.90% 01/15/30	3,000	2,645
3.80% 08/15/29	20,000	18,591
American Water Capital Corp.
2.95% 09/01/27	10,000	9,361
5.45% 03/01/54	35,000	33,802
Amgen, Inc.
2.00% 01/15/32	73,000	58,782
3.00% 01/15/52	6,000	3,919
3.15% 02/21/40	13,000	9,716
3.38% 02/21/50	3,000	2,107
4.66% 06/15/51	3,000	2,560
5.51% 03/02/26	30,000	29,999
5.60% 03/02/43	17,000	16,751
5.65% 03/02/53	17,000	16,751
5.75% 03/02/63	16,000	15,687
AngloGold Ashanti Holdings PLC
3.38% 11/01/28	200,000	179,430
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 02/01/36	25,000	23,822
4.90% 02/01/46	11,000	10,130
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30	10,000	9,289
4.35% 06/01/40	10,000	8,821
4.38% 04/15/38	16,000	14,563
4.60% 04/15/48	3,000	2,654
4.75% 04/15/58	8,000	7,084
5.55% 01/23/49	14,000	14,104
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51	14,000	8,547
Apollo Debt Solutions BDC
6.90% 04/13/29 (f)	30,000	30,161
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 yr. CMT thereafter)
4.95% 01/14/50 (c)(f)	21,000	20,495
Apple, Inc.
2.20% 09/11/29	12,000	10,644

See Notes to Schedules of Investments and Notes to Financial Statements.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
2.65% 02/08/51	$38,000	$24,012
2.80% 02/08/61	15,000	9,160
2.95% 09/11/49	3,000	2,049
3.35% 02/09/27	2,000	1,929
3.45% 02/09/45	17,000	13,193
3.85% 08/04/46	10,000	8,162
3.95% 08/08/52	12,000	9,741
4.85% 05/10/53	40,000	38,768
Applied Materials, Inc.
4.35% 04/01/47	2,000	1,746
4.80% 06/15/29	50,000	49,924
Aptiv PLC
4.40% 10/01/46	3,000	2,341
ArcelorMittal SA
4.55% 03/11/26	69,000	67,743
6.00% 06/17/34	22,000	21,987
6.35% 06/17/54	36,000	34,996
6.80% 11/29/32	16,000	16,880
Archer-Daniels-Midland Co.
2.50% 08/11/26	3,000	2,843
ARES Capital Corp.
2.88% 06/15/28	21,000	18,611
3.25% 07/15/25	48,000	46,675
Arthur J Gallagher & Co.
3.50% 05/20/51	8,000	5,518
Ascension Health
4.85% 11/15/53	9,000	8,565
Ashtead Capital, Inc.
5.55% 05/30/33 (f)	200,000	194,884
Astrazeneca Finance LLC
1.75% 05/28/28	30,000	26,599
5.00% 02/26/34	35,000	34,798
AstraZeneca PLC
3.00% 05/28/51	9,000	6,021
4.00% 01/17/29	2,000	1,927
4.38% 08/17/48	2,000	1,720
AT&T, Inc.
2.75% 06/01/31	75,000	64,234
3.65% 06/01/51	54,000	38,134
3.85% 06/01/60	19,000	13,258
4.35% 03/01/29	28,000	27,139
4.50% 05/15/35	9,000	8,287
4.55% 03/09/49	3,000	2,486
4.75% 05/15/46	3,000	2,597
4.85% 03/01/39	10,000	9,161
5.40% 02/15/34	21,000	21,001
Athene Holding Ltd.
4.13% 01/12/28	3,000	2,892
6.15% 04/03/30	10,000	10,338
	Principal Amount	Fair Value
Atmos Energy Corp.
6.20% 11/15/53	$15,000	$16,169
Avangrid, Inc.
3.15% 12/01/24	17,000	16,801
Bain Capital Specialty Finance, Inc.
2.95% 03/10/26	25,000	23,517
Bank of America Corp.
3.25% 10/21/27	32,000	30,271
4.18% 11/25/27	15,000	14,479
4.25% 10/22/26	88,000	85,774
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (c)	39,000	34,605
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (c)	28,000	18,263
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42% 12/20/28 (c)	26,000	24,443
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56% 04/23/27 (c)	13,000	12,572
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71% 04/24/28 (c)	17,000	16,285
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85% 03/08/37 (c)	22,000	19,344
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95% 01/23/49 (c)	11,000	8,658
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24% 04/24/38 (c)	10,000	8,844

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27% 07/23/29 (c)	$6,000	$5,780
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR thereafter)
4.30% 01/28/25 (c)	23,000	22,599
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29% 04/25/34 (c)	50,000	49,477
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47% 01/23/35 (c)	30,000	29,962
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87% 09/15/34 (c)	152,000	156,326
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63% 09/20/26 (c)	38,000	36,592
Bank of Nova Scotia 3 mo. Term SOFR + 2.91%
8.21% 10/12/24 (c)	22,000	21,499
BAT Capital Corp.
2.73% 03/25/31	11,000	9,287
4.39% 08/15/37	6,000	5,062
4.54% 08/15/47	3,000	2,305
5.83% 02/20/31	80,000	81,093
6.00% 02/20/34	23,000	23,249
7.08% 08/02/53	11,000	11,708
Baxter International, Inc.
1.92% 02/01/27	49,000	44,904
2.27% 12/01/28	16,000	14,095
2.54% 02/01/32	10,000	8,203
3.13% 12/01/51	11,000	6,913
3.95% 04/01/30	13,000	12,129
Baylor Scott & White Holdings
2.84% 11/15/50	3,000	1,964
Becton Dickinson & Co.
3.70% 06/06/27	13,000	12,512
4.67% 06/06/47	3,000	2,616
4.69% 12/15/44	2,000	1,760
5.11% 02/08/34	37,000	36,399
	Principal Amount	Fair Value
Berkshire Hathaway Energy Co.
3.25% 04/15/28	$2,000	$1,877
3.70% 07/15/30	45,000	41,861
3.80% 07/15/48	2,000	1,473
4.25% 10/15/50	28,000	21,964
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	51,000	32,812
4.25% 01/15/49	12,000	10,254
Berry Global, Inc.
4.88% 07/15/26 (f)	10,000	9,817
BHP Billiton Finance USA Ltd.
5.25% 09/08/33	20,000	20,021
5.50% 09/08/53	6,000	5,947
Biogen, Inc.
2.25% 05/01/30	2,000	1,702
BlackRock TCP Capital Corp.
6.95% 05/30/29	85,000	82,985
Block Financial LLC
2.50% 07/15/28	11,000	9,859
3.88% 08/15/30	3,000	2,751
Boardwalk Pipelines LP
4.80% 05/03/29	3,000	2,932
Boeing Co.
2.20% 02/04/26	48,000	45,149
2.70% 02/01/27	26,000	23,976
2.95% 02/01/30	3,000	2,571
3.25% 03/01/28	2,000	1,822
3.55% 03/01/38	2,000	1,449
3.75% 02/01/50	26,000	17,059
5.04% 05/01/27	31,000	30,320
5.15% 05/01/30	8,000	7,680
5.81% 05/01/50	6,000	5,417
Boston Properties LP
3.40% 06/21/29	23,000	20,444
Boston Scientific Corp.
4.70% 03/01/49	3,000	2,672
BP Capital Markets America, Inc.
3.00% 02/24/50	11,000	7,163
3.38% 02/08/61	24,000	15,854
4.81% 02/13/33	21,000	20,361
5.23% 11/17/34	65,000	64,521
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT thereafter)
4.38% 06/22/25 (c)	5,000	4,904

See Notes to Schedules of Investments and Notes to Financial Statements.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88% 03/22/30 (c)	$17,000	$16,062
Bristol-Myers Squibb Co.
1.45% 11/13/30	11,000	8,920
2.35% 11/13/40	2,000	1,324
3.20% 06/15/26	2,000	1,928
3.40% 07/26/29	2,000	1,864
3.55% 03/15/42	4,000	3,108
4.13% 06/15/39	4,000	3,470
4.25% 10/26/49	4,000	3,257
4.35% 11/15/47	3,000	2,497
4.55% 02/20/48	2,000	1,716
5.20% 02/22/34	35,000	34,934
Brixmor Operating Partnership LP
2.25% 04/01/28	23,000	20,508
3.90% 03/15/27	2,000	1,921
Broadcom, Inc.
3.19% 11/15/36 (f)	3,000	2,373
3.42% 04/15/33 (f)	44,000	37,922
3.47% 04/15/34 (f)	13,000	11,079
4.15% 11/15/30	14,000	13,226
4.30% 11/15/32	2,000	1,869
4.93% 05/15/37 (f)	17,000	15,984
Brown-Forman Corp.
4.00% 04/15/38	3,000	2,614
Bunge Ltd. Finance Corp.
3.75% 09/25/27	3,000	2,865
Burlington Northern Santa Fe LLC
4.15% 12/15/48	3,000	2,449
4.55% 09/01/44	8,000	7,034
Cameron LNG LLC
3.30% 01/15/35 (f)	3,000	2,475
Campbell Soup Co.
5.40% 03/21/34	20,000	19,879
Canadian Natural Resources Ltd.
3.85% 06/01/27	3,000	2,886
4.95% 06/01/47	2,000	1,739
Canadian Pacific Railway Co.
1.75% 12/02/26	23,000	21,220
3.10% 12/02/51	5,000	3,322
3.50% 05/01/50	3,000	2,162
Capital One Financial Corp.
3.75% 07/28/26	17,000	16,412
	Principal Amount	Fair Value
Carlisle Cos., Inc.
2.20% 03/01/32	$29,000	$23,343
Carrier Global Corp.
2.72% 02/15/30	56,000	49,459
3.58% 04/05/50	24,000	17,430
5.90% 03/15/34	13,000	13,577
Cenovus Energy, Inc.
2.65% 01/15/32	6,000	4,964
3.75% 02/15/52	9,000	6,355
Centene Corp.
3.00% 10/15/30	8,000	6,844
4.25% 12/15/27	51,000	48,695
CenterPoint Energy, Inc.
2.65% 06/01/31	19,000	15,992
Charles Schwab Corp.
2.45% 03/03/27	168,000	156,678
2.90% 03/03/32	7,000	5,985
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00% 12/01/30 (c)	30,000	25,618
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64% 05/19/29 (c)	55,000	55,709
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14% 08/24/34 (c)	32,000	33,327
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	68,000	45,709
3.70% 04/01/51	75,000	45,783
4.80% 03/01/50	22,000	16,171
6.55% 06/01/34	54,000	54,096
Cheniere Energy Partners LP
4.50% 10/01/29	46,000	43,812
Cheniere Energy, Inc.
5.65% 04/15/34 (f)	20,000	19,975
Chesapeake Energy Corp.
6.75% 04/15/29 (f)	112,000	112,104
Chevron Corp.
2.24% 05/11/30	3,000	2,598
Chevron USA, Inc.
3.85% 01/15/28	15,000	14,558
3.90% 11/15/24	3,000	2,982

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Chubb INA Holdings LLC
4.35% 11/03/45	$2,000	$1,727
Church & Dwight Co., Inc.
2.30% 12/15/31	10,000	8,308
Cigna Group
2.40% 03/15/30	5,000	4,327
3.25% 04/15/25	5,000	4,910
3.40% 03/01/27 - 03/15/51	21,000	16,751
4.38% 10/15/28	2,000	1,942
Cisco Systems, Inc.
5.30% 02/26/54	27,000	26,473
5.35% 02/26/64	27,000	26,261
5.90% 02/15/39	2,000	2,125
Citigroup, Inc.
4.45% 09/29/27	10,000	9,748
4.65% 07/23/48	23,000	20,051
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (c)	144,000	119,994
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (c)	34,000	30,282
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (c)	169,000	150,642
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88% 01/24/39 (c)	6,000	5,019
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 01/30/25 (c)	21,000	20,535
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17% 05/25/34 (c)	21,000	21,360
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (f)	27,000	25,514
CME Group, Inc.
2.65% 03/15/32	10,000	8,574
3.75% 06/15/28	3,000	2,889
CMS Energy Corp.
4.88% 03/01/44	9,000	8,106
Coca-Cola Co.
2.60% 06/01/50	6,000	3,729
	Principal Amount	Fair Value
2.75% 06/01/60	$3,000	$1,817
Comcast Corp.
2.65% 08/15/62	3,000	1,634
2.80% 01/15/51	3,000	1,849
2.89% 11/01/51	12,000	7,492
2.94% 11/01/56	11,000	6,636
2.99% 11/01/63	3,000	1,760
3.20% 07/15/36	2,000	1,616
3.25% 11/01/39	12,000	9,233
3.97% 11/01/47	21,000	16,369
4.15% 10/15/28	2,000	1,937
5.65% 06/01/54	30,000	29,956
Conagra Brands, Inc.
5.30% 11/01/38	3,000	2,824
5.40% 11/01/48	3,000	2,762
ConocoPhillips Co.
4.30% 11/15/44	3,000	2,545
5.55% 03/15/54	18,000	17,729
5.70% 09/15/63	21,000	20,936
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26	12,000	11,322
3.35% 04/01/30	2,000	1,836
3.88% 06/15/47	2,000	1,542
3.95% 04/01/50	12,000	9,377
Constellation Brands, Inc.
3.15% 08/01/29	23,000	20,865
3.70% 12/06/26	18,000	17,383
4.50% 05/09/47	3,000	2,505
Constellation Energy Generation LLC
6.50% 10/01/53	15,000	15,942
Continental Resources, Inc.
2.88% 04/01/32 (f)	16,000	12,930
COPT Defense Properties LP
2.00% 01/15/29	20,000	16,981
2.25% 03/15/26	8,000	7,554
2.75% 04/15/31	5,000	4,135
Corebridge Financial, Inc.
3.90% 04/05/32	79,000	70,756
Corning, Inc.
4.38% 11/15/57	3,000	2,352
Coterra Energy, Inc.
5.60% 03/15/34	55,000	54,868
Crown Castle, Inc.
2.90% 03/15/27	39,000	36,608
3.30% 07/01/30	28,000	24,961
CSL Finance PLC
4.25% 04/27/32 (f)	22,000	20,665

See Notes to Schedules of Investments and Notes to Financial Statements.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
5.11% 04/03/34 (f)	$8,000	$7,884
5.42% 04/03/54 (f)	4,000	3,859
CSX Corp.
4.50% 03/15/49 - 08/01/54	14,000	11,889
CubeSmart LP
2.50% 02/15/32	21,000	17,170
4.38% 02/15/29	8,000	7,665
CVS Health Corp.
3.00% 08/15/26	9,000	8,573
3.63% 04/01/27	7,000	6,715
3.75% 04/01/30	6,000	5,521
3.88% 07/20/25	6,000	5,892
4.25% 04/01/50	5,000	3,801
4.30% 03/25/28	7,000	6,758
4.78% 03/25/38	9,000	8,036
5.00% 12/01/24	9,000	8,969
5.13% 07/20/45	2,000	1,759
5.30% 06/01/33 - 12/05/43	36,000	34,591
5.88% 06/01/53	7,000	6,704
Dell International LLC/EMC Corp.
4.00% 07/15/24	12,000	11,991
6.02% 06/15/26	2,000	2,021
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (c)	150,000	138,414
DH Europe Finance II SARL
2.60% 11/15/29	5,000	4,459
3.25% 11/15/39	2,000	1,580
3.40% 11/15/49	3,000	2,157
Diamondback Energy, Inc.
3.13% 03/24/31	9,000	7,917
4.40% 03/24/51	3,000	2,391
5.40% 04/18/34	45,000	44,543
5.75% 04/18/54	15,000	14,534
Digital Realty Trust LP
3.60% 07/01/29	13,000	12,052
Discovery Communications LLC
3.95% 03/20/28	14,000	13,088
5.00% 09/20/37	2,000	1,711
Dollar General Corp.
3.50% 04/03/30	23,000	21,008
4.13% 04/03/50	2,000	1,517
Dollar Tree, Inc.
4.00% 05/15/25	55,000	54,195
Dominion Energy, Inc.
3.07% 08/15/24 (g)	12,000	11,955
3.38% 04/01/30	12,000	10,839
	Principal Amount	Fair Value
Dover Corp.
2.95% 11/04/29	$6,000	$5,422
Dow Chemical Co.
2.10% 11/15/30	14,000	11,807
3.60% 11/15/50	3,000	2,088
4.25% 10/01/34	2,000	1,825
5.15% 02/15/34	18,000	17,622
5.55% 11/30/48	10,000	9,496
6.30% 03/15/33	17,000	17,935
DTE Energy Co.
2.85% 10/01/26	17,000	16,097
Duke Energy Carolinas LLC
3.95% 03/15/48	2,000	1,540
Duke Energy Corp.
2.55% 06/15/31	19,000	15,912
3.30% 06/15/41	23,000	16,684
3.50% 06/15/51	50,000	33,724
3.75% 09/01/46	38,000	27,677
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 yr. CMT thereafter)
4.88% 09/16/24 (c)	38,000	37,780
Duke Energy Progress LLC
4.15% 12/01/44	12,000	9,638
DuPont de Nemours, Inc.
5.42% 11/15/48	3,000	3,108
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (f)	10,000	9,403
Eastman Chemical Co.
4.65% 10/15/44	3,000	2,512
Eaton Corp.
3.10% 09/15/27	2,000	1,888
Edison International
4.95% 04/15/25	25,000	24,814
5.75% 06/15/27	4,000	4,038
EIDP, Inc.
2.30% 07/15/30	23,000	19,795
Elevance Health, Inc.
3.60% 03/15/51	6,000	4,310
3.70% 09/15/49	5,000	3,691
5.13% 02/15/53	3,000	2,760
5.65% 06/15/54	25,000	24,718
6.10% 10/15/52	10,000	10,492
Eli Lilly & Co.
5.00% 02/09/54	8,000	7,641
5.10% 02/09/64	27,000	25,726
Emera U.S. Finance LP
2.64% 06/15/31	23,000	18,962

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Emerson Electric Co.
1.80% 10/15/27	$30,000	$27,313
2.75% 10/15/50	39,000	24,887
Enbridge Energy Partners LP
5.50% 09/15/40	2,000	1,908
Enbridge, Inc.
1.60% 10/04/26	52,000	47,869
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75% 07/15/80 (c)	31,000	29,204
Energy Transfer LP
5.25% 07/01/29	120,000	119,292
5.30% 04/01/44 - 04/15/47	8,000	7,114
5.35% 05/15/45	12,000	10,739
5.75% 02/15/33	10,000	10,085
5.95% 05/15/54	8,000	7,750
6.10% 12/01/28	39,000	40,162
6.40% 12/01/30	13,000	13,661
6.50% 02/01/42	3,000	3,108
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75% 05/15/25 (c)	82,000	81,588
Enterprise Products Operating LLC
4.25% 02/15/48	20,000	16,353
4.85% 01/31/34	54,000	52,447
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR thereafter)
5.25% 08/16/77 (c)	3,000	2,872
EOG Resources, Inc.
4.15% 01/15/26	2,000	1,969
4.95% 04/15/50	2,000	1,834
5.10% 01/15/36	2,000	1,937
Equinix, Inc.
1.25% 07/15/25	6,000	5,733
2.15% 07/15/30	11,000	9,219
ERP Operating LP
4.50% 07/01/44	5,000	4,235
Estee Lauder Cos., Inc.
2.38% 12/01/29	3,000	2,632
3.13% 12/01/49	9,000	6,011
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52	17,000	10,505
	Principal Amount	Fair Value
Eversource Energy
3.45% 01/15/50	$8,000	$5,476
Exelon Corp.
4.05% 04/15/30	13,000	12,208
4.45% 04/15/46	5,000	4,128
4.70% 04/15/50	5,000	4,224
5.60% 03/15/53	35,000	33,673
Extra Space Storage LP
2.20% 10/15/30	9,000	7,473
3.90% 04/01/29	7,000	6,586
5.90% 01/15/31	37,000	37,784
Exxon Mobil Corp.
2.61% 10/15/30	44,000	38,615
3.45% 04/15/51	6,000	4,332
FedEx Corp.
4.10% 02/01/45	23,000	18,080
Fidelity National Financial, Inc.
3.20% 09/17/51	14,000	8,613
Fidelity National Information Services, Inc.
3.10% 03/01/41	2,000	1,436
FirstEnergy Corp.
3.40% 03/01/50	14,000	9,295
FirstEnergy Transmission LLC
4.55% 04/01/49 (f)	16,000	13,228
Fiserv, Inc.
3.50% 07/01/29	28,000	25,893
4.40% 07/01/49	2,000	1,622
Florida Power & Light Co.
2.85% 04/01/25	26,000	25,487
4.13% 02/01/42	8,000	6,744
Flowers Foods, Inc.
2.40% 03/15/31	8,000	6,655
Flowserve Corp.
2.80% 01/15/32	13,000	10,668
Fox Corp.
6.50% 10/13/33	22,000	23,055
Freeport-McMoRan, Inc.
4.25% 03/01/30	20,000	18,915
GA Global Funding Trust
1.63% 01/15/26 (f)	16,000	15,033
General Mills, Inc.
3.00% 02/01/51	12,000	7,665
General Motors Co.
5.20% 04/01/45	3,000	2,632
5.40% 04/01/48	2,000	1,791
6.13% 10/01/25	44,000	44,224
6.80% 10/01/27	3,000	3,115

See Notes to Schedules of Investments and Notes to Financial Statements.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
General Motors Financial Co., Inc.
1.25% 01/08/26	$96,000	$89,901
2.35% 01/08/31	6,000	4,922
5.25% 03/01/26	22,000	21,876
5.85% 04/06/30	73,000	73,875
6.10% 01/07/34	58,000	58,637
Genuine Parts Co.
2.75% 02/01/32	9,000	7,474
Georgia Power Co.
5.25% 03/15/34	72,000	71,798
Georgia-Pacific LLC
1.75% 09/30/25 (f)	20,000	19,130
3.60% 03/01/25 (f)	57,000	56,215
Gilead Sciences, Inc.
2.60% 10/01/40	4,000	2,751
2.95% 03/01/27	3,000	2,848
3.50% 02/01/25	4,000	3,951
3.65% 03/01/26	2,000	1,945
4.15% 03/01/47	3,000	2,438
4.60% 09/01/35	9,000	8,494
5.25% 10/15/33	13,000	13,086
GlaxoSmithKline Capital PLC
3.38% 06/01/29	8,000	7,492
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25	9,000	8,867
Goldman Sachs Group, Inc.
3.85% 01/26/27	51,000	49,288
4.25% 10/21/25	98,000	96,289
5.15% 05/22/45	2,000	1,870
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (c)	19,000	17,447
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (c)	12,000	9,862
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (c)	10,000	7,022
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (c)	13,000	9,631
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (c)	$23,000	$17,350
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81% 04/23/29 (c)	3,000	2,846
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR thereafter)
4.02% 10/31/38 (c)	2,000	1,701
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22% 05/01/29 (c)	13,000	12,514
Graphic Packaging International LLC
1.51% 04/15/26 (f)	20,000	18,496
Gray Oak Pipeline LLC
2.60% 10/15/25 (f)	20,000	19,193
Halliburton Co.
3.80% 11/15/25	2,000	1,958
5.00% 11/15/45	4,000	3,621
Harley-Davidson Financial Services, Inc.
5.95% 06/11/29 (f)	72,000	71,742
Hartford Financial Services Group, Inc. 3 mo. Term SOFR + 2.39%
7.71% 02/12/67 (c)(f)	8,000	7,123
HCA, Inc.
3.13% 03/15/27	33,000	31,178
3.38% 03/15/29	19,000	17,458
3.50% 09/01/30	10,000	9,021
3.63% 03/15/32	8,000	7,045
4.63% 03/15/52	19,000	15,343
5.38% 02/01/25	108,000	107,610
5.60% 04/01/34	25,000	24,838
6.00% 04/01/54	11,000	10,852
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (f)	8,000	6,751
3.20% 06/01/50 (f)	3,000	1,933
Healthcare Realty Holdings LP
2.00% 03/15/31	2,000	1,577

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Helmerich & Payne, Inc.
2.90% 09/29/31	$6,000	$4,998
Hess Corp.
5.60% 02/15/41	3,000	2,993
5.80% 04/01/47	2,000	2,025
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	3,151
Highwoods Realty LP
4.13% 03/15/28	3,000	2,806
4.20% 04/15/29	12,000	10,985
7.65% 02/01/34	3,000	3,221
Home Depot, Inc.
2.70% 04/15/30	3,000	2,672
3.35% 04/15/50	5,000	3,555
3.50% 09/15/56	2,000	1,419
3.90% 12/06/28 - 06/15/47	6,000	5,269
4.50% 12/06/48	3,000	2,600
4.95% 06/25/34 - 09/15/52	17,000	16,697
5.30% 06/25/54	5,000	4,882
5.40% 06/25/64	20,000	19,491
Honeywell International, Inc.
1.75% 09/01/31	10,000	8,105
2.70% 08/15/29	6,000	5,430
5.25% 03/01/54	63,000	61,147
Hormel Foods Corp.
1.80% 06/11/30	21,000	17,638
Huntington Bancshares, Inc.
2.55% 02/04/30	15,000	12,829
Huntington Ingalls Industries, Inc.
2.04% 08/16/28	31,000	27,288
Hyundai Capital America
5.40% 01/08/31 (f)	87,000	86,415
Imperial Brands Finance PLC
5.50% 02/01/30 (f)(h)	200,000	198,100
Indiana Michigan Power Co.
3.25% 05/01/51	9,000	5,920
Ingersoll Rand, Inc.
5.70% 08/14/33	31,000	31,720
Intel Corp.
2.00% 08/12/31	17,000	13,840
2.45% 11/15/29	17,000	14,945
2.80% 08/12/41	17,000	11,766
3.10% 02/15/60	2,000	1,211
5.63% 02/10/43	22,000	21,794
5.70% 02/10/53	16,000	15,740
5.90% 02/10/63	12,000	11,994
	Principal Amount	Fair Value
Intercontinental Exchange, Inc.
1.85% 09/15/32	$2,000	$1,551
2.65% 09/15/40	2,000	1,388
Intuit, Inc.
5.50% 09/15/53	18,000	18,073
ITC Holdings Corp.
2.95% 05/14/30 (f)	28,000	24,660
J M Smucker Co.
6.50% 11/15/43 - 11/15/53	41,000	43,647
Jacobs Engineering Group, Inc.
5.90% 03/01/33	58,000	58,077
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
5.13% 02/01/28	37,000	36,562
5.75% 04/01/33	8,000	7,956
6.75% 03/15/34 (f)	21,000	22,213
Jefferies Financial Group, Inc.
5.88% 07/21/28	36,000	36,355
Johnson & Johnson
3.63% 03/03/37	3,000	2,615
Johnson Controls International PLC
4.50% 02/15/47	4,000	3,336
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (c)	48,000	44,818
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96% 05/13/31 (c)	52,000	45,572
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (c)	14,000	10,392
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88% 07/24/38 (c)	8,000	6,865
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90% 01/23/49 (c)	39,000	30,736

See Notes to Schedules of Investments and Notes to Financial Statements.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96% 01/29/27 (c)	$20,000	$19,538
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01% 04/23/29 (c)	5,000	4,785
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03% 07/24/48 (c)	3,000	2,414
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49% 03/24/31 (c)	56,000	53,994
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR thereafter)
4.60% 02/01/25 (c)	36,000	35,526
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34% 01/23/35 (c)	20,000	19,896
Kenvue, Inc.
4.90% 03/22/33	73,000	72,179
5.05% 03/22/53	15,000	14,141
5.20% 03/22/63	9,000	8,501
Keurig Dr Pepper, Inc.
3.20% 05/01/30	5,000	4,507
3.80% 05/01/50	3,000	2,233
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	2,518
5.00% 03/01/43	4,000	3,489
6.38% 03/01/41	4,000	4,067
Kinder Morgan, Inc.
1.75% 11/15/26	62,000	57,153
5.05% 02/15/46	4,000	3,503
5.20% 06/01/33	10,000	9,710
KLA Corp.
3.30% 03/01/50	12,000	8,439
Kraft Heinz Foods Co.
5.20% 07/15/45	19,000	17,407
Kroger Co.
2.20% 05/01/30	2,000	1,700
	Principal Amount	Fair Value
4.65% 01/15/48	$3,000	$2,543
L3Harris Technologies, Inc.
3.85% 12/15/26	12,000	11,600
Las Vegas Sands Corp.
5.90% 06/01/27	40,000	40,203
6.20% 08/15/34	23,000	23,147
Leidos, Inc.
3.63% 05/15/25	3,000	2,947
4.38% 05/15/30	44,000	41,581
5.75% 03/15/33	22,000	22,182
Liberty Mutual Group, Inc.
3.95% 05/15/60 (f)	2,000	1,375
Lincoln National Corp.
4.35% 03/01/48	33,000	25,082
Lockheed Martin Corp.
3.55% 01/15/26	2,000	1,951
3.80% 03/01/45	2,000	1,591
4.50% 05/15/36	2,000	1,877
Lowe's Cos., Inc.
1.30% 04/15/28	3,000	2,617
1.70% 09/15/28 - 10/15/30	59,000	50,637
3.00% 10/15/50	3,000	1,878
3.70% 04/15/46	3,000	2,203
4.05% 05/03/47	5,000	3,861
5.63% 04/15/53	17,000	16,461
LYB International Finance III LLC
3.63% 04/01/51	12,000	8,247
3.80% 10/01/60	2,000	1,352
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05% 01/27/34 (c)	126,000	116,578
Marsh & McLennan Cos., Inc.
2.90% 12/15/51	25,000	15,588
Masco Corp.
3.50% 11/15/27	3,000	2,835
McCormick & Co., Inc.
1.85% 02/15/31	3,000	2,435
3.25% 11/15/25	88,000	85,396
McDonald's Corp.
3.60% 07/01/30	17,000	15,759
3.63% 09/01/49	5,000	3,627
4.88% 12/09/45	4,000	3,595
Medtronic Global Holdings SCA
4.50% 03/30/33	71,000	68,262
Medtronic, Inc.
4.63% 03/15/45	2,000	1,808

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	27

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	$12,000	$9,924
Mercedes-Benz Finance North America LLC
5.38% 11/26/25 (f)	150,000	150,112
Merck & Co., Inc.
1.90% 12/10/28	30,000	26,673
2.45% 06/24/50	5,000	2,973
2.75% 12/10/51	10,000	6,253
2.90% 12/10/61	4,000	2,394
4.00% 03/07/49	2,000	1,617
4.50% 05/17/33	20,000	19,324
5.00% 05/17/53	4,000	3,764
Meritage Homes Corp.
3.88% 04/15/29 (f)	72,000	66,355
Meta Platforms, Inc.
3.85% 08/15/32	38,000	35,356
4.45% 08/15/52	20,000	17,245
MetLife, Inc.
4.72% 12/15/44	7,000	6,177
Micron Technology, Inc.
3.37% 11/01/41	13,000	9,512
3.48% 11/01/51	26,000	17,879
5.30% 01/15/31	18,000	17,957
Microsoft Corp.
2.40% 08/08/26	17,000	16,171
2.68% 06/01/60	6,000	3,648
2.92% 03/17/52	33,000	22,416
3.45% 08/08/36	2,000	1,744
3.50% 02/12/35	2,000	1,811
Mid-America Apartments LP
2.88% 09/15/51	17,000	10,553
Molson Coors Beverage Co.
4.20% 07/15/46	3,000	2,395
Morgan Stanley
3.63% 01/20/27	3,000	2,892
3.70% 10/23/24	7,000	6,956
3.97% 07/22/38 (c)	7,000	5,926
4.35% 09/08/26	57,000	55,744
4.38% 01/22/47	7,000	5,993
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (c)	188,000	173,853
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (c)	106,000	83,889
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (c)	$41,000	$25,789
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47% 01/18/35 (c)	17,000	16,961
MPLX LP
2.65% 08/15/30	8,000	6,896
5.20% 12/01/47	2,000	1,761
Mylan, Inc.
5.20% 04/15/48	3,000	2,435
Nasdaq, Inc.
5.95% 08/15/53	6,000	6,065
6.10% 06/28/63	9,000	9,130
Nevada Power Co.
6.00% 03/15/54	11,000	11,170
NewMarket Corp.
2.70% 03/18/31	6,000	4,995
Newmont Corp.
4.88% 03/15/42	3,000	2,767
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65% 05/01/79 (c)	4,000	3,816
NGPL PipeCo LLC
3.25% 07/15/31 (f)	23,000	19,636
Niagara Mohawk Power Corp.
5.66% 01/17/54 (f)	16,000	15,364
NIKE, Inc.
3.38% 03/27/50	3,000	2,160
NNN REIT, Inc.
4.00% 11/15/25	3,000	2,938
Norfolk Southern Corp.
3.95% 10/01/42	3,000	2,404
Northern Natural Gas Co.
5.63% 02/01/54 (f)	36,000	35,281
Northern Trust Corp.
6.13% 11/02/32	22,000	23,073
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (f)	24,000	16,770
NOV, Inc.
3.60% 12/01/29	10,000	9,197
Novant Health, Inc.
3.32% 11/01/61	10,000	6,601

See Notes to Schedules of Investments and Notes to Financial Statements.
28	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Novartis Capital Corp.
2.20% 08/14/30	$14,000	$12,124
3.00% 11/20/25	2,000	1,946
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43	58,000	57,129
5.40% 06/21/34	72,000	70,923
NVIDIA Corp.
2.85% 04/01/30	8,000	7,253
3.50% 04/01/50	3,000	2,300
Occidental Petroleum Corp.
6.13% 01/01/31	37,000	37,889
Oklahoma Gas & Electric Co.
3.25% 04/01/30	4,000	3,612
Oncor Electric Delivery Co. LLC
3.80% 09/30/47	2,000	1,525
ONEOK, Inc.
4.35% 03/15/29	3,000	2,890
5.80% 11/01/30	79,000	80,804
6.10% 11/15/32	17,000	17,578
6.63% 09/01/53	22,000	23,492
Oracle Corp.
1.65% 03/25/26	30,000	28,122
2.30% 03/25/28	2,000	1,808
2.65% 07/15/26	3,000	2,843
2.95% 04/01/30	18,000	16,001
3.60% 04/01/50	3,000	2,095
3.95% 03/25/51	2,000	1,478
4.00% 07/15/46 - 11/15/47	5,000	3,797
4.10% 03/25/61	11,000	7,898
5.55% 02/06/53	7,000	6,620
6.15% 11/09/29	43,000	44,964
6.90% 11/09/52	7,000	7,824
Otis Worldwide Corp.
2.06% 04/05/25	46,000	44,764
2.57% 02/15/30	18,000	15,794
3.36% 02/15/50	39,000	27,433
Owens Corning
3.88% 06/01/30	42,000	39,108
4.40% 01/30/48	2,000	1,613
5.70% 06/15/34	30,000	30,286
5.95% 06/15/54	10,000	10,068
Pacific Gas & Electric Co.
2.10% 08/01/27	6,000	5,419
2.50% 02/01/31	18,000	14,842
3.00% 06/15/28	14,000	12,801
3.30% 08/01/40	18,000	12,800
3.50% 08/01/50	5,000	3,271
4.30% 03/15/45	14,000	10,713
	Principal Amount	Fair Value
PacifiCorp
2.70% 09/15/30	$9,000	$7,807
2.90% 06/15/52	68,000	40,149
5.80% 01/15/55	16,000	15,502
6.25% 10/15/37	8,000	8,261
Packaging Corp. of America
3.05% 10/01/51	17,000	11,102
Paramount Global
2.90% 01/15/27	2,000	1,846
3.70% 06/01/28	2,000	1,805
5.25% 04/01/44	3,000	2,178
Parker-Hannifin Corp.
3.25% 06/14/29	2,000	1,836
4.50% 09/15/29	39,000	38,001
Patterson-UTI Energy, Inc.
7.15% 10/01/33	17,000	18,013
PayPal Holdings, Inc.
2.65% 10/01/26	8,000	7,571
3.25% 06/01/50	3,000	2,031
PepsiCo, Inc.
1.63% 05/01/30	2,000	1,674
2.63% 07/29/29	8,000	7,236
2.75% 10/21/51	26,000	16,489
Pfizer Investment Enterprises Pte. Ltd.
4.45% 05/19/28	62,000	60,918
4.75% 05/19/33	155,000	151,015
5.30% 05/19/53	4,000	3,861
5.34% 05/19/63	12,000	11,325
Pfizer, Inc.
2.70% 05/28/50	27,000	17,339
3.90% 03/15/39	3,000	2,563
4.13% 12/15/46	3,000	2,482
4.40% 05/15/44	2,000	1,775
Philip Morris International, Inc.
1.50% 05/01/25	62,000	60,004
2.10% 05/01/30	2,000	1,696
3.38% 08/15/29	3,000	2,773
4.13% 03/04/43	2,000	1,607
5.13% 02/15/30	44,000	43,842
5.25% 02/13/34	102,000	100,076
5.63% 11/17/29	20,000	20,424
Phillips 66 Co.
2.15% 12/15/30	48,000	40,129
3.15% 12/15/29	30,000	27,171
3.30% 03/15/52	17,000	11,127
3.75% 03/01/28	3,000	2,861
4.68% 02/15/45	5,000	4,253

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	29

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Pilgrim's Pride Corp.
6.25% 07/01/33	$11,000	$11,171
Pioneer Natural Resources Co.
1.13% 01/15/26	42,000	39,412
2.15% 01/15/31	10,000	8,399
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	9,000	8,221
PPL Capital Funding, Inc.
3.10% 05/15/26	9,000	8,635
Precision Castparts Corp.
4.38% 06/15/45	3,000	2,643
Progressive Corp.
3.00% 03/15/32	23,000	19,958
3.70% 03/15/52	7,000	5,223
Prologis LP
3.05% 03/01/50	3,000	1,968
3.25% 06/30/26	2,000	1,928
5.00% 03/15/34	8,000	7,829
5.25% 03/15/54	8,000	7,569
Prospect Capital Corp.
3.36% 11/15/26	22,000	20,220
Prudential Financial, Inc.
3.94% 12/07/49	11,000	8,344
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70% 09/15/48 (c)	6,000	5,881
Public Service Co. of Colorado
3.70% 06/15/28	9,000	8,541
Public Storage Operating Co.
5.35% 08/01/53	11,000	10,607
PVH Corp.
4.63% 07/10/25	25,000	24,718
QUALCOMM, Inc.
4.30% 05/20/47	3,000	2,558
4.50% 05/20/52	22,000	18,988
Quanta Services, Inc.
2.35% 01/15/32	16,000	13,011
3.05% 10/01/41	20,000	14,066
Quest Diagnostics, Inc.
2.95% 06/30/30	2,000	1,773
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	17,000	13,992
Regions Financial Corp.
1.80% 08/12/28	48,000	41,455
	Principal Amount	Fair Value
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72% 06/06/30 (c)	$130,000	$129,889
RenaissanceRe Holdings Ltd.
5.75% 06/05/33	23,000	23,022
Republic Services, Inc.
2.38% 03/15/33	31,000	24,776
5.00% 04/01/34	19,000	18,599
Rio Tinto Finance USA Ltd.
2.75% 11/02/51	4,000	2,478
Rockwell Automation, Inc.
2.80% 08/15/61	8,000	4,595
4.20% 03/01/49	3,000	2,509
Rogers Communications, Inc.
5.00% 03/15/44	3,000	2,680
Roper Technologies, Inc.
2.95% 09/15/29	4,000	3,598
Ross Stores, Inc.
4.70% 04/15/27	2,000	1,973
Royalty Pharma PLC
1.20% 09/02/25	10,000	9,497
1.75% 09/02/27	3,000	2,695
2.20% 09/02/30	2,000	1,668
3.30% 09/02/40	2,000	1,444
RPM International, Inc.
3.75% 03/15/27	2,000	1,919
RTX Corp.
1.90% 09/01/31	60,000	48,128
2.82% 09/01/51	50,000	30,420
3.13% 05/04/27	30,000	28,448
3.50% 03/15/27	3,000	2,876
3.95% 08/16/25	2,000	1,966
4.15% 05/15/45	3,000	2,422
4.45% 11/16/38	4,000	3,540
6.10% 03/15/34	24,000	25,272
6.40% 03/15/54	19,000	20,732
Ryder System, Inc.
2.90% 12/01/26	31,000	29,292
Salesforce, Inc.
1.95% 07/15/31	21,000	17,229
2.70% 07/15/41	17,000	11,880
Sands China Ltd.
5.13% 08/08/25	200,000	198,370
Schlumberger Holdings Corp.
3.90% 05/17/28 (f)	9,000	8,591
Schlumberger Investment SA
5.00% 06/01/34	72,000	70,848

See Notes to Schedules of Investments and Notes to Financial Statements.
30	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Sealed Air Corp.
1.57% 10/15/26 (f)	$73,000	$66,420
Selective Insurance Group, Inc.
5.38% 03/01/49	2,000	1,880
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13% 04/01/52 (c)	33,000	30,430
Shell International Finance BV
2.38% 11/07/29	32,000	28,228
3.13% 11/07/49	13,000	8,832
3.25% 04/06/50	8,000	5,560
3.75% 09/12/46	5,000	3,868
Shire Acquisitions Investments Ireland DAC
3.20% 09/23/26	2,000	1,918
Simon Property Group LP
3.38% 06/15/27	3,000	2,863
Smith & Nephew PLC
5.40% 03/20/34	15,000	14,772
Southern California Edison Co.
4.00% 04/01/47	21,000	16,071
4.20% 03/01/29	16,000	15,295
5.65% 10/01/28	111,000	112,910
Southern Co.
3.25% 07/01/26	3,000	2,885
3.70% 04/30/30	34,000	31,372
Southwest Airlines Co.
2.63% 02/10/30	17,000	14,725
Southwestern Electric Power Co.
2.75% 10/01/26	3,000	2,830
Spectra Energy Partners LP
3.38% 10/15/26	3,000	2,871
4.50% 03/15/45	2,000	1,627
Starbucks Corp.
4.00% 11/15/28	2,000	1,927
Stryker Corp.
1.95% 06/15/30	21,000	17,684
Sumitomo Mitsui Financial Group, Inc.
6.18% 07/13/43	38,000	41,461
Suncor Energy, Inc.
4.00% 11/15/47	3,000	2,252
Sysco Corp.
3.25% 07/15/27	3,000	2,841
5.95% 04/01/30	2,000	2,081
6.60% 04/01/50	3,000	3,341
	Principal Amount	Fair Value
Take-Two Interactive Software, Inc.
3.70% 04/14/27	$50,000	$48,079
4.00% 04/14/32	7,000	6,371
Tampa Electric Co.
2.40% 03/15/31	23,000	19,356
3.45% 03/15/51	14,000	9,618
4.35% 05/15/44	13,000	10,710
Tapestry, Inc.
4.13% 07/15/27	3,000	2,875
7.35% 11/27/28	91,000	94,417
7.85% 11/27/33	16,000	16,833
Targa Resources Corp.
6.50% 03/30/34	58,000	61,396
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	55,000	53,835
Target Corp.
1.95% 01/15/27	4,000	3,724
Texas Instruments, Inc.
3.88% 03/15/39	3,000	2,618
Thermo Fisher Scientific, Inc.
2.80% 10/15/41	11,000	7,827
Time Warner Cable LLC
6.55% 05/01/37	2,000	1,895
T-Mobile USA, Inc.
3.50% 04/15/31	81,000	72,797
3.75% 04/15/27	32,000	30,761
4.50% 04/15/50	10,000	8,350
4.80% 07/15/28	69,000	68,081
5.50% 01/15/55	10,000	9,636
Toronto-Dominion Bank
3.20% 03/10/32	48,000	41,540
4.46% 06/08/32	22,000	20,732
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63% 09/15/31 (c)	23,000	21,890
Tractor Supply Co.
5.25% 05/15/33	16,000	15,877
Trane Technologies Financing Ltd.
3.55% 11/01/24	7,000	6,951
3.80% 03/21/29	7,000	6,647
TransCanada PipeLines Ltd.
4.25% 05/15/28	18,000	17,407
4.88% 01/15/26	4,000	3,967

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	31

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63% 05/20/75 (c)	$27,000	$26,599
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28	3,000	2,876
Travelers Cos., Inc.
2.55% 04/27/50	29,000	17,651
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 yr. CMT thereafter)
4.80% 09/01/24 (c)	43,000	42,237
TWDC Enterprises 18 Corp.
4.13% 06/01/44	2,000	1,668
Tyco Electronics Group SA
3.13% 08/15/27	3,000	2,837
Tyson Foods, Inc.
5.40% 03/15/29	16,000	16,032
5.70% 03/15/34	20,000	19,910
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (c)	41,000	38,856
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68% 01/23/35 (c)	35,000	35,164
UDR, Inc.
2.10% 08/01/32	8,000	6,255
3.00% 08/15/31	3,000	2,588
Union Pacific Corp.
3.55% 05/20/61	12,000	8,270
3.60% 09/15/37	3,000	2,519
3.80% 04/06/71	7,000	4,927
4.10% 09/15/67	5,000	3,777
United Parcel Service, Inc.
5.50% 05/22/54	25,000	24,776
UnitedHealth Group, Inc.
2.00% 05/15/30	12,000	10,198
4.20% 05/15/32	14,000	13,171
4.45% 12/15/48	7,000	5,982
4.75% 07/15/45 - 05/15/52	54,000	47,900
5.05% 04/15/53	12,000	11,131
5.20% 04/15/63	21,000	19,495
6.05% 02/15/63	2,000	2,104
Utah Acquisition Sub, Inc.
3.95% 06/15/26	88,000	85,362
	Principal Amount	Fair Value
Vale Overseas Ltd.
6.13% 06/12/33	$38,000	$38,211
6.40% 06/28/54	20,000	19,671
Ventas Realty LP
3.25% 10/15/26	10,000	9,505
5.63% 07/01/34	65,000	64,368
Verisk Analytics, Inc.
5.25% 06/05/34	40,000	39,373
Verizon Communications, Inc.
2.36% 03/15/32	91,000	74,372
2.55% 03/21/31	16,000	13,591
3.00% 03/22/27	33,000	31,230
3.40% 03/22/41	11,000	8,408
3.55% 03/22/51	6,000	4,318
3.70% 03/22/61	17,000	11,991
4.40% 11/01/34	51,000	47,257
4.86% 08/21/46	12,000	10,889
Viatris, Inc.
1.65% 06/22/25	158,000	151,819
4.00% 06/22/50	18,000	12,130
Virginia Electric & Power Co.
4.00% 11/15/46	9,000	7,002
Visa, Inc.
2.70% 04/15/40	4,000	2,915
Vistra Operations Co. LLC
3.55% 07/15/24 (f)	39,000	38,949
6.00% 04/15/34 (f)	18,000	18,020
Vontier Corp.
2.40% 04/01/28	24,000	21,276
2.95% 04/01/31	23,000	18,942
Vornado Realty LP
2.15% 06/01/26	34,000	31,411
3.50% 01/15/25	4,000	3,940
Vulcan Materials Co.
3.90% 04/01/27	2,000	1,936
Walmart, Inc.
1.80% 09/22/31	9,000	7,412
2.50% 09/22/41	9,000	6,230
2.65% 09/22/51	2,000	1,253
Walt Disney Co.
2.65% 01/13/31	19,000	16,575
3.38% 11/15/26	2,000	1,923
3.60% 01/13/51	3,000	2,237
4.75% 11/15/46	2,000	1,798
6.65% 11/15/37	8,000	8,995
Warnermedia Holdings, Inc.
4.28% 03/15/32	81,000	70,679
5.05% 03/15/42	15,000	12,190
5.14% 03/15/52	4,000	3,113

See Notes to Schedules of Investments and Notes to Financial Statements.
32	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
5.39% 03/15/62	$4,000	$3,120
Waste Connections, Inc.
2.20% 01/15/32	49,000	39,866
2.95% 01/15/52	23,000	14,709
WEC Energy Group, Inc.
3.55% 06/15/25	6,000	5,876
Wells Fargo & Co.
4.15% 01/24/29	19,000	18,263
4.75% 12/07/46	17,000	14,393
5.88% 06/15/25 (c)	48,000	47,955
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (c)	73,000	67,260
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (c)	23,000	16,870
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20% 06/17/27 (c)	191,000	182,917
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50% 01/23/35 (c)	26,000	25,937
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49% 10/23/34 (c)	31,000	33,067
Westlake Corp.
2.88% 08/15/41	3,000	2,026
3.13% 08/15/51	3,000	1,886
3.38% 08/15/61	2,000	1,211
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT thereafter)
2.89% 02/04/30 (c)	15,000	14,705
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11% 07/24/34 (c)	7,000	6,470
Williams Cos., Inc.
3.75% 06/15/27	2,000	1,920
4.85% 03/01/48	3,000	2,594
4.90% 01/15/45	8,000	6,996
5.30% 08/15/52	7,000	6,482
5.40% 03/04/44	3,000	2,828
	Principal Amount	Fair Value
Willis North America, Inc.
3.88% 09/15/49	$6,000	$4,316
Workday, Inc.
3.50% 04/01/27	19,000	18,173
3.70% 04/01/29	37,000	34,730
WPP Finance 2010
3.75% 09/19/24	11,000	10,942
Zoetis, Inc.
3.00% 09/12/27	3,000	2,814
3.90% 08/20/28	3,000	2,863
5.60% 11/16/32	41,000	41,952
		16,932,376
Non-Agency Collateralized Mortgage Obligations - 1.7%
Bank
3.18% 09/15/60	617,000	575,626
4.41% 11/15/61 (c)	320,000	307,831
BPR Trust 1 mo. Term SOFR + 1.90%
7.23% 04/15/37 (c)(f)	117,967	118,008
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	122,914
CD Mortgage Trust
2.91% 08/15/57	246,000	217,989
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (c)	119,583	112,733
3.78% 09/10/58	100,000	96,763
4.03% 12/10/49 (c)	78,331	70,729
COMM Mortgage Trust
3.92% 10/15/45 (f)	96,229	83,644
GS Mortgage Securities Trust
2.75% 09/10/52	419,000	372,511
3.05% 11/10/52	493,000	442,280
3.67% 03/10/50	240,062	225,913
4.14% 03/10/51 (c)	73,000	67,800
4.56% 11/10/48 (c)	117,000	95,891
JPMBB Commercial Mortgage Securities Trust
4.80% 11/15/48 (c)	71,000	39,586
MASTR Alternative Loan Trust
5.00% 08/25/18 (d)	134	12
Morgan Stanley Bank of America Merrill Lynch Trust
0.97% 03/15/48 (c)(d)	654,683	2,018
Wells Fargo Commercial Mortgage Trust
1.28% 02/15/48 (c)(d)	602,572	2,387

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	33

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
4.32% 08/15/50	$103,578	$91,771
		3,046,406
Municipal Bonds and Notes - 0.0%*
State of California, CA
4.60% 04/01/38	50,000	47,116
		47,116
Total Bonds and Notes (Cost $55,762,216)		53,069,284
	Number of Shares
Exchange Traded & Mutual Funds - 24.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio (i) (Cost $37,319,801)	374,817	44,490,778
Total Investments in Securities (Cost $139,510,511)		175,498,529
Short-Term Investments - 7.4%
Dreyfus Treasury & Agency Cash Management Institutional Shares 5.19%	1,137,930	1,137,930
	Number of Shares	Fair Value
State Street Institutional Treasury Money Market Fund - Premier Class 5.23% (j)(k)	5,396,642	$5,396,642
State Street Institutional Treasury Plus Fund - Premier Class 5.25% (j)(k)	1,137,931	1,137,931
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (j)(k)	5,669,910	5,669,910
Total Short-Term Investments (Cost $13,342,413)		13,342,413
Total Investments (Cost $152,852,924)		188,840,942
Liabilities in Excess of Other Assets, net - (5.0)%		(9,056,634)
NET ASSETS - 100.0%		$179,784,308

Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,250	1.00%/ Quarterly	06/20/29	$(46,293)	$(50,021)	$3,728

See Notes to Schedules of Investments and Notes to Financial Statements.
34	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
The Fund had the following long futures contracts open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2024	6	$735,510	$752,062	$16,552
U.S. Long Bond Futures	September 2024	5	575,791	591,563	15,772
10 Yr. U.S. Treasury Ultra Futures	September 2024	67	7,524,783	7,606,594	81,811
5 Yr. U.S. Treasury Notes Futures	September 2024	31	3,276,372	3,303,922	27,550
S&P 500 E-mini Index Futures	September 2024	2	549,760	552,271	2,511
					$144,196
The Fund had the following short futures contracts open at June 30, 2024:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2024	7	$(1,427,245)	$(1,429,531)	$(2,286)
10 Yr. U.S. Treasury Notes Futures	September 2024	21	(2,281,681)	(2,309,672)	(27,991)
					$(30,277)
During the period ended June 30, 2024, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$13,507,736	$2,990,078	$1,194,358
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to $1,797,747 or 1.00% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(g)	Step coupon bond.

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	35

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
(h)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(i)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$77,820,606	$—	$—	$77,820,606
Foreign Equity	117,861	—	—	117,861
U.S. Treasuries	—	17,823,905	—	17,823,905
Agency Mortgage Backed	—	14,902,230	—	14,902,230
Agency Collateralized Mortgage Obligations	—	317,251	—	317,251
Corporate Notes	—	16,932,376	—	16,932,376
Non-Agency Collateralized Mortgage Obligations	—	3,046,406	—	3,046,406
Municipal Bonds and Notes	—	47,116	—	47,116
Exchange Traded & Mutual Funds	44,490,778	—	—	44,490,778
Short-Term Investments	13,342,413	—	—	13,342,413
Total Investments in Securities	$135,771,658	$53,069,284	$—	$188,840,942
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$—	$3,728	$—	$3,728
Long Futures Contracts - Unrealized Appreciation	144,196	—	—	144,196
Short Futures Contracts - Unrealized Depreciation	(30,277)	—	—	(30,277)
Total Other Financial Instruments	$113,919	$3,728	$—	$117,647
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2024 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	23.56%	0.00%	23.56%
Semiconductors	4.47%	0.06%	4.53%
Systems Software	3.56%	0.00%	3.56%
Technology Hardware, Storage & Peripherals	2.88%	0.00%	2.88%
Interactive Media & Services	2.77%	0.00%	2.77%
Broadline Retail	1.63%	0.00%	1.63%
Pharmaceuticals	1.56%	0.00%	1.56%
Diversified Banks	1.21%	0.00%	1.21%
Application Software	0.97%	0.00%	0.97%
Healthcare Equipment	0.94%	0.00%	0.94%
Transaction & Payment Processing Services	0.92%	0.00%	0.92%
Biotechnology	0.78%	0.00%	0.78%
Aerospace & Defense	0.75%	0.00%	0.75%
Integrated Oil & Gas	0.74%	0.00%	0.74%
See Notes to Schedules of Investments and Notes to Financial Statements.
36	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
Industry	Domestic	Foreign	Total
Consumer Staples Merchandise Retail	0.71%	0.00%	0.71%
Multi-Sector Holdings	0.66%	0.00%	0.66%
Managed Healthcare	0.62%	0.00%	0.62%
Electric Utilities	0.62%	0.00%	0.62%
Automobile Manufacturers	0.59%	0.00%	0.59%
Household Products	0.50%	0.00%	0.50%
Life Sciences Tools & Services	0.50%	0.00%	0.50%
Soft Drinks & Non-alcoholic Beverages	0.49%	0.00%	0.49%
Movies & Entertainment	0.45%	0.00%	0.45%
Semiconductor Materials & Equipment	0.44%	0.00%	0.44%
Home Improvement Retail	0.42%	0.00%	0.42%
Financial Exchanges & Data	0.42%	0.00%	0.42%
Asset Management & Custody Banks	0.39%	0.00%	0.39%
Property & Casualty Insurance	0.39%	0.00%	0.39%
IT Consulting & Other Services	0.39%	0.00%	0.39%
Restaurants	0.39%	0.00%	0.39%
Investment Banking & Brokerage	0.36%	0.00%	0.36%
Hotels, Resorts & Cruise Lines	0.35%	0.00%	0.35%
Oil & Gas Exploration & Production	0.34%	0.00%	0.34%
Communications Equipment	0.33%	0.00%	0.33%
Industrial Machinery & Supplies & Components	0.32%	0.00%	0.32%
Integrated Telecommunication Services	0.28%	0.00%	0.28%
Electrical Components & Equipment	0.26%	0.00%	0.26%
Construction Machinery & Heavy Transportation Equipment	0.26%	0.00%	0.26%
Packaged Foods & Meats	0.25%	0.00%	0.25%
Multi-Utilities	0.25%	0.00%	0.25%
Insurance Brokers	0.25%	0.00%	0.25%
Industrial Gases	0.24%	0.00%	0.24%
Specialty Chemicals	0.23%	0.00%	0.23%
Rail Transportation	0.23%	0.00%	0.23%
Consumer Finance	0.21%	0.00%	0.21%
Tobacco	0.21%	0.00%	0.21%
Building Products	0.20%	0.00%	0.20%
Healthcare Services	0.19%	0.00%	0.19%
Industrial Conglomerates	0.18%	0.00%	0.18%
Air Freight & Logistics	0.18%	0.00%	0.18%
Cable & Satellite	0.16%	0.00%	0.16%
Apparel Retail	0.16%	0.00%	0.16%
Oil & Gas Refining & Marketing	0.16%	0.00%	0.16%
Oil & Gas Storage & Transportation	0.15%	0.00%	0.15%
Life & Health Insurance	0.14%	0.00%	0.14%
Telecom Tower REITs	0.14%	0.00%	0.14%
Environmental & Facilities Services	0.14%	0.00%	0.14%
Passenger Ground Transportation	0.14%	0.00%	0.14%
Human Resource & Employment Services	0.13%	0.00%	0.13%
Healthcare Distributors	0.13%	0.00%	0.13%
Regional Banks	0.12%	0.00%	0.12%
Oil & Gas Equipment & Services	0.12%	0.00%	0.12%
Automotive Retail	0.11%	0.00%	0.11%
Retail REITs	0.11%	0.00%	0.11%
Home Building	0.11%	0.00%	0.11%
Data Center REITs	0.11%	0.00%	0.11%
Trading Companies & Distributors	0.11%	0.00%	0.11%
Footwear	0.11%	0.00%	0.11%
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	37

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
Industry	Domestic	Foreign	Total
Health Care REITs	0.10%	0.00%	0.10%
Multi-Family Residential REITs	0.10%	0.00%	0.10%
Electronic Components	0.10%	0.00%	0.10%
Research & Consulting Services	0.10%	0.00%	0.10%
Diversified Support Services	0.10%	0.00%	0.10%
Industrial REITs	0.09%	0.00%	0.09%
Agricultural & Farm Machinery	0.09%	0.00%	0.09%
Wireless Telecommunication Services	0.08%	0.00%	0.08%
Self Storage REITs	0.07%	0.00%	0.07%
Paper & Plastic Packaging Products & Materials	0.07%	0.00%	0.07%
Healthcare Facilities	0.06%	0.00%	0.06%
Electronic Equipment & Instruments	0.06%	0.00%	0.06%
Passenger Airlines	0.06%	0.00%	0.06%
Copper	0.06%	0.00%	0.06%
Construction Materials	0.06%	0.00%	0.06%
Fertilizers & Agricultural Chemicals	0.06%	0.00%	0.06%
Commodity Chemicals	0.06%	0.00%	0.06%
Electronic Manufacturing Services	0.05%	0.00%	0.05%
Personal Care Products	0.05%	0.00%	0.05%
Interactive Home Entertainment	0.05%	0.00%	0.05%
Real Estate Services	0.05%	0.00%	0.05%
Other Specialized REITs	0.05%	0.00%	0.05%
Other Specialty Retail	0.05%	0.00%	0.05%
Steel	0.05%	0.00%	0.05%
Apparel, Accessories & Luxury Goods	0.05%	0.00%	0.05%
Multi-Line Insurance	0.04%	0.00%	0.04%
Gold	0.04%	0.00%	0.04%
Distillers & Vintners	0.04%	0.00%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Heavy Electrical Equipment	0.04%	0.00%	0.04%
Agricultural Products & Services	0.04%	0.00%	0.04%
Cargo Ground Transportation	0.04%	0.00%	0.04%
Casinos & Gaming	0.04%	0.00%	0.04%
Distributors	0.04%	0.00%	0.04%
Healthcare Supplies	0.04%	0.00%	0.04%
Independent Power Producers & Energy Traders	0.04%	0.00%	0.04%
Food Distributors	0.03%	0.00%	0.03%
Construction & Engineering	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Technology Distributors	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Automotive Parts & Equipment	0.02%	0.00%	0.02%
Water Utilities	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Data Processing & Outsourced Services	0.02%	0.00%	0.02%
Timber REITs	0.02%	0.00%	0.02%
Single-Family Residential REITs	0.02%	0.00%	0.02%
Metal, Glass & Plastic Containers	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Reinsurance	0.02%	0.00%	0.02%
Broadcasting	0.01%	0.00%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
See Notes to Schedules of Investments and Notes to Financial Statements.
38	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
Industry	Domestic	Foreign	Total
Brewers	0.01%	0.00%	0.01%
Drug Retail	0.01%	0.00%	0.01%
Office REITs	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Home Furnishings	0.01%	0.00%	0.01%
			64.83%
Sector	Percentage (based on Fair Value)
U.S. Treasuries	9.44%
Corporate Notes	8.97%
Agency Mortgage Backed	7.89%
Non-Agency Collateralized Mortgage Obligations	1.61%
Agency Collateralized Mortgage Obligations	0.17%
Municipal Bonds and Notes	0.02%
28.10%
Sector	Percentage (based on Fair Value)
Short-Term Investments	7.07%
7.07%
100.00%

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	591	$45,779	$2,910	$7,393	$(759)	$(1,317)	530	$39,220	$364
State Street Global All Cap Equity ex-U.S. Index Portfolio	360,372	40,606,701	6,290,000	4,530,000	522,062	1,602,015	374,817	44,490,778	—
State Street Institutional Treasury Money Market Fund - Premier Class	4,589,093	4,589,093	7,470,502	6,662,953	—	—	5,396,642	5,396,642	139,548
State Street Institutional Treasury Plus Fund - Premier Class	1,901,514	1,901,514	3,994,779	4,758,362	—	—	1,137,931	1,137,931	50,563
State Street Institutional U.S. Government Money Market Fund - Class G Shares	4,914,929	4,914,929	13,894,232	13,139,251	—	—	5,669,910	5,669,910	149,872
TOTAL		$52,058,016	$31,652,423	$29,097,959	$521,303	$1,600,698		$56,734,481	$340,347
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	39

Elfun Tax-Exempt Income Fund
Schedule of Investments — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.5% †
Alabama - 0.3%
Auburn University, AL Revenue
5.00% 06/01/38	$1,000,000	$1,055,950
County of Jefferson Sewer Revenue, AL Revenue
5.00% 10/01/32	1,250,000	1,389,483
		2,445,433
Arizona - 1.3%
Arizona Board of Regents, AZ Revenue
5.00% 07/01/41 - 07/01/43	2,000,000	2,114,448
City of Mesa Utility System Revenue, AZ Revenue
5.00% 07/01/43	1,500,000	1,585,608
City of Phoenix Civic Improvement Corp., AZ Revenue
4.00% 07/01/44	1,000,000	966,550
5.00% 07/01/31 - 07/01/42	4,315,000	4,468,988
Maricopa County Unified School District No. 80 Chandler, AZ GO,
4.00% 07/01/32	2,890,000	2,935,031
		12,070,625
Arkansas - 0.2%
State of Arkansas, AR GO,
4.00% 07/01/39 - 07/01/40	1,600,000	1,624,315
California - 6.1%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,232,677
California Health Facilities Financing Authority, CA Revenue
5.00% 04/01/32	1,000,000	1,087,450
City of Los Angeles Department of Airports, CA Revenue
5.00% 05/15/34 - 05/15/44	7,295,000	7,706,883
City of Los Angeles Wastewater System Revenue, CA Revenue
5.00% 06/01/48	10,000,000	10,440,590
Fresno Unified School District, CA GO,
4.00% 08/01/47 (a)	5,000,000	5,002,062
Los Angeles Unified School District, CA GO,
5.00% 07/01/34	500,000	589,762
Oakland Unified School District/Alameda County, CA GO, (AGM Insured)
5.00% 08/01/35	1,000,000	1,160,108
Regents of the University of California Medical Center Pooled Revenue, CA Revenue
5.00% 05/15/41	2,000,000	2,221,856
Sacramento Municipal Utility District, CA Revenue
4.00% 08/15/45	1,565,000	1,569,273
5.00% 08/15/53	2,000,000	2,198,218
San Diego County Regional Airport Authority, CA Revenue
5.00% 07/01/33	1,000,000	1,101,397
San Diego Unified School District, CA GO,
4.00% 07/01/53	1,000,000	973,361
	Principal Amount	Fair Value
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/33 - 05/01/49	$4,545,000	$4,889,076
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Revenue
5.00% 10/01/34	1,495,000	1,525,244
Southern California Public Power Authority, CA Revenue
5.00% 09/01/30	500,000	529,276
State of California, CA GO,
4.00% 08/01/35 - 09/01/47	6,590,000	6,703,318
5.00% 09/01/28 - 03/01/35	7,680,000	8,351,770
University of California, CA Revenue
4.00% 05/15/46	1,800,000	1,798,610
		59,080,931
Colorado - 2.5%
Adams & Arapahoe Joint School District 28J Aurora, CO GO,
5.00% 12/01/32	2,000,000	2,078,873
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	1,000,000	988,166
Cherokee Metropolitan District, CO Revenue (BAM Insured)
4.00% 08/01/45	2,700,000	2,614,485
City & County of Denver Airport System Revenue, CO Revenue
4.00% 12/01/37	1,000,000	1,001,259
5.00% 11/15/41	1,000,000	1,063,225
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,423,773
City of Colorado Springs Utilities System Revenue, CO Revenue
5.00% 11/15/42 - 11/15/47	4,085,000	4,194,183
Colorado Health Facilities Authority, CO Revenue
4.00% 05/15/52	1,500,000	1,427,386
5.00% 05/15/35	1,500,000	1,689,313
5.00% 06/01/47 (a)	1,750,000	1,837,557
Eagle River Water & Sanitation District Wastewater Revenue, CO Revenue (AGM Insured)
4.00% 12/01/49	1,200,000	1,171,868
Regional Transportation District Sales Tax Revenue, CO Revenue
4.25% 11/01/36	3,405,000	3,635,154
		24,125,242
Connecticut - 0.7%
Connecticut State Health & Educational Facilities Authority, CT Revenue
2.95% 07/01/49 (b)	1,000,000	983,073
State of Connecticut Special Tax Revenue, CT Revenue
4.00% 05/01/36 - 11/01/38	2,670,000	2,737,646
5.00% 07/01/36	635,000	727,923
State of Connecticut, CT GO,
4.00% 01/15/44	1,000,000	981,858

See Notes to Schedules of Investments and Notes to Financial Statements.
40	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
5.00% 01/15/26	$700,000	$719,256
Town of Darien, CT GO,
4.00% 04/15/44	1,000,000	1,026,338
		7,176,094
Delaware - 0.6%
Delaware Transportation Authority, DE Revenue
5.00% 06/01/55	1,000,000	1,006,090
State of Delaware, DE GO,
3.50% 03/01/33	2,000,000	2,001,876
4.00% 05/01/41	1,000,000	1,025,472
5.00% 01/01/29	1,385,000	1,474,105
		5,507,543
District of Columbia - 4.8%
District of Columbia Income Tax Revenue, DC Revenue
4.00% 03/01/39 - 05/01/45	10,575,000	10,459,881
5.00% 03/01/36	2,500,000	2,720,445
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,194,169
5.00% 10/01/47	2,000,000	2,163,486
District of Columbia, DC GO,
4.00% 06/01/35 - 10/15/44	3,000,000	2,949,499
District of Columbia, DC Revenue
5.00% 04/01/42 (a)	6,250,000	6,542,934
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/29 - 10/01/47	9,070,000	9,529,341
5.00% 10/01/44 (c)	750,000	797,211
Washington Convention & Sports Authority, DC Tax Allocation Revenue.,
5.00% 10/01/29	750,000	813,775
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/34 - 07/01/42	8,375,000	8,635,299
		46,806,040
Florida - 6.4%
City of Cocoa Water & Sewer Revenue, FL Revenue
5.00% 10/01/36	1,225,000	1,316,745
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
4.00% 09/01/41	1,000,000	1,001,473
City of Tampa Water & Wastewater System Revenue, FL Revenue
5.25% 10/01/57	7,000,000	7,651,960
County of Hillsborough, FL GO,
5.00% 07/01/53	2,825,000	3,066,111
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,675,865
5.00% 10/01/34 - 10/01/36	4,500,000	4,505,334
County of Miami-Dade Seaport Department, FL Revenue (AGM Insured)
4.00% 10/01/40	3,000,000	2,909,079
	Principal Amount	Fair Value
County of Miami-Dade Seaport Department, FL Revenue
4.00% 10/01/50	$2,485,000	$2,284,251
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,260,128
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/37 - 10/01/49	15,500,000	15,264,570
5.00% 10/01/36	1,000,000	1,153,171
County of Seminole Water & Sewer Revenue, FL Revenue
4.00% 10/01/28	925,000	929,911
Florida Development Finance Corp., FL Revenue
5.00% 07/01/35	2,000,000	2,105,626
Florida Municipal Power Agency, FL Revenue
4.00% 10/01/30	950,000	966,331
Florida State Board of Governors University of North Florida Dormitory Revenue, FL Revenue (BAM Insured)
5.00% 11/01/39	2,560,000	2,815,890
Hillsborough County Aviation Authority, FL Revenue
5.00% 10/01/29	2,510,000	2,656,629
JEA Water & Sewer System Revenue, FL Revenue
5.00% 10/01/34	1,000,000	1,156,179
School Board of Miami-Dade County, FL GO, (BAM Insured)
5.00% 03/15/47	5,000,000	5,363,957
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	1,002,144
5.00% 07/01/38	1,000,000	1,121,687
Sumter County School Board, FL COP, (AGM Insured)
5.00% 01/01/35	500,000	567,514
Wildwood Utility Dependent District, FL Revenue (AGM Insured)
5.25% 10/01/38	1,000,000	1,118,550
		61,893,105
Georgia - 3.9%
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/37 - 07/01/38	2,000,000	2,001,370
City of Atlanta Water & Wastewater Revenue, GA Revenue (AGM Insured)
5.75% 11/01/30	4,500,000	5,199,979
County of DeKalb Water & Sewerage Revenue, GA Revenue
5.00% 10/01/45	2,000,000	2,195,752
County of Fulton, GA GO,
4.00% 07/01/40	1,000,000	991,470
Development Authority of Gwinnett County, GA Revenue
5.00% 07/01/40	7,000,000	7,221,667
Georgia Ports Authority, GA Revenue
4.00% 07/01/47 - 07/01/51	7,255,000	7,077,636
Private Colleges & Universities Authority, GA Revenue
4.00% 09/01/36 - 10/01/46	5,555,000	5,553,399
State of Georgia, GA GO,
4.00% 07/01/36	7,000,000	7,182,394
		37,423,667

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	41

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Hawaii - 0.1%
State of Hawaii, HI GO,
5.00% 01/01/36	$1,000,000	$1,080,932
Illinois - 6.1%
Chicago Midway International Airport, IL Revenue (BAM Insured)
5.00% 01/01/33	500,000	545,305
Chicago O'Hare International Airport, IL Revenue
5.00% 01/01/38 - 01/01/48	10,960,000	11,301,601
5.25% 01/01/42	8,000,000	8,248,484
Chicago Park District, IL GO, (BAM Insured)
4.00% 01/01/41	1,000,000	990,520
Chicago Park District, IL GO,
5.00% 01/01/35 - 01/01/40	1,500,000	1,629,528
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,916,698
City of Chicago Wastewater Transmission Revenue, IL Revenue (BAM Insured)
5.00% 01/01/39	1,000,000	1,124,461
City of Chicago Wastewater Transmission Revenue, IL Revenue (AGM Insured)
5.50% 01/01/62	5,035,000	5,506,043
City of Chicago, IL GO,
5.00% 01/01/30	2,000,000	2,127,479
Illinois Finance Authority, IL Revenue
4.00% 07/01/32	5,000,000	5,008,747
5.00% 04/01/35 (c)	1,000,000	1,153,781
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44	3,000,000	2,916,536
5.00% 01/01/37 - 01/01/46	5,885,000	6,042,644
Southwestern Illinois Development Authority, IL Revenue
4.00% 04/15/31	2,450,000	2,489,063
State of Illinois Sales Tax Revenue, IL Revenue
5.00% 06/15/38	1,000,000	1,101,893
State of Illinois, IL GO,
5.00% 10/01/30 - 05/01/35	4,000,000	4,298,723
5.50% 05/01/30	2,000,000	2,128,368
		58,529,874
Indiana - 1.1%
Indiana Finance Authority, IN Revenue
5.25% 10/01/52	2,000,000	2,133,914
Indiana Municipal Power Agency, IN Revenue
5.00% 01/01/42	2,160,000	2,254,997
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	3,500,000	3,480,245
5.00% 01/01/30 - 01/01/48	3,000,000	3,189,453
		11,058,609
	Principal Amount	Fair Value
Iowa - 0.2%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue (AGM Insured)
4.00% 07/01/34	$1,055,000	$1,095,046
City of Ames, IA GO,
5.00% 06/01/32	1,090,000	1,210,363
		2,305,409
Kansas - 0.5%
City of Lawrence Water & Sewage System Revenue, KS Revenue
4.00% 11/01/40	2,420,000	2,461,038
Kansas Turnpike Authority, KS Revenue
5.00% 09/01/37	1,980,000	2,141,425
		4,602,463
Kentucky - 1.4%
Kentucky State Property & Building Commission, KY Revenue
5.00% 04/01/37	7,525,000	7,819,271
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	947,115
Northern Kentucky University, KY Revenue
5.00% 09/01/33	2,000,000	2,274,071
University of Kentucky, KY Revenue
4.00% 04/01/44	2,210,000	2,173,901
		13,214,358
Maine - 0.3%
Maine Municipal Bond Bank, ME Revenue
5.00% 09/01/26	500,000	517,943
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	2,000,000	1,961,679
		2,479,622
Maryland - 2.2%
City of Baltimore, MD Revenue
4.00% 07/01/44	3,130,000	3,111,555
5.00% 07/01/35	1,155,000	1,197,262
County of Anne Arundel, MD GO,
5.00% 10/01/47	1,000,000	1,034,711
County of Baltimore, MD GO,
4.00% 03/01/40 - 03/01/41	2,385,000	2,414,731
5.00% 03/01/45	5,985,000	6,615,210
Maryland State Transportation Authority, MD Revenue
5.00% 07/01/36	1,800,000	2,083,364
State of Maryland Department of Transportation, MD Revenue
4.00% 12/01/29	1,140,000	1,155,133
Town of Ocean City, MD GO,
4.00% 01/15/44	1,460,000	1,448,164
Washington Suburban Sanitary Commission, MD Revenue
4.00% 06/01/47	2,000,000	1,996,510
		21,056,640

See Notes to Schedules of Investments and Notes to Financial Statements.
42	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Massachusetts - 4.3%
Commonwealth of Massachusetts Transportation Fund Revenue, MA Revenue
4.00% 06/01/50	$2,000,000	$1,962,874
Commonwealth of Massachusetts, MA GO,
4.00% 11/01/37	1,465,000	1,513,629
5.00% 07/01/45	2,490,000	2,657,827
5.25% 04/01/42	1,950,000	2,036,861
Commonwealth of Massachusetts, MA Revenue (NPFG Insured)
5.50% 01/01/34	3,950,000	4,475,104
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	5,020,000	5,399,553
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Revenue
4.00% 07/01/48	1,250,000	1,214,368
5.00% 07/01/33	2,660,000	2,699,425
Massachusetts Development Finance Agency, MA Revenue
4.00% 02/15/36 - 10/01/46	7,410,000	7,390,008
4.00% 06/01/49 (a)	1,000,000	1,036,813
5.00% 10/01/41 (c)	500,000	564,617
Massachusetts State College Building Authority, MA Revenue
4.00% 05/01/39 - 05/01/43	4,455,000	4,472,478
Massachusetts Water Resources Authority, MA Revenue
5.00% 08/01/41	1,000,000	1,139,174
Northeast Metropolitan Regional Vocational School District, MA GO,
4.00% 04/15/47	1,500,000	1,464,109
Town of Andover, MA GO,
4.00% 07/15/52	2,605,000	2,548,184
University of Massachusetts Building Authority, MA Revenue
4.00% 11/01/46	1,395,000	1,367,058
		41,942,082
Michigan - 1.6%
City of Kalamazoo, MI GO, (BAM Insured)
5.00% 10/01/36	1,015,000	1,141,748
City of Lansing, MI GO, (AGM Insured)
5.00% 06/01/43	1,000,000	1,087,839
Great Lakes Water Authority Sewage Disposal System Revenue, MI Revenue
5.00% 07/01/33 - 07/01/38	5,305,000	5,774,169
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,481,813
Michigan State University, MI Revenue
5.00% 08/15/41	500,000	559,845
State of Michigan Trunk Line Revenue, MI Revenue
4.00% 11/15/38	1,485,000	1,508,719
University of Michigan, MI Revenue
5.00% 04/01/50	3,120,000	3,312,924
	Principal Amount	Fair Value
Warren Consolidated Schools, MI GO,
5.00% 05/01/35	$715,000	$730,743
		15,597,800
Minnesota - 3.3%
Alexandria Independent School District No. 206, MN GO,
5.00% 02/01/30	2,950,000	3,131,488
City of Minneapolis, MN GO,
3.00% 12/01/34	1,315,000	1,213,104
4.00% 12/01/41	1,125,000	1,157,420
City of Rochester, MN Revenue
4.00% 11/15/48	5,000,000	4,873,383
City of St. Paul Water Revenue, MN Revenue
4.00% 12/01/45	5,000,000	5,022,856
Cloquet Independent School District No. 94, MN GO,
4.00% 02/01/36	1,675,000	1,678,346
County of St. Louis, MN GO,
3.00% 12/01/31	1,545,000	1,482,326
Dover & Eyota Independent School District No. 533, MN GO,
4.00% 02/01/40	1,285,000	1,307,854
Maple River Independent School District No. 2135, MN GO,
5.00% 02/01/28	750,000	800,272
Redwood Area Schools Independent School District No. 2897, MN GO,
4.00% 02/01/36	1,705,000	1,752,450
State of Minnesota, MN GO,
5.00% 08/01/33 - 08/01/36	4,050,000	4,289,381
Stillwater Independent School District No. 834, MN GO,
4.00% 02/01/41	1,000,000	1,008,137
University of Minnesota, MN Revenue
5.00% 09/01/39	4,350,000	4,498,870
		32,215,887
Mississippi - 0.1%
State of Mississippi, MS GO,
4.00% 10/01/41	1,000,000	991,339
Missouri - 0.7%
City of St. Louis, MO GO,
5.00% 02/15/43	800,000	854,107
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 11/15/48	2,200,000	2,127,917
Metropolitan St. Louis Sewer District, MO Revenue
5.00% 05/01/45 (a)	480,000	486,550
5.00% 05/01/45	1,020,000	1,030,560
Missouri Joint Municipal Electric Utility Commission, MO Revenue
5.00% 01/01/34	1,000,000	1,123,820
St. Louis County School District C-2 Parkway, MO GO,
4.00% 03/01/39	1,395,000	1,414,059
		7,037,013

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	43

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Montana - 0.2%
Yellowstone County K-12 School District No. 26 Lockwood, MT GO,
5.00% 07/01/35	$1,570,000	$1,657,277
New Jersey - 6.3%
Burlington County Bridge Commission, NJ Revenue
5.00% 10/01/36	1,000,000	1,056,229
New Jersey Economic Development Authority, NJ Revenue
5.00% 06/15/41 (a)	7,250,000	7,567,245
5.00% 06/15/43	4,500,000	4,660,329
5.25% 06/15/40 (a)	220,000	224,183
New Jersey Educational Facilities Authority, NJ Revenue
4.00% 03/01/53	1,000,000	991,235
5.00% 06/01/26	2,350,000	2,418,788
5.50% 09/01/30 - 09/01/33	14,700,000	15,223,673
New Jersey Transportation Trust Fund Authority, NJ Revenue
4.25% 06/15/44	1,000,000	1,004,996
5.00% 12/15/34 - 06/15/45	9,430,000	9,969,199
New Jersey Turnpike Authority, NJ Revenue
4.00% 01/01/43	5,000,000	4,938,478
5.00% 01/01/29 - 01/01/48	12,310,000	12,624,490
5.00% 01/01/42 (c)	500,000	551,925
		61,230,770
New Mexico - 0.1%
County of Santa Fe, NM GO,
4.00% 07/01/34	1,000,000	1,031,297
New York - 10.5%
City of New York, NY GO,
4.00% 08/01/39	1,155,000	1,160,444
Hudson Yards Infrastructure Corp., NY Revenue
4.00% 02/15/44	4,500,000	4,422,574
5.00% 02/15/36 - 02/15/42	4,635,000	4,814,894
Hudson Yards Infrastructure Corp., NY Revenue (AGM Insured)
4.00% 02/15/47	5,830,000	5,636,313
Metropolitan Transportation Authority, NY Revenue (AGM Insured)
4.00% 11/15/49	1,500,000	1,454,875
Metropolitan Transportation Authority, NY Revenue
5.25% 11/15/55	1,000,000	1,051,780
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/41 - 06/15/52	12,630,000	12,409,102
5.00% 06/15/35 - 06/15/41	9,255,000	9,818,250
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
5.00% 11/01/32	2,135,000	2,373,376
New York City Transitional Finance Authority, NY Revenue
4.00% 11/01/42	1,000,000	990,672
5.00% 05/01/36	1,000,000	1,150,020
5.50% 05/01/53	2,500,000	2,825,320
	Principal Amount	Fair Value
New York Liberty Development Corp., NY Revenue
5.25% 10/01/35	$1,090,000	$1,258,357
New York Power Authority, NY Revenue
4.00% 11/15/50	3,355,000	3,259,073
New York Power Authority, NY Revenue (AGM Insured)
5.13% 11/15/58	2,020,000	2,201,213
New York State Dormitory Authority, NY Revenue
4.00% 08/01/38 - 03/15/47	8,500,000	8,421,818
5.00% 03/15/36	1,000,000	1,147,186
5.50% 07/01/54	1,500,000	1,709,567
New York State Dormitory Authority, NY Revenue (AGM Insured)
5.00% 10/01/36	1,000,000	1,132,539
New York State Environmental Facilities Corp., NY Revenue
5.00% 06/15/42	5,000,000	5,175,391
New York State Thruway Authority, NY Revenue
4.00% 03/15/44	2,000,000	1,969,317
New York State Urban Development Corp., NY Revenue
4.00% 03/15/40 - 03/15/52	4,470,000	4,397,831
5.00% 03/15/54 - 03/15/57	4,000,000	4,311,827
New York Transportation Development Corp., NY Revenue
5.00% 12/01/31	1,200,000	1,288,847
5.50% 06/30/39	1,000,000	1,086,970
Port Authority of New York & New Jersey, NY Revenue
5.00% 12/01/28 - 09/01/48	7,620,000	8,061,912
Utility Debt Securitization Authority, NY Revenue
5.00% 12/15/33 - 12/15/50	7,575,000	8,120,019
		101,649,487
North Carolina - 1.1%
City of Charlotte Airport Revenue, NC Revenue
5.00% 07/01/48	3,000,000	3,267,789
City of Durham, NC Revenue
4.00% 04/01/37	3,000,000	3,060,084
County of Guilford, NC GO,
4.00% 03/01/40	1,000,000	1,038,747
County of Wake, NC GO,
3.50% 04/01/32	2,250,000	2,227,769
North Carolina Turnpike Authority, NC Revenue (AGM Insured)
5.00% 01/01/29	1,190,000	1,234,859
		10,829,248
Ohio - 0.9%
City of Cleveland, OH GO,
5.00% 12/01/29	1,250,000	1,276,416
City of Columbus, OH GO,
5.00% 04/01/35	1,020,000	1,109,334
Dublin City School District, OH GO,
4.00% 12/01/30	1,010,000	1,040,573
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	1,000,000	1,061,833

See Notes to Schedules of Investments and Notes to Financial Statements.
44	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Ohio Water Development Authority Water Pollution Control Loan Fund, OH Revenue
5.00% 12/01/44	$1,000,000	$1,112,044
Shaker Heights City School District, OH GO,
5.25% 12/15/59	2,900,000	3,190,527
		8,790,727
Oklahoma - 0.7%
City of Oklahoma City, OK GO,
4.00% 03/01/37	1,000,000	1,034,666
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41	1,000,000	1,022,816
4.25% 10/01/48	1,000,000	1,003,204
Tulsa Metropolitan Utility Authority, OK Revenue
4.00% 04/01/39	1,000,000	1,019,895
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,565,381
		6,645,962
Oregon - 2.1%
City of Eugene Water Utility System Revenue, OR Revenue
5.00% 08/01/48	4,900,000	5,304,399
City of Lake Oswego, OR GO,
4.00% 12/01/30	2,000,000	2,039,129
City of Portland Water System Revenue, OR Revenue
4.00% 05/01/30	2,435,000	2,435,270
Clackamas County School District No. 7J Lake Oswego, OR GO,
4.00% 06/01/33	1,000,000	1,012,953
Multnomah-Clackamas Counties Centennial School District No. 28JT, OR GO,
5.00% 06/15/45	5,000,000	5,287,884
Port of Portland Airport Revenue, OR Revenue
5.00% 07/01/27 - 07/01/38	4,520,000	4,665,833
		20,745,468
Pennsylvania - 7.1%
Allegheny County Sanitary Authority, PA Revenue
5.00% 06/01/43	1,245,000	1,296,913
Bucks County Water & Sewer Authority, PA Revenue (AGM Insured)
5.25% 12/01/47	1,700,000	1,853,083
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	2,999,744
5.00% 07/01/28 - 07/01/35	3,475,000	3,680,675
City of Philadelphia Water & Wastewater Revenue, PA Revenue
4.00% 10/01/31	4,980,000	5,021,904
5.00% 10/01/43 - 10/01/47	12,500,000	13,012,125
City of Philadelphia Water & Wastewater Revenue, PA Revenue (AGM Insured)
5.00% 09/01/30	1,000,000	1,111,492
	Principal Amount	Fair Value
City of Philadelphia, PA GO,
5.00% 08/01/36	$5,000,000	$5,198,545
City of Pittsburgh, PA GO,
5.00% 09/01/32	750,000	824,634
Commonwealth of Pennsylvania, PA GO,
3.50% 03/01/31	2,000,000	1,985,770
4.00% 09/15/34 - 09/01/43	3,575,000	3,550,744
Council Rock School District, PA GO,
4.00% 11/15/52	3,000,000	2,869,514
Lehigh County General Purpose Authority, PA Revenue
5.00% 02/01/29	750,000	796,776
Middletown Area School District, PA GO, (AGM Insured)
4.00% 03/01/36	1,000,000	1,006,574
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 02/15/43 - 08/15/49	3,500,000	3,401,467
5.00% 05/01/41	1,000,000	1,009,415
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
4.00% 12/01/51	2,500,000	2,336,052
5.25% 12/01/44	7,500,000	7,915,414
Pennsylvania Turnpike Commission, PA Revenue
5.00% 12/01/32	1,110,000	1,207,230
Philadelphia Gas Works Co., PA Revenue
5.00% 08/01/33	3,300,000	3,420,819
Phoenixville Area School District, PA GO,
4.00% 11/15/38	1,000,000	1,020,595
Pittsburgh Water & Sewer Authority, PA Revenue (AGM Insured)
5.00% 09/01/32	1,855,000	2,103,349
Upper Merion Area School District, PA GO,
4.00% 01/15/46	1,450,000	1,420,265
		69,043,099
Rhode Island - 0.2%
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, RI Revenue
5.00% 10/01/26	2,000,000	2,042,683
South Carolina - 1.4%
Anderson County School District No. 5, SC GO,
5.00% 03/01/30	2,000,000	2,055,777
Beaufort County School District, SC GO,
4.00% 03/01/33	2,200,000	2,296,393
City of Columbia Waterworks & Sewer System Revenue, SC Revenue
5.00% 02/01/47 - 02/01/48	3,525,000	3,857,955
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,898,269
Spartanburg County School District No. 4, SC GO,
5.00% 03/01/47	2,745,000	2,965,343
		13,073,737

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	45

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Tennessee - 1.1%
City of Memphis, TN GO,
4.00% 05/01/38	$2,345,000	$2,364,377
County of Montgomery, TN GO,
4.00% 06/01/36	1,250,000	1,290,014
County of Rutherford, TN GO,
3.00% 04/01/35	2,000,000	1,855,542
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN Revenue
5.00% 07/01/46	2,000,000	2,057,351
Tennessee State School Bond Authority, TN Revenue
5.00% 11/01/52	3,280,000	3,535,380
		11,102,664
Texas - 5.3%
Arlington Higher Education Finance Corp., TX Revenue
5.00% 02/15/35	1,550,000	1,557,826
Austin Independent School District, TX GO,
5.25% 08/01/49	1,000,000	1,112,198
Azle Independent School District, TX GO,
5.00% 02/15/32	1,000,000	1,129,453
Board of Regents of the University of Texas System, TX Revenue
5.00% 08/15/40	500,000	568,436
City of Austin Airport System Revenue, TX Revenue
5.00% 11/15/33	1,000,000	1,090,871
City of Austin Water & Wastewater System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,161,367
City of Dallas Waterworks & Sewer System Revenue, TX Revenue
4.00% 10/01/52	2,500,000	2,391,822
City of Fort Worth Water & Sewer System Revenue, TX Revenue
4.00% 02/15/35	2,530,000	2,559,914
City of Galveston TX Wharves & Terminal Revenue, TX Revenue
5.00% 08/01/34	1,000,000	1,067,619
City of Georgetown Utility System Revenue, TX Revenue (BAM Insured)
5.00% 08/15/35	500,000	568,502
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	1,500,000	1,569,542
City of Houston Combined Utility System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,156,569
City of North Richland Hills, TX GO,
4.00% 02/15/27	1,045,000	1,059,101
City of Tyler Water & Sewer System Revenue, TX Revenue
5.00% 09/01/30	1,245,000	1,373,716
Conroe Independent School District, TX GO,
5.00% 02/15/44	1,075,000	1,187,588
County of Harris Toll Road Revenue, TX Revenue
5.00% 08/15/35	1,500,000	1,737,202
	Principal Amount	Fair Value
Crowley Independent School District, TX GO,
5.25% 02/01/53	$1,500,000	$1,653,869
Dallas Area Rapid Transit, TX Revenue
4.00% 12/01/38	500,000	498,305
Dallas Fort Worth International Airport, TX Revenue
5.00% 11/01/27	500,000	528,742
Dallas Independent School District, TX GO,
5.00% 02/15/34	560,000	601,760
Dickinson Independent School District, TX GO,
4.00% 02/15/43	1,000,000	1,007,159
Ector County Independent School District, TX GO,
5.00% 08/15/36	965,000	1,103,012
Fort Bend County Texas Public Facility Corp., TX Revenue
5.00% 03/01/42	1,500,000	1,620,990
Grand Parkway Transportation Corp., TX Revenue
5.00% 10/01/37	2,145,000	2,264,161
Katy Independent School District, TX GO,
5.00% 02/15/43 (c)	750,000	824,512
Lamar Consolidated Independent School District, TX GO,
5.00% 02/15/37	500,000	565,573
Lower Colorado River Authority, TX Revenue
5.00% 05/15/32 - 05/15/37	2,500,000	2,650,577
Mount Vernon Independent School District, TX GO,
5.00% 08/15/30	500,000	553,803
North Texas Municipal Water District, TX Revenue
5.00% 06/01/35	1,000,000	1,134,057
North Texas Tollway Authority, TX Revenue
5.00% 01/01/48	2,000,000	2,059,101
Northside Independent School District, TX GO,
5.00% 08/15/40	625,000	701,964
Permanent University Fund - University of Texas System, TX Revenue
4.00% 07/01/41	1,000,000	1,006,764
Permanent University Fund-University of Texas System, TX Revenue
5.00% 07/01/36	750,000	891,921
Port Authority of Houston of Harris County Texas, TX Revenue
5.00% 10/01/51	1,025,000	1,092,829
Prosper Independent School District, TX GO,
5.00% 02/15/41	1,000,000	1,121,118
Red River Education Finance Corp., TX Revenue
5.00% 03/15/35	1,000,000	1,168,595
State of Texas, TX GO,
4.00% 10/01/44	1,985,000	1,849,854
Tarrant Regional Water District Water Supply System Revenue, TX Revenue
5.00% 03/01/38	500,000	569,415
Texas A&M University, TX Revenue
5.00% 05/15/28 - 05/15/35	1,500,000	1,695,133
Tomball Independent School District, TX GO,
5.00% 02/15/48	1,700,000	1,839,570

See Notes to Schedules of Investments and Notes to Financial Statements.
46	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Trinity River Authority Central Regional Wastewater System Revenue, TX Revenue
5.00% 08/01/40	$500,000	$559,584
		50,854,094
Utah - 2.3%
Alpine School District, UT GO,
4.00% 03/15/31	1,500,000	1,526,419
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	2,225,000	2,107,571
City of Salt Lake City Airport Revenue, UT Revenue
5.00% 07/01/46 - 07/01/48	4,000,000	4,147,811
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,207,522
5.00% 02/01/50	4,080,000	4,268,058
County of Utah, UT Revenue
4.00% 05/15/47	1,255,000	1,209,067
Ogden City Redevelopment Agency, UT Revenue
5.00% 01/15/48 - 01/15/53	2,925,000	3,113,287
University of Utah, UT Revenue
4.00% 08/01/51	1,500,000	1,443,730
5.00% 08/01/42	1,685,000	1,859,091
Weber School District, UT GO,
4.00% 06/15/43	1,000,000	996,724
		21,879,280
Vermont - 0.1%
Vermont Municipal Bond Bank, VT Revenue
5.00% 12/01/36	1,135,000	1,191,048
Virginia - 4.9%
Alexandria Sanitation Authority, VA Revenue
5.00% 07/15/44	580,000	653,456
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/46 - 07/01/51	4,000,000	4,023,454
City of Alexandria, VA GO,
4.00% 12/15/48 - 12/15/53	7,500,000	7,409,522
City of Richmond Public Utility Revenue, VA Revenue
4.00% 01/15/36	4,350,000	4,362,592
4.25% 01/15/53	2,500,000	2,524,069
County of Fairfax Sewer Revenue, VA Revenue
5.00% 07/15/54	3,125,000	3,433,094
County of Fairfax, VA GO,
4.00% 10/01/35 - 10/01/43	6,500,000	6,665,219
County of Loudoun, VA GO,
4.00% 12/01/33	5,765,000	5,790,680
Virginia College Building Authority, VA Revenue
4.00% 09/01/35	1,000,000	1,014,489
5.00% 02/01/30	1,990,000	2,107,767
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	1,010,731
Virginia Public School Authority, VA Revenue
5.00% 08/01/43	3,475,000	3,869,629
	Principal Amount	Fair Value
Virginia Resources Authority, VA Revenue
4.00% 11/01/41	$3,000,000	$2,978,440
5.00% 11/01/35	1,000,000	1,170,347
		47,013,489
Washington - 4.8%
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 07/01/36 - 09/01/51	5,000,000	4,952,603
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 09/01/35 - 09/01/40	5,540,000	5,588,929
5.00% 07/01/52	3,000,000	3,213,629
City of Seattle, WA GO,
4.00% 12/01/31	2,500,000	2,507,018
City of Spokane, WA GO,
3.13% 12/01/33	1,260,000	1,145,139
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/36 - 01/01/46	2,500,000	2,720,865
County of King, WA GO,
4.00% 07/01/29 - 12/01/34	4,650,000	4,708,731
Grant County Public Utility District No. 2 Electric Revenue, WA Revenue
5.00% 01/01/44	1,345,000	1,472,221
Port of Seattle, WA Revenue
5.00% 08/01/28 - 08/01/42	6,985,000	7,305,189
Spokane County School District No. 356 Central Valley, WA GO,
4.00% 12/01/31	2,605,000	2,661,467
State of Washington, WA GO,
4.00% 07/01/27 - 06/01/34	2,505,000	2,599,667
5.00% 02/01/36 - 02/01/48	5,300,000	5,780,828
Vancouver Library Capital Facilities Area, WA GO,
4.00% 12/01/27	1,000,000	1,014,777
Washington Health Care Facilities Authority, WA Revenue
5.00% 08/01/35	750,000	800,875
		46,471,938
Wisconsin - 0.7%
County of Dane, WI GO,
5.00% 06/01/28	2,340,000	2,437,853
Hamilton School District, WI GO,
5.00% 04/01/36 (c)	1,705,000	1,899,109
Public Finance Authority, WI Revenue
5.00% 07/01/27	500,000	511,445
State of Wisconsin, WI GO,
4.00% 05/01/40	2,000,000	2,004,284
		6,852,691
Total Municipal Bonds and Notes (Cost $946,632,051)		952,369,982

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	47

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Short-Term Investments - 1.0%
State Street Institutional Treasury Plus Fund - Premier Class 5.25% (d)(e) (Cost $9,075,649)	$9,075,649	$9,075,649
Total Investments (Cost $955,707,700)		961,445,631
Other Assets and Liabilities, net - 0.5%		5,255,293
NET ASSETS - 100.0%		$966,700,924
Notes to Schedule of Investments – June 30, 2024 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.
Abbreviations:
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$952,369,982	$—	$952,369,982
Short-Term Investments	9,075,649	—	—	9,075,649
Total Investments in Securities	$9,075,649	$952,369,982	$—	$961,445,631

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	4,577,263	$4,577,263	$136,108,669	$131,610,283	$—	$—	9,075,649	$9,075,649	$336,348
See Notes to Schedules of Investments and Notes to Financial Statements.
48	Elfun Tax-Exempt Income Fund

Elfun Income Fund
Schedule of Investments — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 96.8% †
U.S. Treasuries - 29.3%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$1,573,000	$1,048,257
3.00%, 08/15/48 (a)	2,948,000	2,236,795
4.13%, 08/15/53 (a)	213,000	198,390
4.38%, 08/15/43 (a)	1,640,000	1,583,369
U.S. Treasury Notes
0.25%, 07/31/25 (a)	1,952,400	1,854,094
0.75%, 01/31/28 (a)	10,198,000	8,953,525
1.25%, 11/30/26 (a)	300,000	277,078
1.63%, 05/15/31 (a)	895,000	751,241
2.63%, 02/15/29 (a)	1,573,000	1,458,220
3.88%, 12/31/27 - 08/15/33 (a)	6,728,100	6,499,908
4.25%, 10/15/25 - 12/31/25 (a)	4,501,900	4,458,883
4.63%, 10/15/26 - 05/31/31 (a)	8,889,000	8,964,350
5.00%, 09/30/25 (a)	3,022,000	3,020,820
		41,304,930
Agency Mortgage Backed - 28.6%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	3,847,643	3,363,129
4.50%, 06/01/33 - 02/01/35 (a)	3,178	3,101
5.00%, 07/01/35 (a)	39,165	38,870
5.50%, 01/01/38 - 04/01/39 (a)	60,909	61,784
6.00%, 06/01/33 - 11/01/37 (a)	136,239	140,669
7.00%, 01/01/27 - 08/01/36 (a)	30,315	32,071
7.50%, 11/01/29 - 09/01/33 (a)	4,689	4,852
8.00%, 11/01/30 (a)	1,455	1,512
Federal National Mortgage Association
2.50%, 03/01/51 (a)	2,946,118	2,405,051
3.50%, 08/01/45 - 01/01/48 (a)	3,176,550	2,870,363
4.00%, 01/01/41 - 01/01/50 (a)	1,640,402	1,528,323
4.50%, 07/01/33 - 12/01/48 (a)	837,362	807,816
5.00%, 03/01/34 - 05/01/39 (a)	88,152	87,469
5.50%, 12/01/32 - 01/01/39 (a)	228,576	231,371
6.00%, 01/01/29 - 05/01/41 (a)	508,015	521,570
	Principal Amount	Fair Value
6.50%, 08/01/28 - 08/01/36 (a)	$22,806	$23,647
7.00%, 10/01/32 - 02/01/34 (a)	6,504	6,842
7.50%, 12/01/26 - 03/01/33 (a)	14,730	15,153
8.00%, 08/01/25 - 10/01/31 (a)	1,243	1,260
8.50%, 04/01/30 (a)	660	700
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97%, 04/01/37 (a)(b)	1,171	1,176
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	3,230,016	2,876,746
3.50%, 08/20/48 (a)	603,092	546,954
4.00%, 01/20/41 - 04/20/43 (a)	526,490	499,067
4.50%, 08/15/33 - 03/20/41 (a)	239,564	234,509
5.00%, 08/15/33 (a)	12,553	12,505
6.00%, 04/15/27 - 04/15/35 (a)	77,967	79,919
6.50%, 04/15/28 - 09/15/36 (a)	28,059	28,999
7.00%, 11/15/27 - 10/15/36 (a)	20,056	20,860
7.50%, 10/15/28 (a)	4,198	4,271
8.00%, 09/15/27 - 06/15/30 (a)	11,259	11,393
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
0.52%, 05/20/64 (b)(c)	4,893,244	192,014
Government National Mortgage Association, TBA
5.00%, 07/20/54	1,884,969	1,835,340
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/54	4,401,093	3,441,879
2.50%, 07/01/54	7,916,549	6,464,377
3.00%, 07/01/54	3,620,735	3,079,359
3.50%, 07/01/54	4,718,305	4,174,544
5.00%, 07/01/54	3,405,173	3,290,269
5.50%, 07/01/39	1,455,313	1,458,151
		40,397,885
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	745,000	670,532

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	49

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
4.05%, 09/25/28 (b)	$300,000	$291,007
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (c)	11,726	1,531
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (d)	158	142
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(c)	485,819	8,496
Federal National Mortgage Association Interest STRIPS
0.01%, 12/25/34 (d)	13,274	10,622
4.50%, 08/25/35 - 01/25/36 (c)	23,047	3,028
5.00%, 03/25/38 - 05/25/38 (c)	14,763	2,359
5.50%, 12/25/33 (c)	4,337	723
6.00%, 01/25/35 (c)	16,861	2,882
Federal National Mortgage Association REMICS
1.18%, 12/25/42 (b)(c)	97,495	2,598
5.00%, 02/25/40 - 09/25/40 (c)	19,218	1,772
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
0.55%, 07/25/38 (b)(c)	13,736	974
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
1.10%, 11/25/41 (b)(c)	1,390,846	144,364
		1,141,030
Asset Backed - 0.0%*
Chase Funding Trust
4.99%, 11/25/33 (e)	41,742	40,666
Corporate Notes - 31.2%
3M Co.
3.13%, 09/19/46 (a)	11,000	7,400
7-Eleven, Inc.
0.95%, 02/10/26 (a)(f)	127,000	118,276
Abbott Laboratories
3.75%, 11/30/26 (a)	17,000	16,582
4.90%, 11/30/46 (a)	41,000	38,611
AbbVie, Inc.
2.60%, 11/21/24 (a)	73,000	72,214
3.20%, 05/14/26 - 11/21/29 (a)	89,000	83,369
4.05%, 11/21/39 (a)	28,000	24,298
4.25%, 11/21/49 (a)	45,000	37,449
	Principal Amount	Fair Value
4.30%, 05/14/36 (a)	$26,000	$23,903
4.40%, 11/06/42 (a)	24,000	21,080
4.63%, 10/01/42 (a)	3,000	2,702
4.70%, 05/14/45 (a)	9,000	8,129
4.88%, 11/14/48 (a)	4,000	3,674
5.05%, 03/15/34 (a)	51,000	50,842
5.40%, 03/15/54 (a)	30,000	29,683
5.50%, 03/15/64 (a)	35,000	34,541
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	38,000	32,070
AEP Texas, Inc.
3.45%, 05/15/51 (a)	70,000	46,067
5.70%, 05/15/34 (a)	99,000	98,314
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	32,000	30,630
Aetna, Inc.
3.50%, 11/15/24 (a)	24,000	23,800
Aircastle Ltd.
4.25%, 06/15/26 (a)	38,000	37,041
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(f)	203,000	200,026
Alcon Finance Corp.
2.60%, 05/27/30 (a)(f)	239,000	208,274
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	22,000	16,555
2.95%, 03/15/34 (a)	37,000	29,923
3.55%, 03/15/52 (a)	34,000	22,807
4.70%, 07/01/30 (a)	9,000	8,695
Allstate Corp.
4.20%, 12/15/46 (a)	36,000	29,064
Allstate Corp. 3 mo. Term SOFR + 3.20%
8.52%, 08/15/53 (a)(b)	53,000	52,996
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	28,000	21,261
4.00%, 02/04/61 (a)	9,000	6,235
4.25%, 08/09/42 (a)	2,000	1,590
4.45%, 05/06/50 (a)	16,000	12,280
4.50%, 05/02/43 (a)	11,000	9,038
Amazon.com, Inc.
1.50%, 06/03/30 (a)	17,000	14,163
2.50%, 06/03/50 (a)	21,000	12,844
2.70%, 06/03/60 (a)	16,000	9,416
2.88%, 05/12/41 (a)	37,000	27,165
3.15%, 08/22/27 (a)	5,000	4,749
3.25%, 05/12/61 (a)	24,000	16,008
4.05%, 08/22/47 (a)	8,000	6,665
4.25%, 08/22/57 (a)	2,000	1,675
Ameren Corp.
2.50%, 09/15/24 (a)	101,000	100,258
3.65%, 02/15/26 (a)	19,000	18,423

See Notes to Schedules of Investments and Notes to Financial Statements.
50	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	$22,000	$18,731
3.25%, 03/01/50 (a)	9,000	5,905
American Honda Finance Corp.
5.85%, 10/04/30 (a)	135,000	140,832
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 mo. Term SOFR thereafter)
5.75%, 04/01/48 (a)(b)	2,000	1,957
American Tower Corp.
1.50%, 01/31/28 (a)	69,000	60,449
2.90%, 01/15/30 (a)	24,000	21,163
3.70%, 10/15/49 (a)	16,000	11,579
3.80%, 08/15/29 (a)	29,000	26,956
American Water Capital Corp.
2.95%, 09/01/27 (a)	20,000	18,722
5.45%, 03/01/54 (a)	97,000	93,681
Amgen, Inc.
2.00%, 01/15/32 (a)	43,000	34,625
2.45%, 02/21/30 (a)	11,000	9,594
3.00%, 01/15/52 (a)	27,000	17,635
3.15%, 02/21/40 (a)	48,000	35,874
5.51%, 03/02/26 (a)	69,000	68,998
5.60%, 03/02/43 (a)	40,000	39,415
5.65%, 03/02/53 (a)	37,000	36,459
5.75%, 03/02/63 (a)	35,000	34,315
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	179,430
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	62,000	59,078
4.90%, 02/01/46 (a)	32,000	29,469
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	33,000	30,655
4.35%, 06/01/40 (a)	33,000	29,108
4.38%, 04/15/38 (a)	45,000	40,959
4.60%, 04/15/48 (a)	4,000	3,538
4.75%, 04/15/58 (a)	15,000	13,283
5.55%, 01/23/49 (a)	33,000	33,246
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	43,000	26,252
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(f)	75,000	75,403
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 yr. CMT thereafter)
4.95%, 01/14/50 (a)(b)(f)	46,000	44,894
	Principal Amount	Fair Value
Apple, Inc.
2.65%, 02/08/51 (a)	$62,000	$39,177
2.80%, 02/08/61 (a)	28,000	17,099
2.95%, 09/11/49 (a)	18,000	12,294
3.35%, 02/09/27 (a)	8,000	7,715
3.45%, 02/09/45 (a)	37,000	28,714
3.85%, 08/04/46 (a)	27,000	22,036
3.95%, 08/08/52 (a)	36,000	29,224
4.85%, 05/10/53 (a)	104,000	100,798
Applied Materials, Inc.
4.35%, 04/01/47 (a)	16,000	13,968
4.80%, 06/15/29 (a)	135,000	134,795
Aptiv PLC
4.40%, 10/01/46 (a)	11,000	8,585
ArcelorMittal SA
4.55%, 03/11/26 (a)	161,000	158,067
6.00%, 06/17/34 (a)	59,000	58,965
6.35%, 06/17/54 (a)	100,000	97,210
6.80%, 11/29/32 (a)	22,000	23,210
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	12,000	11,373
ARES Capital Corp.
2.88%, 06/15/28 (a)	82,000	72,670
3.25%, 07/15/25 (a)	168,000	163,363
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	28,000	19,314
Ascension Health
4.85%, 11/15/53 (a)	44,000	41,873
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(f)	200,000	182,362
5.55%, 05/30/33 (a)(f)	245,000	238,733
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	61,000	54,085
5.00%, 02/26/34 (a)	100,000	99,422
AstraZeneca PLC
3.00%, 05/28/51 (a)	32,000	21,407
4.00%, 01/17/29 (a)	7,000	6,743
4.38%, 08/17/48 (a)	3,000	2,580
AT&T, Inc.
2.75%, 06/01/31 (a)	265,000	226,959
3.65%, 06/01/51 (a)	128,000	90,391
3.85%, 06/01/60 (a)	45,000	31,400
4.35%, 03/01/29 (a)	36,000	34,893
4.50%, 05/15/35 (a)	33,000	30,385
4.55%, 03/09/49 (a)	16,000	13,260
4.75%, 05/15/46 (a)	8,000	6,925
4.85%, 03/01/39 (a)	26,000	23,818
5.40%, 02/15/34 (a)	59,000	59,002
Athene Holding Ltd.
4.13%, 01/12/28 (a)	17,000	16,389
6.15%, 04/03/30 (a)	37,000	38,249
Atmos Energy Corp.
6.20%, 11/15/53 (a)	41,000	44,195

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	51

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Avangrid, Inc.
3.15%, 12/01/24 (a)	$49,000	$48,427
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	54,000	50,798
Bank of America Corp.
3.25%, 10/21/27 (a)	27,000	25,541
4.18%, 11/25/27 (a)	53,000	51,160
4.25%, 10/22/26 (a)	41,000	39,963
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	87,000	77,195
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	62,000	40,439
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 mo. Term SOFR thereafter)
3.37%, 01/23/26 (a)(b)	16,000	15,783
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	21,000	19,742
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	56,000	53,646
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	57,000	50,118
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	33,000	25,973
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	27,000	23,879
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	5,000	4,817
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR thereafter)
4.30%, 01/28/25 (a)(b)	58,000	56,988
	Principal Amount	Fair Value
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	$119,000	$117,756
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	164,000	163,792
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	133,000	136,785
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	27,000	25,999
BAT Capital Corp.
2.73%, 03/25/31 (a)	36,000	30,393
4.39%, 08/15/37 (a)	24,000	20,249
4.54%, 08/15/47 (a)	8,000	6,146
5.83%, 02/20/31 (a)	55,000	55,751
6.00%, 02/20/34 (a)	55,000	55,596
7.08%, 08/02/53 (a)	34,000	36,187
Baxter International, Inc.
1.92%, 02/01/27 (a)	116,000	106,304
2.27%, 12/01/28 (a)	42,000	37,000
2.54%, 02/01/32 (a)	19,000	15,585
3.13%, 12/01/51 (a)	30,000	18,852
3.95%, 04/01/30 (a)	34,000	31,721
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	7,000	4,582
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	22,000	21,173
4.67%, 06/06/47 (a)	5,000	4,361
4.69%, 12/15/44 (a)	3,000	2,640
5.11%, 02/08/34 (a)	99,000	97,392
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	9,000	8,446
3.70%, 07/15/30 (a)	36,000	33,489
3.80%, 07/15/48 (a)	11,000	8,099
4.25%, 10/15/50 (a)	32,000	25,102
6.13%, 04/01/36 (a)	2,000	2,096
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	80,000	51,470
4.25%, 01/15/49 (a)	16,000	13,672
Berry Global, Inc.
4.88%, 07/15/26 (a)(f)	37,000	36,323
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	44,000	44,046
5.50%, 09/08/53 (a)	13,000	12,885

See Notes to Schedules of Investments and Notes to Financial Statements.
52	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Biogen, Inc.
2.25%, 05/01/30 (a)	$12,000	$10,212
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	230,000	224,549
Block Financial LLC
2.50%, 07/15/28 (a)	34,000	30,475
3.88%, 08/15/30 (a)	10,000	9,169
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	24,000	23,460
Boeing Co.
2.20%, 02/04/26 (a)	70,000	65,843
2.70%, 02/01/27 (a)	61,000	56,251
2.95%, 02/01/30 (a)	15,000	12,853
3.25%, 03/01/28 (a)	3,000	2,733
3.55%, 03/01/38 (a)	2,000	1,449
3.75%, 02/01/50 (a)	18,000	11,810
5.04%, 05/01/27 (a)	89,000	87,047
5.15%, 05/01/30 (a)	49,000	47,043
5.81%, 05/01/50 (a)	34,000	30,698
Boston Properties LP
3.40%, 06/21/29 (a)	58,000	51,554
Boston Scientific Corp.
4.70%, 03/01/49 (a)	2,000	1,781
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	32,000	20,839
3.38%, 02/08/61 (a)	40,000	26,423
4.81%, 02/13/33 (a)	52,000	50,418
5.23%, 11/17/34 (a)	175,000	173,710
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT thereafter)
4.38%, 06/22/25 (a)(b)	12,000	11,769
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	37,000	34,958
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	28,000	22,705
2.35%, 11/13/40 (a)	17,000	11,254
3.20%, 06/15/26 (a)	15,000	14,462
3.40%, 07/26/29 (a)	8,000	7,454
3.55%, 03/15/42 (a)	20,000	15,542
4.13%, 06/15/39 (a)	23,000	19,953
4.25%, 10/26/49 (a)	23,000	18,727
4.35%, 11/15/47 (a)	2,000	1,665
4.55%, 02/20/48 (a)	2,000	1,716
5.20%, 02/22/34 (a)	90,000	89,831
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	49,000	43,691
3.90%, 03/15/27 (a)	10,000	9,607
	Principal Amount	Fair Value
Broadcom, Inc.
3.14%, 11/15/35 (a)(f)	$17,000	$13,611
3.19%, 11/15/36 (a)(f)	2,000	1,582
3.42%, 04/15/33 (a)(f)	117,000	100,838
3.47%, 04/15/34 (a)(f)	2,000	1,704
4.15%, 11/15/30 (a)	19,000	17,949
4.30%, 11/15/32 (a)	27,000	25,235
4.93%, 05/15/37 (a)(f)	22,000	20,685
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,742
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	2,000	1,910
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	25,000	20,408
4.55%, 09/01/44 (a)	36,000	31,651
Cameron LNG LLC
3.30%, 01/15/35 (a)(f)	3,000	2,475
Campbell Soup Co.
5.40%, 03/21/34 (a)	50,000	49,698
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	18,000	17,314
4.95%, 06/01/47 (a)	16,000	13,909
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	58,000	53,511
3.10%, 12/02/51 (a)	19,000	12,625
3.50%, 05/01/50 (a)	21,000	15,132
Capital One Financial Corp.
3.75%, 07/28/26 (a)	47,000	45,375
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	54,000	43,467
Carrier Global Corp.
2.72%, 02/15/30 (a)	28,000	24,730
3.58%, 04/05/50 (a)	66,000	47,931
5.90%, 03/15/34 (a)	80,000	83,549
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	24,000	19,855
3.75%, 02/15/52 (a)	32,000	22,596
Centene Corp.
3.00%, 10/15/30 (a)	24,000	20,531
4.25%, 12/15/27 (a)	135,000	128,898
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	51,000	42,925
Charles Schwab Corp.
2.45%, 03/03/27 (a)	301,000	280,716
2.90%, 03/03/32 (a)	22,000	18,810
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	62,000	52,945

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	53

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	$113,000	$114,457
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	89,000	92,690
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	37,000	24,871
3.70%, 04/01/51 (a)	125,000	76,305
4.80%, 03/01/50 (a)	57,000	41,897
6.55%, 06/01/34 (a)	145,000	145,258
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	95,000	90,481
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)(f)	50,000	49,936
Chesapeake Energy Corp.
6.75%, 04/15/29 (a)(f)	294,000	294,273
Chevron Corp.
2.24%, 05/11/30 (a)	11,000	9,524
Chevron USA, Inc.
3.85%, 01/15/28 (a)	46,000	44,645
3.90%, 11/15/24 (a)	14,000	13,916
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	20,000	17,272
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	82,000	68,123
Cigna Group
2.40%, 03/15/30 (a)	21,000	18,172
3.25%, 04/15/25 (a)	23,000	22,585
3.40%, 03/01/27 - 03/15/50 (a)	25,000	21,700
4.38%, 10/15/28 (a)	9,000	8,739
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	73,000	71,576
5.35%, 02/26/64 (a)	73,000	71,001
5.90%, 02/15/39 (a)	14,000	14,875
Citigroup, Inc.
4.45%, 09/29/27 (a)	7,000	6,824
4.65%, 07/23/48 (a)	58,000	50,563
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	42,000	34,998
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	21,000	18,704
	Principal Amount	Fair Value
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	$13,000	$10,875
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	82,000	80,185
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	53,000	53,909
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	77,000	72,763
Clorox Co.
1.80%, 05/15/30 (a)	33,000	27,529
CME Group, Inc.
2.65%, 03/15/32 (a)	26,000	22,292
CMS Energy Corp.
4.88%, 03/01/44 (a)	52,000	46,833
Coca-Cola Co.
2.60%, 06/01/50 (a)	27,000	16,778
2.75%, 06/01/60 (a)	19,000	11,506
Comcast Corp.
2.65%, 08/15/62 (a)	21,000	11,436
2.80%, 01/15/51 (a)	23,000	14,176
2.89%, 11/01/51 (a)	21,000	13,112
2.94%, 11/01/56 (a)	29,000	17,496
2.99%, 11/01/63 (a)	21,000	12,319
3.20%, 07/15/36 (a)	25,000	20,200
3.25%, 11/01/39 (a)	33,000	25,392
3.97%, 11/01/47 (a)	30,000	23,385
4.15%, 10/15/28 (a)	23,000	22,273
5.65%, 06/01/54 (a)	85,000	84,876
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	9,000	8,472
5.40%, 11/01/48 (a)	3,000	2,762
ConocoPhillips Co.
5.55%, 03/15/54 (a)	52,000	51,218
5.70%, 09/15/63 (a)	52,000	51,841
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	27,000	25,474
3.35%, 04/01/30 (a)	13,000	11,934
3.88%, 06/15/47 (a)	15,000	11,568
3.95%, 04/01/50 (a)	11,000	8,596
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	59,000	53,524
3.70%, 12/06/26 (a)	25,000	24,144
4.50%, 05/09/47 (a)	23,000	19,204

See Notes to Schedules of Investments and Notes to Financial Statements.
54	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	$34,000	$36,135
Continental Resources, Inc.
2.88%, 04/01/32 (a)(f)	40,000	32,326
COPT Defense Properties LP
2.00%, 01/15/29 (a)	41,000	34,812
2.25%, 03/15/26 (a)	32,000	30,215
2.75%, 04/15/31 (a)	21,000	17,366
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	116,000	103,894
Corning, Inc.
4.38%, 11/15/57 (a)	13,000	10,192
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	146,000	145,650
Crown Castle, Inc.
2.90%, 03/15/27 (a)	94,000	88,234
3.30%, 07/01/30 (a)	77,000	68,644
CSL Finance PLC
4.25%, 04/27/32 (a)(f)	58,000	54,482
5.11%, 04/03/34 (a)(f)	19,000	18,724
5.42%, 04/03/54 (a)(f)	10,000	9,647
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	44,000	37,522
CubeSmart LP
2.50%, 02/15/32 (a)	47,000	38,429
4.38%, 02/15/29 (a)	32,000	30,660
CVS Health Corp.
3.00%, 08/15/26 (a)	31,000	29,530
3.63%, 04/01/27 (a)	29,000	27,818
3.75%, 04/01/30 (a)	22,000	20,245
3.88%, 07/20/25 (a)	16,000	15,712
4.25%, 04/01/50 (a)	16,000	12,164
4.30%, 03/25/28 (a)	2,000	1,931
4.78%, 03/25/38 (a)	17,000	15,179
5.00%, 12/01/24 (a)	35,000	34,880
5.13%, 07/20/45 (a)	20,000	17,587
5.30%, 06/01/33 - 12/05/43 (a)	105,000	100,074
5.88%, 06/01/53 (a)	21,000	20,113
6.00%, 06/01/63 (a)	8,000	7,657
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(f)	155,000	137,992
2.50%, 12/14/31 (a)(f)	155,000	127,847
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	46,000	45,967
6.02%, 06/15/26 (a)	2,000	2,021
8.35%, 07/15/46 (a)	2,000	2,531
	Principal Amount	Fair Value
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	$320,000	$295,283
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	150,000	155,949
Deutsche Telekom AG
3.63%, 01/21/50 (a)(f)	191,000	140,030
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	24,000	21,401
3.25%, 11/15/39 (a)	16,000	12,643
3.40%, 11/15/49 (a)	4,000	2,876
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	32,000	28,151
4.40%, 03/24/51 (a)	15,000	11,956
5.40%, 04/18/34 (a)	125,000	123,731
5.75%, 04/18/54 (a)	45,000	43,601
Digital Realty Trust LP
3.60%, 07/01/29 (a)	40,000	37,082
Discovery Communications LLC
3.95%, 03/20/28 (a)	16,000	14,958
5.00%, 09/20/37 (a)	2,000	1,711
Dollar General Corp.
3.50%, 04/03/30 (a)	16,000	14,614
4.13%, 04/03/50 (a)	23,000	17,448
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	24,000	23,649
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(e)	41,000	40,845
3.38%, 04/01/30 (a)	48,000	43,355
Dover Corp.
2.95%, 11/04/29 (a)	24,000	21,686
Dow Chemical Co.
2.10%, 11/15/30 (a)	19,000	16,024
3.60%, 11/15/50 (a)	21,000	14,618
4.25%, 10/01/34 (a)	11,000	10,039
5.15%, 02/15/34 (a)	47,000	46,013
5.55%, 11/30/48 (a)	14,000	13,294
6.30%, 03/15/33 (a)	44,000	46,420
DTE Energy Co.
2.85%, 10/01/26 (a)	15,000	14,203
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	17,000	13,088
Duke Energy Corp.
2.55%, 06/15/31 (a)	71,000	59,460
3.30%, 06/15/41 (a)	65,000	47,152
3.50%, 06/15/51 (a)	55,000	37,096
3.75%, 09/01/46 (a)	93,000	67,735

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	55

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 yr. CMT thereafter)
4.88%, 09/16/24 (a)(b)	$115,000	$114,334
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	21,000	16,867
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	2,000	2,072
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(f)	40,000	37,612
Eastman Chemical Co.
4.65%, 10/15/44 (a)	27,000	22,611
Eaton Corp.
3.10%, 09/15/27 (a)	12,000	11,325
Edison International
4.95%, 04/15/25 (a)	76,000	75,435
5.75%, 06/15/27 (a)	11,000	11,105
EIDP, Inc.
2.30%, 07/15/30 (a)	18,000	15,492
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	33,000	26,949
Elevance Health, Inc.
2.88%, 09/15/29 (a)	14,000	12,593
3.60%, 03/15/51 (a)	16,000	11,495
3.70%, 09/15/49 (a)	16,000	11,812
5.13%, 02/15/53 (a)	12,000	11,040
5.65%, 06/15/54 (a)	70,000	69,210
6.10%, 10/15/52 (a)	22,000	23,083
Eli Lilly & Co.
5.00%, 02/09/54 (a)	18,000	17,193
5.10%, 02/09/64 (a)	71,000	67,651
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	70,000	57,709
Emerson Electric Co.
1.80%, 10/15/27 (a)	17,000	15,477
2.75%, 10/15/50 (a)	19,000	12,124
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,908
Enbridge, Inc.
1.60%, 10/04/26 (a)	104,000	95,737
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	63,000	59,350
Energy Transfer LP
5.25%, 07/01/29 (a)	330,000	328,053
5.30%, 04/01/44 - 04/15/47 (a)	46,000	40,921
5.35%, 05/15/45 (a)	37,000	33,112
5.75%, 02/15/33 (a)	64,000	64,541
5.95%, 05/15/54 (a)	22,000	21,311
6.10%, 12/01/28 (a)	89,000	91,652
6.40%, 12/01/30 (a)	36,000	37,831
	Principal Amount	Fair Value
6.50%, 02/01/42 (a)	$23,000	$23,828
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75%, 05/15/25 (a)(b)	251,000	249,737
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	40,000	32,706
4.85%, 01/31/34 (a)	149,000	144,715
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	11,000	10,531
EOG Resources, Inc.
4.15%, 01/15/26 (a)	3,000	2,954
4.95%, 04/15/50 (a)	14,000	12,841
5.10%, 01/15/36 (a)	5,000	4,843
Equinix, Inc.
1.25%, 07/15/25 (a)	53,000	50,639
2.15%, 07/15/30 (a)	40,000	33,524
ERP Operating LP
4.50%, 07/01/44 (a)	13,000	11,010
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	18,000	15,789
3.13%, 12/01/49 (a)	24,000	16,030
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	16,000	9,887
Eversource Energy
3.45%, 01/15/50 (a)	31,000	21,221
Exelon Corp.
4.05%, 04/15/30 (a)	48,000	45,076
4.45%, 04/15/46 (a)	32,000	26,417
4.70%, 04/15/50 (a)	32,000	27,032
5.60%, 03/15/53 (a)	90,000	86,587
Extra Space Storage LP
2.20%, 10/15/30 (a)	33,000	27,401
3.90%, 04/01/29 (a)	22,000	20,699
5.90%, 01/15/31 (a)	97,000	99,055
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	47,000	41,248
3.45%, 04/15/51 (a)	53,000	38,269
FedEx Corp.
4.10%, 02/01/45 (a)	55,000	43,234
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	43,000	26,453
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	3,000	2,155
FirstEnergy Corp.
3.40%, 03/01/50 (a)	40,000	26,558

See Notes to Schedules of Investments and Notes to Financial Statements.
56	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	$53,000	$43,819
Fiserv, Inc.
3.50%, 07/01/29 (a)	11,000	10,172
4.40%, 07/01/49 (a)	11,000	8,923
Florida Power & Light Co.
2.85%, 04/01/25 (a)	83,000	81,363
4.13%, 02/01/42 (a)	22,000	18,547
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	27,000	22,462
Flowserve Corp.
2.80%, 01/15/32 (a)	39,000	32,004
Ford Motor Credit Co. LLC
6.13%, 03/08/34	250,000	247,677
Fox Corp.
6.50%, 10/13/33 (a)	59,000	61,828
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	100,000	94,577
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	46,000	43,219
General Dynamics Corp.
4.25%, 04/01/50 (a)	20,000	16,844
General Mills, Inc.
3.00%, 02/01/51 (a)	19,000	12,136
General Motors Co.
5.20%, 04/01/45 (a)	2,000	1,755
5.40%, 04/01/48 (a)	4,000	3,583
6.13%, 10/01/25 (a)	47,000	47,239
6.80%, 10/01/27 (a)	19,000	19,726
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	56,000	52,442
2.35%, 01/08/31 (a)	24,000	19,686
5.25%, 03/01/26 (a)	19,000	18,893
5.85%, 04/06/30 (a)	156,000	157,870
6.10%, 01/07/34 (a)	140,000	141,537
Genuine Parts Co.
2.75%, 02/01/32 (a)	24,000	19,931
Georgia Power Co.
5.25%, 03/15/34 (a)	194,000	193,455
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	64,000	61,217
3.60%, 03/01/25 (a)(f)	104,000	102,567
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	22,000	15,131
2.95%, 03/01/27 (a)	2,000	1,898
3.50%, 02/01/25 (a)	12,000	11,852
3.65%, 03/01/26 (a)	12,000	11,671
4.15%, 03/01/47 (a)	13,000	10,566
4.60%, 09/01/35 (a)	26,000	24,539
5.25%, 10/15/33 (a)	25,000	25,166
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	32,000	29,966
	Principal Amount	Fair Value
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	$32,000	$31,528
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	121,000	116,939
4.25%, 10/21/25 (a)	3,000	2,948
5.15%, 05/22/45 (a)	14,000	13,093
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	52,000	47,749
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	27,000	22,189
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	22,000	15,449
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	33,000	24,447
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	53,000	39,981
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	14,000	13,281
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	16,000	13,610
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	23,000	22,140
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	37,000	34,217
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(f)	58,000	55,661
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	238,585
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	1,958
5.00%, 11/15/45 (a)	14,000	12,674

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	57

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Harley-Davidson Financial Services, Inc.
5.95%, 06/11/29 (a)(f)	$198,000	$197,291
Hartford Financial Services Group, Inc. 3 mo. Term SOFR + 2.39%
7.71%, 02/12/67 (a)(b)(f)	37,000	32,942
HCA, Inc.
3.13%, 03/15/27 (a)	81,000	76,529
3.38%, 03/15/29 (a)	49,000	45,024
3.50%, 09/01/30 (a)	27,000	24,356
3.63%, 03/15/32 (a)	24,000	21,136
4.63%, 03/15/52 (a)	52,000	41,992
5.38%, 02/01/25 (a)	246,000	245,112
5.60%, 04/01/34 (a)	64,000	63,586
6.00%, 04/01/54 (a)	30,000	29,596
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(f)	33,000	27,850
3.20%, 06/01/50 (a)(f)	15,000	9,663
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	19,000	14,984
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	19,000	15,827
Hess Corp.
5.60%, 02/15/41 (a)	3,000	2,993
5.80%, 04/01/47 (a)	2,000	2,025
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	2,000	2,101
Highwoods Realty LP
4.13%, 03/15/28 (a)	14,000	13,094
4.20%, 04/15/29 (a)	33,000	30,208
7.65%, 02/01/34 (a)	6,000	6,442
Home Depot, Inc.
2.70%, 04/15/30 (a)	14,000	12,471
3.35%, 04/15/50 (a)	27,000	19,198
3.50%, 09/15/56 (a)	16,000	11,349
3.90%, 12/06/28 - 06/15/47 (a)	22,000	19,319
4.50%, 12/06/48 (a)	11,000	9,535
4.95%, 06/25/34 - 09/15/52 (a)	53,000	51,294
5.30%, 06/25/54 (a)	15,000	14,645
5.40%, 06/25/64 (a)	55,000	53,600
Honeywell International, Inc.
1.75%, 09/01/31 (a)	37,000	29,988
2.70%, 08/15/29 (a)	3,000	2,715
5.25%, 03/01/54 (a)	172,000	166,941
Hormel Foods Corp.
1.80%, 06/11/30 (a)	50,000	41,996
	Principal Amount	Fair Value
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	$330,000	$296,337
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	200,000	166,396
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR thereafter)
4.29%, 09/12/26 (a)(b)	423,000	415,543
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	465,000	448,492
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	56,000	47,896
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	47,000	41,372
Hyundai Capital America
5.40%, 01/08/31 (a)(f)	211,000	209,582
IBM International Capital Pte. Ltd.
5.25%, 02/05/44 (a)	104,000	98,536
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(f)	264,000	263,554
3.50%, 07/26/26 (a)(f)	200,000	191,798
5.50%, 02/01/30 (a)(f)(g)	289,000	286,254
5.88%, 07/01/34 (a)(f)(g)	233,000	228,447
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	32,000	21,049
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	73,000	74,695
Ingredion, Inc.
3.90%, 06/01/50 (a)	13,000	9,618
Intel Corp.
2.00%, 08/12/31 (a)	43,000	35,006
2.80%, 08/12/41 (a)	49,000	33,915
3.10%, 02/15/60 (a)	19,000	11,509
5.63%, 02/10/43 (a)	53,000	52,503
5.70%, 02/10/53 (a)	38,000	37,382
5.90%, 02/10/63 (a)	30,000	29,986
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	14,000	9,713
International Business Machines Corp.
3.45%, 02/19/26 (a)	254,000	246,858
4.25%, 05/15/49 (a)	150,000	121,927
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	117,000	114,173

See Notes to Schedules of Investments and Notes to Financial Statements.
58	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Intuit, Inc.
5.50%, 09/15/53 (a)	$52,000	$52,210
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	80,000	70,456
J M Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	104,000	110,730
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	116,000	116,153
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
5.13%, 02/01/28 (a)	85,000	83,994
5.75%, 04/01/33 (a)	22,000	21,879
6.75%, 03/15/34 (a)(f)	56,000	59,233
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	89,000	89,877
Johnson & Johnson
3.63%, 03/03/37 (a)	13,000	11,333
Johnson Controls International PLC
4.50%, 02/15/47 (a)	6,000	5,004
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	93,000	86,834
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	54,000	47,325
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	44,000	32,660
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	19,000	16,304
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	102,000	80,386
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96%, 01/29/27 (a)(b)	56,000	54,707
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	$22,000	$21,054
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	13,000	10,461
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	81,000	78,099
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR thereafter)
4.60%, 02/01/25 (a)(b)	97,000	95,723
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	155,000	154,194
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	154,000	109,756
Kenvue, Inc.
4.90%, 03/22/33 (a)	28,000	27,685
5.05%, 03/22/53 (a)	33,000	31,110
5.20%, 03/22/63 (a)	20,000	18,891
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	27,000	24,339
3.80%, 05/01/50 (a)	23,000	17,116
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	3,000	2,518
5.00%, 03/01/43 (a)	13,000	11,339
6.38%, 03/01/41 (a)	13,000	13,219
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	115,000	106,009
5.05%, 02/15/46 (a)	12,000	10,510
5.20%, 06/01/33 (a)	24,000	23,305
KLA Corp.
3.30%, 03/01/50 (a)	27,000	18,989
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	50,000	45,807
Kroger Co.
2.20%, 05/01/30 (a)	22,000	18,704
4.65%, 01/15/48 (a)	6,000	5,086
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	53,000	48,863
2.70%, 10/15/28 (a)	107,000	95,092
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	19,000	18,366

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	59

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	$115,000	$115,584
6.20%, 08/15/34 (a)	65,000	65,416
Leidos, Inc.
3.63%, 05/15/25 (a)	22,000	21,614
4.38%, 05/15/30 (a)	100,000	94,502
5.75%, 03/15/33 (a)	50,000	50,414
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(f)	11,000	7,563
Lincoln National Corp.
4.35%, 03/01/48 (a)	43,000	32,682
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	2,000	1,951
4.50%, 05/15/36 (a)	22,000	20,646
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	16,000	13,960
1.70%, 09/15/28 - 10/15/30 (a)	51,000	43,934
3.00%, 10/15/50 (a)	27,000	16,903
3.70%, 04/15/46 (a)	2,000	1,469
4.05%, 05/03/47 (a)	21,000	16,217
5.63%, 04/15/53 (a)	40,000	38,733
LYB International Finance III LLC
1.25%, 10/01/25 (a)	18,000	17,039
3.63%, 04/01/51 (a)	27,000	18,555
3.80%, 10/01/60 (a)	10,000	6,761
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	181,000	167,465
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	27,000	16,835
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	17,000	13,800
3.25%, 11/15/25 (a)	174,000	168,851
McDonald's Corp.
3.60%, 07/01/30 (a)	37,000	34,299
3.63%, 09/01/49 (a)	9,000	6,529
4.88%, 12/09/45 (a)	12,000	10,784
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	160,000	153,829
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,808
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	56,000	46,311
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(f)	245,000	245,184
Merck & Co., Inc.
1.90%, 12/10/28 (a)	73,000	64,904
2.45%, 06/24/50 (a)	40,000	23,787
	Principal Amount	Fair Value
2.75%, 12/10/51 (a)	$26,000	$16,257
2.90%, 12/10/61 (a)	12,000	7,182
4.00%, 03/07/49 (a)	8,000	6,466
4.50%, 05/17/33 (a)	49,000	47,344
5.00%, 05/17/53 (a)	10,000	9,411
Meritage Homes Corp.
3.88%, 04/15/29 (a)(f)	194,000	178,790
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	97,000	90,252
4.45%, 08/15/52 (a)	53,000	45,699
MetLife, Inc.
4.72%, 12/15/44 (a)	19,000	16,767
Micron Technology, Inc.
3.37%, 11/01/41 (a)	36,000	26,340
3.48%, 11/01/51 (a)	49,000	33,694
5.30%, 01/15/31 (a)	42,000	41,899
Microsoft Corp.
2.40%, 08/08/26 (a)	20,000	19,024
2.68%, 06/01/60 (a)	6,000	3,648
2.92%, 03/17/52 (a)	53,000	36,001
3.45%, 08/08/36 (a)	2,000	1,744
3.50%, 02/12/35 (a)	17,000	15,394
Mid-America Apartments LP
2.88%, 09/15/51 (a)	42,000	26,073
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	489,000	463,191
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	6,000	4,791
Morgan Stanley
3.70%, 10/23/24 (a)	13,000	12,918
3.97%, 07/22/38 (a)(b)	19,000	16,084
4.35%, 09/08/26 (a)	57,000	55,744
4.38%, 01/22/47 (a)	18,000	15,410
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	43,000	39,764
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	168,000	132,957
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	83,000	52,206
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	46,000	45,894
MPLX LP
2.65%, 08/15/30 (a)	27,000	23,273
5.20%, 12/01/47 (a)	6,000	5,282
Mylan, Inc.
5.20%, 04/15/48 (a)	13,000	10,552

See Notes to Schedules of Investments and Notes to Financial Statements.
60	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Nasdaq, Inc.
5.95%, 08/15/53 (a)	$19,000	$19,206
6.10%, 06/28/63 (a)	24,000	24,348
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (a)(b)(f)	254,000	214,493
Nevada Power Co.
6.00%, 03/15/54 (a)	31,000	31,479
NewMarket Corp.
2.70%, 03/18/31 (a)	24,000	19,982
Newmont Corp.
4.88%, 03/15/42 (a)	19,000	17,525
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	27,000	25,760
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	49,000	41,833
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(f)	42,000	40,331
NIKE, Inc.
3.38%, 03/27/50 (a)	11,000	7,921
NNN REIT, Inc.
4.00%, 11/15/25 (a)	22,000	21,547
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	22,000	17,632
Northern Natural Gas Co.
5.63%, 02/01/54 (a)(f)	95,000	93,103
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	68,000	47,514
NOV, Inc.
3.60%, 12/01/29 (a)	37,000	34,027
Novant Health, Inc.
3.32%, 11/01/61 (a)	28,000	18,483
Novartis Capital Corp.
2.20%, 08/14/30 (a)	42,000	36,372
3.00%, 11/20/25 (a)	2,000	1,946
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	143,000	139,575
5.40%, 06/21/34 (a)	198,000	195,038
NVIDIA Corp.
3.50%, 04/01/50 (a)	20,000	15,331
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	96,000	98,308
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	27,000	24,381
	Principal Amount	Fair Value
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	$4,000	$3,050
ONEOK, Inc.
4.35%, 03/15/29 (a)	22,000	21,191
6.10%, 11/15/32 (a)	75,000	77,548
6.63%, 09/01/53 (a)	66,000	70,477
Oracle Corp.
2.30%, 03/25/28 (a)	19,000	17,178
2.65%, 07/15/26 (a)	27,000	25,587
2.95%, 04/01/30 (a)	42,000	37,335
3.60%, 04/01/50 (a)	27,000	18,854
3.95%, 03/25/51 (a)	17,000	12,567
4.00%, 07/15/46 - 11/15/47 (a)	36,000	27,345
4.10%, 03/25/61 (a)	36,000	25,848
5.55%, 02/06/53 (a)	24,000	22,697
6.15%, 11/09/29 (a)	94,000	98,293
6.90%, 11/09/52 (a)	24,000	26,826
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	43,000	41,844
2.57%, 02/15/30 (a)	16,000	14,039
3.36%, 02/15/50 (a)	19,000	13,365
Owens Corning
3.88%, 06/01/30 (a)	106,000	98,701
5.70%, 06/15/34 (a)	85,000	85,812
5.95%, 06/15/54 (a)	25,000	25,170
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	33,000	29,803
2.50%, 02/01/31 (a)	57,000	47,000
3.00%, 06/15/28 (a)	153,000	139,896
3.30%, 08/01/40 (a)	57,000	40,532
3.50%, 08/01/50 (a)	23,000	15,049
4.30%, 03/15/45 (a)	38,000	29,077
PacifiCorp
2.70%, 09/15/30 (a)	28,000	24,288
2.90%, 06/15/52 (a)	62,000	36,607
5.80%, 01/15/55 (a)	42,000	40,693
6.25%, 10/15/37 (a)	2,000	2,065
Packaging Corp. of America
3.05%, 10/01/51 (a)	37,000	24,164
Paramount Global
2.90%, 01/15/27 (a)	6,000	5,538
3.70%, 06/01/28 (a)	11,000	9,926
5.25%, 04/01/44 (a)	2,000	1,452
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	22,000	20,198
4.50%, 09/15/29 (a)	36,000	35,078
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	46,000	48,742
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	36,000	34,071
3.25%, 06/01/50 (a)	20,000	13,537

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	61

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
PepsiCo, Inc.
1.63%, 05/01/30 (a)	$23,000	$19,254
2.63%, 07/29/29 (a)	32,000	28,945
2.75%, 10/21/51 (a)	65,000	41,223
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	146,000	143,452
4.75%, 05/19/33 (a)	49,000	47,740
5.30%, 05/19/53 (a)	20,000	19,303
5.34%, 05/19/63 (a)	33,000	31,144
Pfizer, Inc.
2.70%, 05/28/50 (a)	58,000	37,246
3.90%, 03/15/39 (a)	16,000	13,671
4.13%, 12/15/46 (a)	14,000	11,584
4.40%, 05/15/44 (a)	3,000	2,662
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	27,000	26,131
2.10%, 05/01/30 (a)	11,000	9,325
3.38%, 08/15/29 (a)	18,000	16,638
4.13%, 03/04/43 (a)	10,000	8,036
5.13%, 02/15/30 (a)	71,000	70,746
5.25%, 02/13/34 (a)	60,000	58,868
5.63%, 11/17/29 (a)	38,000	38,806
Phillips 66 Co.
2.15%, 12/15/30 (a)	136,000	113,700
3.15%, 12/15/29 (a)	67,000	60,683
3.30%, 03/15/52 (a)	46,000	30,109
3.75%, 03/01/28 (a)	2,000	1,908
4.68%, 02/15/45 (a)	17,000	14,461
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	26,000	26,405
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	45,000	42,228
2.15%, 01/15/31 (a)	25,000	20,998
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	27,000	24,662
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	34,000	32,620
Precision Castparts Corp.
4.38%, 06/15/45 (a)	18,000	15,859
Progressive Corp.
3.00%, 03/15/32 (a)	47,000	40,785
3.70%, 03/15/52 (a)	15,000	11,193
Prologis LP
3.05%, 03/01/50 (a)	12,000	7,870
3.25%, 06/30/26 (a)	9,000	8,676
5.00%, 03/15/34 (a)	25,000	24,467
5.25%, 03/15/54 (a)	17,000	16,084
Prospect Capital Corp.
3.36%, 11/15/26 (a)	46,000	42,277
	Principal Amount	Fair Value
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	$27,000	$20,481
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	22,000	21,564
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	27,000	25,623
Public Storage Operating Co.
5.35%, 08/01/53 (a)	23,000	22,179
PVH Corp.
4.63%, 07/10/25 (a)	70,000	69,212
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,558
4.50%, 05/20/52 (a)	53,000	45,743
Quanta Services, Inc.
2.35%, 01/15/32 (a)	40,000	32,528
3.05%, 10/01/41 (a)	52,000	36,571
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	9,000	7,980
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	50,000	41,152
Regions Financial Corp.
1.80%, 08/12/28 (a)	108,000	93,274
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	355,000	354,698
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	59,000	59,057
Republic Services, Inc.
5.00%, 04/01/34 (a)	45,000	44,050
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	70,000	43,370
Roche Holdings, Inc.
5.22%, 03/08/54 (a)(f)	200,000	196,072
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	14,000	8,040
4.20%, 03/01/49 (a)	20,000	16,726
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,786
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	27,000	24,284
Ross Stores, Inc.
4.70%, 04/15/27 (a)	6,000	5,918
Royalty Pharma PLC
1.20%, 09/02/25 (a)	43,000	40,837
1.75%, 09/02/27 (a)	21,000	18,863
2.20%, 09/02/30 (a)	5,000	4,169
3.30%, 09/02/40 (a)	3,000	2,166

See Notes to Schedules of Investments and Notes to Financial Statements.
62	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
RPM International, Inc.
3.75%, 03/15/27 (a)	$9,000	$8,633
RTX Corp.
1.90%, 09/01/31 (a)	56,000	44,919
2.82%, 09/01/51 (a)	57,000	34,679
3.13%, 05/04/27 (a)	37,000	35,086
3.50%, 03/15/27 (a)	15,000	14,379
3.95%, 08/16/25 (a)	11,000	10,813
4.15%, 05/15/45 (a)	16,000	12,918
4.45%, 11/16/38 (a)	13,000	11,504
6.10%, 03/15/34 (a)	62,000	65,286
6.40%, 03/15/54 (a)	44,000	48,012
Ryder System, Inc.
2.90%, 12/01/26 (a)	65,000	61,418
Salesforce, Inc.
1.95%, 07/15/31 (a)	34,000	27,895
2.70%, 07/15/41 (a)	46,000	32,147
Sands China Ltd.
5.13%, 08/08/25 (a)	280,000	277,718
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	19,000	18,136
Schlumberger Investment SA
5.00%, 06/01/34 (a)	198,000	194,832
Sealed Air Corp.
1.57%, 10/15/26 (a)(f)	168,000	152,856
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	11,000	10,338
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	76,000	70,082
Shell International Finance BV
2.38%, 11/07/29 (a)	82,000	72,333
3.13%, 11/07/49 (a)	32,000	21,740
3.25%, 04/06/50 (a)	24,000	16,680
3.75%, 09/12/46 (a)	11,000	8,509
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	2,000	1,918
Simon Property Group LP
3.38%, 06/15/27 (a)	14,000	13,358
SK Hynix, Inc.
5.50%, 01/16/29 (a)(f)	200,000	199,840
Smith & Nephew PLC
5.40%, 03/20/34 (a)	35,000	34,468
Southern California Edison Co.
4.00%, 04/01/47 (a)	58,000	44,387
4.20%, 03/01/29 (a)	41,000	39,194
5.65%, 10/01/28 (a)	270,000	274,647
Southern Co.
3.25%, 07/01/26 (a)	6,000	5,769
3.70%, 04/30/30 (a)	73,000	67,359
	Principal Amount	Fair Value
Southwest Airlines Co.
2.63%, 02/10/30 (a)	$37,000	$32,048
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	21,000	19,810
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,914
4.50%, 03/15/45 (a)	3,000	2,440
Starbucks Corp.
4.00%, 11/15/28 (a)	9,000	8,671
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	86,000	73,266
Stryker Corp.
1.95%, 06/15/30 (a)	57,000	47,999
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	101,000	110,199
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(f)	484,000	444,080
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	2,000	1,501
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (a)(b)(f)	250,000	230,375
Sysco Corp.
3.25%, 07/15/27 (a)	11,000	10,418
5.95%, 04/01/30 (a)	2,000	2,081
6.60%, 04/01/50 (a)	3,000	3,341
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	168,756
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	130,000	125,005
4.00%, 04/14/32 (a)	27,000	24,575
Tampa Electric Co.
2.40%, 03/15/31 (a)	61,000	51,336
3.45%, 03/15/51 (a)	37,000	25,418
4.35%, 05/15/44 (a)	40,000	32,955
Tapestry, Inc.
4.13%, 07/15/27 (a)	3,000	2,875
7.35%, 11/27/28 (a)	219,000	227,223
7.85%, 11/27/33 (a)	45,000	47,343
Targa Resources Corp.
6.50%, 03/30/34 (a)	140,000	148,197
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	111,000	108,648

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	63

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Target Corp.
1.95%, 01/15/27 (a)	$18,000	$16,756
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	21,000	18,328
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	36,000	25,616
Time Warner Cable LLC
6.55%, 05/01/37 (a)	12,000	11,368
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	190,000	170,759
3.75%, 04/15/27 (a)	73,000	70,173
4.50%, 04/15/50 (a)	15,000	12,525
4.80%, 07/15/28 (a)	179,000	176,616
5.50%, 01/15/55 (a)	35,000	33,725
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	113,000	97,792
4.46%, 06/08/32 (a)	58,000	54,657
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(b)	21,000	19,986
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)(g)	233,000	232,329
Tractor Supply Co.
5.25%, 05/15/33 (a)	47,000	46,640
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	23,000	22,839
3.80%, 03/21/29 (a)	2,000	1,899
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	32,000	30,945
4.88%, 01/15/26 (a)	7,000	6,942
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63%, 05/20/75 (a)(b)	70,000	68,961
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	14,000	13,423
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	69,000	41,998
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 yr. CMT thereafter)
4.80%, 09/01/24 (a)(b)	109,000	107,065
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	3,000	2,501
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	16,000	15,128
	Principal Amount	Fair Value
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	$49,000	$49,098
5.70%, 03/15/34 (a)	55,000	54,753
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	121,000	114,673
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	177,000	177,828
UDR, Inc.
2.10%, 08/01/32 (a)	32,000	25,019
3.00%, 08/15/31 (a)	19,000	16,394
Union Pacific Corp.
3.55%, 05/20/61 (a)	32,000	22,054
3.60%, 09/15/37 (a)	6,000	5,039
3.80%, 04/06/71 (a)	17,000	11,965
4.10%, 09/15/67 (a)	13,000	9,821
United Parcel Service, Inc.
5.50%, 05/22/54 (a)	70,000	69,373
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	40,000	33,994
4.20%, 05/15/32 (a)	40,000	37,630
4.45%, 12/15/48 (a)	27,000	23,074
4.75%, 07/15/45 - 05/15/52 (a)	45,000	39,910
5.05%, 04/15/53 (a)	33,000	30,609
5.20%, 04/15/63 (a)	54,000	50,129
6.05%, 02/15/63 (a)	16,000	16,831
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	198,000	192,064
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	97,000	97,539
6.40%, 06/28/54 (a)	60,000	59,014
Ventas Realty LP
3.25%, 10/15/26 (a)	19,000	18,060
5.63%, 07/01/34 (a)	175,000	173,299
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	105,000	103,355
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	76,000	62,113
2.55%, 03/21/31 (a)	120,000	101,934
3.00%, 03/22/27 (a)	101,000	95,583
3.40%, 03/22/41 (a)	37,000	28,281
3.55%, 03/22/51 (a)	27,000	19,432
3.70%, 03/22/61 (a)	41,000	28,919
4.40%, 11/01/34 (a)	78,000	72,276
4.86%, 08/21/46 (a)	62,000	56,258
Viatris, Inc.
1.65%, 06/22/25 (a)	404,000	388,196
4.00%, 06/22/50 (a)	52,000	35,042
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	35,000	27,229

See Notes to Schedules of Investments and Notes to Financial Statements.
64	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Visa, Inc.
2.70%, 04/15/40 (a)	$27,000	$19,678
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(f)	113,000	112,853
6.00%, 04/15/34 (a)(f)	50,000	50,055
Viterra Finance BV
2.00%, 04/21/26 (a)(f)	373,000	348,486
Vontier Corp.
2.40%, 04/01/28 (a)	65,000	57,621
2.95%, 04/01/31 (a)	50,000	41,178
Vornado Realty LP
2.15%, 06/01/26 (a)	69,000	63,746
3.50%, 01/15/25 (a)	13,000	12,805
Walmart, Inc.
1.80%, 09/22/31 (a)	32,000	26,355
2.50%, 09/22/41 (a)	36,000	24,918
2.65%, 09/22/51 (a)	19,000	11,908
Walt Disney Co.
2.65%, 01/13/31 (a)	42,000	36,640
3.38%, 11/15/26 (a)	3,000	2,885
3.60%, 01/13/51 (a)	27,000	20,131
4.75%, 11/15/46 (a)	3,000	2,697
6.65%, 11/15/37 (a)	27,000	30,359
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	190,000	165,790
5.05%, 03/15/42 (a)	17,000	13,815
5.14%, 03/15/52 (a)	17,000	13,229
5.39%, 03/15/62 (a)	17,000	13,261
Waste Connections, Inc.
2.20%, 01/15/32 (a)	43,000	34,985
2.95%, 01/15/52 (a)	49,000	31,336
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	7,000	6,855
Wells Fargo & Co.
4.15%, 01/24/29 (a)	48,000	46,137
4.75%, 12/07/46 (a)	48,000	40,638
5.88%, 06/15/25 (a)(b)	92,000	91,914
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	63,000	61,178
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	115,000	105,958
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	58,000	42,542
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	131,000	125,456
	Principal Amount	Fair Value
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	$68,000	$67,836
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	76,000	81,068
Westlake Corp.
2.88%, 08/15/41 (a)	20,000	13,504
3.13%, 08/15/51 (a)	22,000	13,831
3.38%, 08/15/61 (a)	19,000	11,507
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT thereafter)
2.89%, 02/04/30 (a)(b)	45,000	44,116
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	32,000	29,575
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,880
4.85%, 03/01/48 (a)	13,000	11,241
4.90%, 01/15/45 (a)	32,000	27,982
5.30%, 08/15/52 (a)	22,000	20,373
5.40%, 03/04/44 (a)	3,000	2,828
Willis North America, Inc.
3.88%, 09/15/49 (a)	27,000	19,424
Workday, Inc.
3.50%, 04/01/27 (a)	47,000	44,955
3.70%, 04/01/29 (a)	94,000	88,234
WPP Finance 2010
3.75%, 09/19/24 (a)	19,000	18,899
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,814
3.90%, 08/20/28 (a)	16,000	15,268
5.60%, 11/16/32 (a)	90,000	92,091
		44,059,661
Non-Agency Collateralized Mortgage Obligations - 5.9%
Bank
3.18%, 09/15/60	2,398,000	2,237,199
4.41%, 11/15/61 (b)	1,001,000	962,934
BPR Trust 1 mo. Term SOFR + 1.90%
7.23%, 04/15/37 (b)(f)	372,398	372,527
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	460,000	406,765
CD Mortgage Trust
2.91%, 08/15/57	839,000	743,466

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	65

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (b)	$336,823	$304,135
COMM Mortgage Trust
3.92%, 10/15/45 (f)	183,798	159,760
GS Mortgage Securities Trust
2.75%, 09/10/52	1,523,000	1,354,019
3.05%, 11/10/52	743,000	666,560
4.14%, 03/10/51 (b)	291,000	270,269
4.56%, 11/10/48 (b)	380,000	311,442
Impac CMB Trust 1 mo. Term SOFR + 0.83%
6.18%, 10/25/34 (b)	10,223	10,102
JPMBB Commercial Mortgage Securities Trust
4.80%, 11/15/48 (b)	250,000	139,389
MASTR Alternative Loan Trust
5.00%, 08/25/18 (c)	909	78
Morgan Stanley Bank of America Merrill Lynch Trust
0.97%, 03/15/48 (b)(c)	2,818,544	8,687
Wells Fargo Commercial Mortgage Trust
1.28%, 02/15/48 (b)(c)	1,938,349	7,679
4.32%, 08/15/50	386,662	342,585
		8,297,596
Sovereign Bonds - 0.9%
Chile Government International Bonds
3.86%, 06/21/47 (a)	200,000	154,994
Panama Government International Bonds
3.16%, 01/23/30 (a)	200,000	168,574
3.87%, 07/23/60 (a)	200,000	113,837
Peru Government International Bonds
1.86%, 12/01/32 (a)	140,000	106,038
	Principal Amount	Fair Value
2.78%, 12/01/60 (a)	$230,000	$128,563
5.63%, 11/18/50 (a)	105,000	102,174
Philippines Government International Bonds
3.95%, 01/20/40 (a)	200,000	169,563
Qatar Government International Bonds
4.82%, 03/14/49 (a)(f)	258,000	240,212
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	105,744	99,528
		1,283,483
Municipal Bonds and Notes - 0.1%
State of California, CA
4.60%, 04/01/38	200,000	188,465
Total Bonds and Notes (Cost $146,815,594)		136,713,716
Total Investments in Securities (Cost $146,815,594)		136,713,716
	Number of Shares
Short-Term Investments - 20.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (a)(h)(i) (Cost $28,770,613)	28,770,613	28,770,613
Total Investments (Cost $175,586,207)		165,484,329
Liabilities in Excess of Other Assets, net - (17.2)%		(24,249,693)
NET ASSETS - 100.0%		$141,234,636

Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$6,000	1.00%/ Quarterly	06/20/29	$(123,448)	$(130,587)	$7,139

See Notes to Schedules of Investments and Notes to Financial Statements.
66	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
The Fund had the following long futures contracts open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2024	20	$2,456,149	$2,506,755	$50,606
U.S. Long Bond Futures	September 2024	6	690,949	709,875	18,926
10 Yr. U.S. Treasury Ultra Futures	September 2024	184	20,659,241	20,889,750	230,509
5 Yr. U.S. Treasury Notes Futures	September 2024	72	7,609,637	7,673,625	63,988
					$364,029
The Fund had the following short futures contracts open at June 30, 2024:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2024	22	$(4,481,131)	$(4,492,813)	$(11,682)
10 Yr. U.S. Treasury Notes Futures	September 2024	38	(4,137,600)	(4,179,406)	(41,806)
					$(53,488)
During the period ended June 30, 2024, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$34,354,680	$6,640,324	$3,032,973
Notes to Schedule of Investments – June 30, 2024 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(e)	Step coupon bond.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to $7,532,651 or 5.33% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.
*	Less than 0.05%.

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	67

Elfun Income Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$41,304,930	$—	$41,304,930
Agency Mortgage Backed	—	40,397,885	—	40,397,885
Agency Collateralized Mortgage Obligations	—	1,141,030	—	1,141,030
Asset Backed	—	40,666	—	40,666
Corporate Notes	—	44,059,661	—	44,059,661
Non-Agency Collateralized Mortgage Obligations	—	8,297,596	—	8,297,596
Sovereign Bonds	—	1,283,483	—	1,283,483
Municipal Bonds and Notes	—	188,465	—	188,465
Short-Term Investments	28,770,613	—	—	28,770,613
Total Investments in Securities	$28,770,613	$136,713,716	$—	$165,484,329
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$—	$7,139	$—	$7,139
Long Futures Contracts - Unrealized Appreciation	364,029	—	—	364,029
Short Futures Contracts - Unrealized Depreciation	(53,488)	—	—	(53,488)
Total Other Financial Instruments	$310,541	$7,139	$—	$317,680

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	20,710,832	$20,710,832	$36,599,110	$28,539,329	$—	$—	28,770,613	$28,770,613	$645,023
See Notes to Schedules of Investments and Notes to Financial Statements.
68	Elfun Income Fund

Elfun Government Money Market Fund
Schedule of Investments — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Short-Term Investments - 100.5% †
U.S. Treasuries - 51.9%
U.S. Treasury Bills
5.12% 03/20/25 (a)	$70,000	$67,553
5.15% 11/29/24 (a)	90,000	88,175
5.18% 07/18/24 (a)	2,000,000	1,995,296
5.23% 07/11/24 (a)	150,000	149,790
5.24% 07/11/24 - 08/08/24 (a)	1,400,000	1,395,689
5.25% 07/05/24 - 08/08/24 (a)	2,200,000	2,192,573
5.27% 08/15/24 (a)	1,050,000	1,043,357
5.31% 08/22/24 - 09/26/24 (a)	4,300,000	4,258,981
5.33% 10/10/24 (a)	1,500,000	1,478,453
5.34% 08/29/24 - 09/19/24 (a)	3,500,000	3,466,083
5.35% 12/26/24 (a)	1,960,000	1,910,179
5.36% 12/05/24 - 12/26/24 (a)	2,680,000	2,615,685
5.37% 07/09/24 - 12/12/24 (a)	12,366,000	12,247,944
5.38% 07/16/24 - 12/12/24 (a)	9,120,000	8,962,767
5.38% 10/29/24 (a)(b)	1,080,000	1,061,377
5.39% 07/02/24 - 10/22/24 (a)	6,520,000	6,450,306
5.39% 10/29/24 (a)(b)	920,000	904,125
5.40% 08/13/24 - 10/01/24 (a)	7,600,000	7,523,804
5.41% 08/20/24 - 10/01/24 (a)	3,900,000	3,864,077
5.42% 08/08/24 (a)	80,000	79,571
5.43% 08/08/24 (a)	1,400,000	1,392,489
5.47% 09/05/24 (a)	800,000	792,495
5.48% 07/11/24 - 10/31/24 (a)	700,000	691,035
5.49% 07/11/24 (a)	600,000	599,145
5.54% 10/03/24 (a)	800,000	789,179
5.57% 10/03/24 (a)	900,000	887,771
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.04%
5.34% 07/31/24 (c)	3,300,000	3,299,996
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.14%
5.45% 10/31/24 (c)	15,000	14,999
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.15%
5.46% 04/30/26 (c)	1,100,000	1,099,974
	Principal Amount	Fair Value
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.17%
5.48% 10/31/25 (c)	$430,000	$429,547
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.25%
5.55% 01/31/26 (c)	594,000	594,062
U.S. Treasury Notes
2.13% 05/15/25	240,000	233,746
2.75% 05/15/25	280,000	274,183
2.88% 04/30/25	140,000	137,346
3.88% 04/30/25	220,000	217,593
		73,209,345
U.S. Government Agency Obligations - 12.4%
Federal Farm Credit Banks Funding Corp. SOFR + 0.08%
5.42% 08/14/24 - 09/27/24 (c)	500,000	500,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.09%
5.43% 07/03/24 (c)	200,000	200,000
5.43% 09/16/24 (c)	60,000	60,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.10%
5.44% 10/11/24 - 04/01/26 (c)	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.11%
5.45% 11/15/24 (c)	150,000	150,000
5.45% 11/22/24 (c)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.12%
5.46% 12/03/24 (c)	200,000	200,000
5.46% 01/27/26 (c)	385,000	385,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.14%
5.48% 03/04/26 (c)	200,000	200,058
Federal Farm Credit Discount Notes
5.33% 01/13/25 (a)	40,000	38,889
Federal Home Loan Bank Discount Notes
4.95% 02/03/25 (a)	500,000	485,986
5.07% 02/10/25 (a)	500,000	485,191
5.20% 11/29/24 (a)	620,000	607,006
5.32% 01/13/25 (a)	100,000	97,223
5.39% 09/06/24 (a)	1,000,000	990,229

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	69

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
5.50% 08/01/24 (a)	$700,000	$696,890
5.56% 09/25/24 (a)	1,000,000	987,590
Federal Home Loan Banks
0.50% 04/14/25	240,000	231,348
5.11% 01/10/25	900,000	900,000
5.31% 05/12/25	600,000	600,000
Federal Home Loan Banks SOFR + 0.03%
5.37% 10/21/24 (c)	300,000	300,000
Federal Home Loan Banks SOFR + 0.04%
5.38% 03/14/25 (c)	1,000,000	1,000,000
Federal Home Loan Banks SOFR + 0.07%
5.41% 07/05/24 (c)	500,000	500,000
Federal Home Loan Banks SOFR + 0.08%
5.42% 08/16/24 (c)	800,000	800,000
Federal Home Loan Banks SOFR + 0.09%
5.43% 08/15/25 (c)	430,000	430,000
Federal Home Loan Banks SOFR + 0.11%
5.45% 11/21/24 - 12/19/24 (c)	1,800,000	1,800,000
Federal Home Loan Banks SOFR + 0.12%
5.46% 11/01/24 (c)	800,000	800,000
Federal Home Loan Banks SOFR + 0.13%
5.47% 01/27/25 - 02/13/26 (c)	1,250,000	1,250,000
Federal Home Loan Banks SOFR + 0.16%
5.50% 07/14/25 (c)	645,000	645,614
Federal National Mortgage Association
0.63% 04/22/25	100,000	96,396
		17,537,420
Repurchase Agreements - 36.2%
BNP Paribas Securities Corp. U.S. Treasury Repo 5.33% dated 06/28/24, to be repurchased $10,000,000 on 07/01/2024, Collateralized by $10,032,472 U.S Government Obligation, 2.500% to 6.500% Maturing from 01/01/2048 - 06/20/2064, Collateralized by $167,602 U.S. Treasury Bill, 0.000% Maturing on 07/05/2024 07/01/24	10,000,000	10,000,000
	Principal Amount	Fair Value
Citigroup Global Markets, Inc. U.S. Treasury Repo 5.34% dated 06/28/24, to be repurchased $5,000,000 on 07/01/2024, Collateralized by $5,100,437, U.S Government Obligation, 3.000% to 4.500% Maturing from 07/15/2047 - 08/15/2047 07/01/24	$5,000,000	$5,000,000
Goldman Sachs & Co. U.S. Treasury Repo 5.33% dated 06/28/24, to be repurchased $10,000,000 on 07/01/2024, Collateralized by $10,200,000 U.S. Government Obligation, 3.000% to 7.000% Maturing from 02/15/2039 - 05/20/2054 07/01/24	10,000,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 5.32%,dated 06/28/2024, to be repurchased $2,111,000 on 07/01/2024, Collateralized by $2,153,220, U.S Treasury Strips 0.000%, Maturing from 01/31/2025 - 02/15/2029 07/01/24	2,111,000	2,111,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 5.33% dated 06/28/24, to be repurchased $5,000,000 on 07/01/2024, Collateralized by $5,100,001, U.S. Government Obligation, 2.000% to 7.500% Maturing from 07/01/2026 - 02/20/2054 07/01/24	5,000,000	5,000,000

See Notes to Schedules of Investments and Notes to Financial Statements.
70	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Mitsubishi UFJ U.S. Treasury Repo 5.33% dated 06/28/24, to be repurchased $10,000,000 on 07/01/2024, Collateralized by $9,370,597 U.S. Government Obligation, 2.000% to 6.500% Maturity from 08/26/2024 - 05/01/2054, Collateralized by $148,712 U.S. Treasury Bonds 1.875% to 4.000% Maturity from 02/15/2041 - 05/15/2051, Collateralized by $1,032 U.S. Treasury Inflation Index Note, 0.375% Maturing on 07/15/2025, Collateralized by $679,659 U.S. Treasury Notes, 1.125% to 1.250% Maturing from 06/30/2028 - 08/31/2028 07/01/24	$10,000,000	$10,000,000
Standard Chartered U.S. Treasury Repo 5.31% dated 06/28/24, to be repurchased $9,000,000 on 07/01/2024, Collateralized by $9,180,059 U.S. Treasury Notes, 0.375% to 0.625%, Maturing from 01/31/2026 - 12/31/2027 07/01/24	9,000,000	9,000,000
		51,111,000
Total Short-Term Investments (Cost $141,857,765)		141,857,765
Liabilities in Excess of Other Assets, net - (0.5)%		(707,000)
NET ASSETS - 100.0%		$141,150,765
Notes to Schedule of Investments – June 30, 2024 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Coupon amount represents effective yield.
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
†	Percentages are based on net assets as of June 30, 2024.
Abbreviations:
SOFR - Secured Overnight Financing Rate

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$73,209,345	$—	$73,209,345
U.S. Government Agency Obligations	—	17,537,420	—	17,537,420
Repurchase Agreements	—	51,111,000	—	51,111,000
Total Investments in Securities	$—	$141,857,765	$—	$141,857,765
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	71

Elfun International Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						1/1/88
Net asset value, beginning of period	$24.75	$20.97	$26.73	$26.53	$23.69	$18.51
Income/(loss) from investment operations:
Net investment income(b)	0.36	0.46	0.56	0.83	0.29	0.43
Net realized and unrealized gains/(losses) on investments	1.21	3.80	(4.86)	1.57	2.86	5.15
Total income/(loss) from investment operations	1.57	4.26	(4.30)	2.40	3.15	5.58
Less distributions from:
Net investment income	—	(0.48)	(0.55)	(0.86)	(0.31)	(0.40)
Net realized gains	—	—	(0.91)	(1.34)	—	—
Total distributions	—	(0.48)	(1.46)	(2.20)	(0.31)	(0.40)
Net asset value, end of period	$26.32	$24.75	$20.97	$26.73	$26.53	$23.69
Total Return(c)	6.34%	20.35%	(16.11)%	9.05%	13.31%	30.14%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$179,665	$173,754	$153,897	$204,799	$201,200	$199,123
Ratios to average net assets:
Net expenses	0.39%(d)	0.44%	0.44%	0.37%	0.40%	0.38%
Gross expenses	0.39%(d)	0.44%	0.44%	0.37%	0.40%	0.38%
Net investment income	2.88%(d)	1.99%	2.46%	2.93%	1.31%	2.02%
Portfolio turnover rate	7%	9%	16%	17%	20%	15%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
72	Financial Highlights

Elfun Trusts
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						5/27/35
Net asset value, beginning of period	$76.56	$58.58	$79.73	$71.55	$62.16	$50.14
Income/(loss) from investment operations:
Net investment income(b)	0.42	0.80	0.72	0.72	0.64	0.71
Net realized and unrealized gains/(losses) on investments	14.59	19.40	(16.59)	16.72	14.90	17.15
Total income/(loss) from investment operations	15.01	20.20	(15.87)	17.44	15.54	17.86
Less distributions from:
Net investment income	—	(0.82)	(0.75)	(0.74)	(0.69)	(0.67)
Net realized gains	—	(1.40)	(4.53)	(8.52)	(5.46)	(5.17)
Total distributions	—	(2.22)	(5.28)	(9.26)	(6.15)	(5.84)
Net asset value, end of period	$91.57	$76.56	$58.58	$79.73	$71.55	$62.16
Total Return(c)	19.61%	34.49%	(19.87)%	24.28%	25.07%	35.57%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,205,598	$3,636,415	$2,912,901	$3,965,156	$3,419,765	$2,979,222
Ratios to average net assets:
Net expenses	0.17%(d)	0.18%	0.18%	0.18%	0.18%	0.18%
Gross expenses	0.17%(d)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	0.99%(d)	1.18%	1.03%	0.89%	0.99%	1.20%
Portfolio turnover rate	19%	22%	29%	26%	25%	17%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	73

Elfun Diversified Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						1/1/88
Net asset value, beginning of period	$19.27	$17.02	$21.68	$20.97	$19.54	$17.02
Income/(loss) from investment operations:
Net investment income(b)	0.18	0.45	0.35	0.34	0.37	0.41
Net realized and unrealized gains/(losses) on investments	1.22	2.29	(3.67)	2.08	2.02	2.93
Total income/(loss) from investment operations	1.40	2.74	(3.32)	2.42	2.39	3.34
Less distributions from:
Net investment income	—	(0.41)	(0.42)	(0.42)	(0.38)	(0.42)
Net realized gains	—	(0.08)	(0.92)	(1.29)	(0.58)	(0.40)
Total distributions	—	(0.49)	(1.34)	(1.71)	(0.96)	(0.82)
Net asset value, end of period	$20.67	$19.27	$17.02	$21.68	$20.97	$19.54
Total Return(c)	7.27%	16.13%	(15.31)%	11.56%	12.23%	19.58%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$179,784	$176,538	$166,006	$211,716	$205,144	$199,011
Ratios to average net assets:
Net expenses	0.32%(d)	0.32%	0.33%	0.30%	0.31%	0.30%
Gross expenses	0.34%(d)	0.34%	0.34%	0.30%	0.31%	0.30%
Net investment income	1.79%(d)	2.47%	1.83%	1.53%	1.88%	2.20%
Portfolio turnover rate	16%(e)	45%(e)	49%(e)	41%(e)	56%(e)	162%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the period ended 6/30/24 and fiscal years ended 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 51%, 125%, 116%, 90% and 136%, respectively.
The accompanying Notes are an integral part of these financial statements.
74	Financial Highlights

Elfun Tax-Exempt Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						1/1/80
Net asset value, beginning of period	$10.26	$10.13	$11.47	$11.67	$11.54	$11.19
Income/(loss) from investment operations:
Net investment income(b)	0.18	0.34	0.31	0.31	0.37	0.38
Net realized and unrealized gains/(losses) on investments	(0.20)	0.18	(1.28)	(0.14)	0.17	0.41
Total income/(loss) from investment operations	(0.02)	0.52	(0.97)	0.17	0.54	0.79
Contribution from affiliate (Note 5)	—	0.00(c)	—	—	—	—
Less distributions from:
Net investment income	(0.20)	(0.39)	(0.37)	(0.37)	(0.41)	(0.44)
Total distributions	(0.20)	(0.39)	(0.37)	(0.37)	(0.41)	(0.44)
Net asset value, end of period	$10.04	$10.26	$10.13	$11.47	$11.67	$11.54
Total Return(d)	(0.20)%	5.31%	(8.44)%	1.44%	4.77%	7.13%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$966,701	$1,009,908	$1,047,236	$1,250,501	$1,341,617	$1,377,821
Ratios to average net assets:
Gross expenses	0.21%(e)	0.21%	0.21%	0.21%	0.21%	0.20%
Net investment income	3.62%(e)	3.37%	2.96%	2.65%	3.24%	3.35%
Portfolio turnover rate	25%	79%	43%	42%	41%	25%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	75

Elfun Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						12/31/84
Net asset value, beginning of period	$9.85	$9.68	$11.67	$12.25	$11.74	$11.02
Income/(loss) from investment operations:
Net investment income(b)	0.19	0.34	0.25	0.24	0.29	0.32
Net realized and unrealized gains/(losses) on investments	(0.31)	0.19	(1.80)	(0.38)	0.63	0.73
Total income/(loss) from investment operations	(0.12)	0.53	(1.55)	(0.14)	0.92	1.05
Less distributions from:
Net investment income	(0.19)	(0.36)	(0.27)	(0.27)	(0.34)	(0.33)
Net realized gains	—	—	(0.17)	(0.17)	(0.07)	—
Total distributions	(0.19)	(0.36)	(0.44)	(0.44)	(0.41)	(0.33)
Net asset value, end of period	$9.54	$9.85	$9.68	$11.67	$12.25	$11.74
Total Return(c)	(1.18)%	5.78%	(13.47)%	(1.19)%	8.03%	9.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$141,235	$146,043	$160,286	$218,824	$244,329	$233,663
Ratios to average net assets:
Net expenses	0.35%(d)	0.33%	0.32%	0.29%	0.27%	0.29%
Gross expenses	0.36%(d)	0.34%	0.32%	0.29%	0.27%	0.29%
Net investment income	3.98%(d)	3.51%	2.41%	2.03%	2.44%	2.77%
Portfolio turnover rate	28%(e)	53%(e)	40%(e)	71%(e)	108%(e)	107%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the period ended 6/30/24 and fiscal years ended 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 122%, 268%,187%, 184% and 255%, respectively.
The accompanying Notes are an integral part of these financial statements.
76	Financial Highlights

Elfun Government Money Market Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						6/13/90
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(loss) from investment operations:
Net investment income(b)	0.03	0.05	0.01	—	0.00(c)	0.02
Total income from investment operations	0.03	0.05	0.01	—	0.00(c)	0.02
Less distributions from:
Net investment income	(0.03)	(0.05)	(0.01)	—	(0.00)(c)	(0.02)
Total distributions	(0.03)	(0.05)	(0.01)	—	(0.00)(c)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(d)	2.57%	4.89%	1.45%	—%	0.32%	1.99%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$141,151	$147,062	$159,127	$142,430	$153,251	$128,561
Ratios to average net assets:
Net expenses	0.28%(e)	0.26%	0.24%	0.09%	0.19%	0.26%
Gross expenses	0.28%(e)	0.26%	0.27%	0.26%	0.25%	0.26%
Net investment income	5.08%(e)	4.77%	1.50%	—%	0.30%	1.96%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	77

Elfun Funds
Statements of Assets and Liabilities — June 30, 2024 (Unaudited)
	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in unaffiliated securities, at fair value (cost $118,337,202; $1,788,872,141; $103,292,688; $946,632,051; $146,815,594 and $0, respectively)	$174,291,385	$4,169,909,391
Short-term investments, at fair value (cost $0; $0; $0; $0; $0 and $90,746,765, respectively)	—	—
Investments in affiliated securities, at fair value (cost $4,888,981; $34,499,312; $49,560,236; $9,075,649; $28,770,613 and $0, respectively)	4,888,981	34,499,312
Repurchase agreements	—	—
Cash	—	—
Net cash collateral on deposit with broker for future contracts	16,145	—
Net cash collateral on deposit with broker for swap contracts	—	—
Foreign currency (cost $82,112, $0, $32,020, $0, $0 and $0, respectively)	81,988	—
Receivable for investments sold	—	—
Income receivables	578,151	2,166,736
Receivable for fund shares sold	408	146,916
Income receivable from affiliated investments	17,387	—
Receivable for accumulated variation margin on swap contracts	—	—
Receivable for accumulated variation margin on futures contracts	1,065	—
Total assets	179,875,510	4,206,722,355
Liabilities
Distribution payable to shareholders	—	—
Net cash collateral on futures contracts due to broker	—	—
Payable for investments purchased	—	—
Payable for fund shares redeemed	29,791	317,096
Payable for accumulated variation margin on swap contracts	—	—
Payable to the Adviser	25,696	463,073
Payable for custody, fund accounting and sub-administration fees	14,930	125,792
Accrued other expenses	139,809	218,639
Total liabilities	210,226	1,124,600

Net Assets	$179,665,284	$4,205,597,755
Net Assets Consist of:
Capital paid in	$118,225,467	$1,495,983,017
Total distributable earnings (loss)	61,439,817	2,709,614,738
Net Assets	$179,665,284	$4,205,597,755
Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	6,827,147	45,925,625
Net asset value, offering and redemption price per share	$26.32	$91.57
The accompanying Notes are an integral part of these financial statements.
78	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$132,106,461	$952,369,982	$136,713,716	$—
—	—	—	90,746,765
56,734,481	9,075,649	28,770,613	—
—	—	—	51,111,000
1,451,184	—	—	147
—	—	—	—
46,933	—	104,691	—
34,815	—	—	—
135,145	—	11,643	—
454,556	12,338,533	1,063,026	—
353	17,030	7,847	1,263,736
62,274	61,597	115,496	197,723
(46,979)	—	—	—
114,062	—	311,310	—
191,093,285	973,862,791	167,098,342	143,319,371

—	849,117	106,550	36,053
137,243	—	415,779	—
10,960,073	5,802,126	25,117,787	1,965,502
99,358	225,974	1,131	80,202
—	—	125,268	—
23,262	126,639	18,842	10,839
16,243	32,982	7,516	18,381
72,798	125,029	70,833	57,629
11,308,977	7,161,867	25,863,706	2,168,606

$179,784,308	$966,700,924	$141,234,636	$141,150,765

$142,410,783	$1,081,626,724	$174,604,743	$141,150,805
37,373,525	(114,925,800)	(33,370,107)	(40)
$179,784,308	$966,700,924	$141,234,636	$141,150,765
8,698,202	96,273,961	14,807,238	141,150,785
$20.67	$10.04	$9.54	$1.00
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	79

Elfun Funds
Statements of Operations — For the period ended June 30, 2024 (Unaudited)
	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$3,004,427	$21,223,500
Interest	—	—
Income from affiliated investments	76,624	1,667,617
Less: Foreign taxes withheld	(218,462)	(29,112)
Total income	2,862,589	22,862,005
Expenses
Advisory and administration fees	183,990	2,754,939
Blue Sky fees	21,991	28,351
Transfer agent fees	58,201	269,819
Trustees' fees	11,111	22,003
Custody, fund accounting and sub-administration fees	31,120	256,120
Professional fees	17,932	23,646
Printing and shareholder reports	4,186	34,942
Registration fees	—	2,062
Other expenses	13,792	31,139
Total expenses before waivers	342,323	3,423,021
Fees waived and/or reimbursed by the adviser	—	—
Net expenses	342,323	3,423,021
Net investment income (loss)	$2,520,266	$19,438,984
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$5,202,096	$281,493,811
Affiliated investments	—	—
Futures	23,132	—
Swap contracts	—	—
Foreign currency transactions	(17,009)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	3,144,213	401,080,940
Affiliated investments	—	—
Futures	(19,952)	—
Swap contracts	—	—
Foreign currency translations	(29,044)	—
Net realized and unrealized gain (loss) on investments	8,303,436	682,574,751
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,823,702	$702,013,735
The accompanying Notes are an integral part of these financial statements.
80	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$596,753	$—	$18,525	$4,727
922,583	18,355,374	2,442,414	3,832,522
340,347	336,348	645,023	—
(138)	—	—	—
1,859,545	18,691,722	3,105,962	3,837,249

149,949	780,683	122,038	71,257
21,164	26,822	21,460	28,293
49,332	108,030	53,390	38,405
11,131	13,714	11,041	10,906
37,563	73,837	27,031	34,939
22,258	18,814	18,610	12,500
2,037	9,932	2,153	494
—	614	—	—
4,118	9,966	4,062	1,258
297,552	1,042,412	259,785	198,052
(12,525)	—	(8,380)	—
285,027	1,042,412	251,405	198,052
$1,574,518	$17,649,310	$2,854,557	$3,639,197

$2,104,633	$(1,659,481)	$(1,461,130)	$(387)
521,303	—	—	—
(20,230)	—	(196,153)	—
72,409	—	202,125	—
—	—	—	—

7,051,261	(17,973,918)	(1,875,733)	—
1,600,698	—	—	—
(374,816)	—	(1,078,450)	—
(69,425)	—	(194,952)	—
(2,355)	—	—	—
10,883,478	(19,633,399)	(4,604,293)	(387)
$12,457,996	$(1,984,089)	$(1,749,736)	$3,638,810
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	81

Elfun Funds
Statements of Changes in Net Assets
	Elfun International Equity Fund		Elfun Trusts
	Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023	Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,520,266	$3,280,655	$19,438,984	$38,520,323
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	5,208,219	694,246	281,493,811	66,873,485
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	3,095,217	26,402,462	401,080,940	864,081,688
Net increase (decrease) from operations	10,823,702	30,377,363	702,013,735	969,475,496
Distributions to shareholders:
Total distributions	—	(3,335,403)	—	(103,313,728)
Increase (decrease) in assets from operations and distributions	10,823,702	27,041,960	702,013,735	866,161,768
Share transactions:
Proceeds from sale of shares	417,928	1,123,363	23,086,635	29,812,242
Value of distributions reinvested	—	2,845,714	—	83,869,293
Cost of shares redeemed	(5,330,380)	(11,153,754)	(155,917,208)	(256,330,188)
Net increase (decrease) from share transactions	(4,912,452)	(7,184,677)	(132,830,573)	(142,648,653)
Contribution from affiliate (Note 5)	—	—	—	—
Total increase (decrease) in net assets	5,911,250	19,857,283	569,183,162	723,513,115
Net Assets
Beginning of period	173,754,034	153,896,751	3,636,414,593	2,912,901,478
End of period	$179,665,284	$173,754,034	$4,205,597,755	$3,636,414,593
Changes in Fund Shares
Shares sold	16,523	48,534	272,008	431,748
Issued for distributions reinvested	—	116,342	—	1,095,731
Shares redeemed	(210,679)	(481,778)	(1,843,462)	(3,752,164)
Net increase (decrease) in fund shares	(194,156)	(316,902)	(1,571,454)	(2,224,685)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
82	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023	Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023

$1,574,518	$4,263,218	$17,649,310	$34,460,274
2,678,115	(16,623)	(1,659,481)	(22,004,512)
8,205,363	21,358,866	(17,973,918)	39,230,213
12,457,996	25,605,461	(1,984,089)	51,685,975

—	(4,450,469)	(19,303,102)	(39,868,126)
12,457,996	21,154,992	(21,287,191)	11,817,849

1,770,755	3,675,600	9,264,823	17,516,652
—	3,924,811	13,949,756	28,676,526
(10,982,564)	(18,223,226)	(45,134,055)	(95,357,812)
(9,211,809)	(10,622,815)	(21,919,476)	(49,164,634)
—	—	—	17,942
3,246,187	10,532,177	(43,206,667)	(37,328,843)

176,538,121	166,005,944	1,009,907,591	1,047,236,434
$179,784,308	$176,538,121	$966,700,924	$1,009,907,591

88,769	200,733	917,237	1,723,651
—	204,524	1,383,983	2,844,784
(552,998)	(993,874)	(4,456,488)	(9,471,668)
(464,229)	(588,617)	(2,155,268)	(4,903,233)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	83

Elfun Funds
Statements of Changes in Net Assets
	Elfun Income Fund		Elfun Government Money Market Fund
	Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023	Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,854,557	$5,332,780	$3,639,197	$7,151,168
Net realized gain (loss) on investments, futures and swap contracts	(1,455,158)	(8,327,799)	(387)	28
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(3,149,135)	11,185,860	—	—
Net increase (decrease) from operations	(1,749,736)	8,190,841	3,638,810	7,151,196
Distributions to shareholders:
Total distributions	(2,903,572)	(5,736,339)	(3,638,882)	(7,151,430)
Increase (decrease) in assets from operations and distributions	(4,653,308)	2,454,502	(72)	(234)
Share transactions:
Proceeds from sale of shares	8,855,316	3,850,491	20,142,086	49,228,579
Value of distributions reinvested	2,337,940	4,551,271	3,472,231	6,813,329
Cost of shares redeemed	(11,348,415)	(25,099,421)	(29,525,062)	(68,107,558)
Net increase (decrease) from share transactions	(155,159)	(16,697,659)	(5,910,745)	(12,065,650)
Total increase (decrease) in net assets	(4,808,467)	(14,243,157)	(5,910,817)	(12,065,884)
Net Assets
Beginning of period	146,043,103	160,286,260	147,061,582	159,127,466
End of period	$141,234,636	$146,043,103	$141,150,765	$147,061,582
Changes in Fund Shares
Shares sold	916,005	402,137	20,142,086	49,228,578
Issued for distributions reinvested	244,792	472,181	3,472,231	6,813,329
Shares redeemed	(1,183,527)	(2,610,193)	(29,525,062)	(68,107,558)
Net increase (decrease) in fund shares	(22,730)	(1,735,875)	(5,910,745)	(12,065,651)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
84	Statements of Changes in Net Assets

Elfun Funds
Notes to Financial Statements — June 30, 2024 (Unaudited)
1.Organization of the Funds
The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
Notes to Financial Statements	85

Elfun Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in each Fund’s Schedule of Investments.
86	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds may invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or the Adviser’s estimates of such re-designations for which actual information has not yet been reported.
Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared daily and paid monthly for the Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund and declared and paid annually for the Eflun International Equity Fund, Elfun Trusts and Elfun Diversified Income Fund.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as
Notes to Financial Statements	87

Elfun Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll”. In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Repurchase Agreements Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2024, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $51,111,000 and associated collateral equal to $52,133,792.
4.Derivative Financial Instruments
Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
88	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
During the period ended June 30, 2024, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk
Credit Default Swaps During the period ended June 30, 2024, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.
As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Notes to Financial Statements	89

Elfun Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2024 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$1,065	$—	$1,065
Elfun Diversified Fund
Futures Contracts	$111,551	$—	$—	$2,511	$—	$114,062
Swap Contracts	—	—	(46,979)	—	—	(46,979)
Elfun Income Fund
Futures Contracts	$364,797	$—	$—	$—	$—	$364,797
Swap Contracts	—	—	6,000,000	—	—	6,000,000

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun Income Fund
Futures Contracts	$53,487	$—	$—	$—	$—	$53,487
Swap Contracts	—	—	6,125,268	—	—	6,125,268

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$23,132	$—	$23,132
Elfun Diversified Fund
Futures Contracts	$(93,031)	$—	$—	$72,801	$—	$(20,230)
Swap Contracts	—	—	72,409	—	—	72,409
Elfun Income Fund
Futures Contracts	$(196,153)	$—	$—	$—	$—	$(196,153)
Swap Contracts	—	—	202,125	—	—	202,125

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$(19,952)	$—	$(19,952)
Elfun Diversified Fund
Futures Contracts	$(359,475)	$—	$—	$(15,341)	$—	$(374,816)
Swap Contracts	—	—	(69,425)	—	—	(69,425)
Elfun Income Fund
Futures Contracts	$(1,078,450)	$—	$—	$—	$—	$(1,078,450)
Swap Contracts	—	—	(194,952)	—	—	(194,952)
90	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%
SSGA FM is contractually obligated until April 30, 2025 to waive its Management Fee and/or reimburse certain expenses for the Elfun Diversified Fund and Elfun Income Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2025 except with approval of the Board.
Amounts waived or reimbursed are included in the respective Statement of Operations.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Elfun Government Money Market Fund to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a ”Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Elfun Government Money Market Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Elfun Government Money Market Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2024 were $0.
As of June 30, 2024, SSGA FM has not recouped any expenses from the Elfun Government Money Market Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$233,832
12/31/2025	$43,973
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024 are disclosed in the Schedules of Investments.
During the fiscal year ended December 31, 2023, SSGA FM made a contribution of $17,942 to the Elfun Tax-Exempt Income Fund related to a trading matter.
Notes to Financial Statements	91

Elfun Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
6.Trustees' Fees
The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2024 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$—	$—	$11,962,619	$16,932,770
Elfun Trusts	—	—	723,224,024	824,396,961
Elfun Diversified Fund	9,757,035	6,760,270	15,900,063	25,859,464
Elfun Tax-Exempt Income Fund	—	—	245,692,191	280,635,389
Elfun Income Fund	21,037,897	18,150,678	12,624,469	17,938,341
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$124,395,143	$62,167,336	$7,381,085	$54,786,251
Elfun Trusts	1,828,954,468	2,412,599,089	37,144,854	2,375,454,235
Elfun Diversified Fund	157,686,782	39,879,690	8,607,883	31,271,807
Elfun Tax-Exempt Income Fund	969,121,010	11,081,222	18,756,601	(7,675,379)
Elfun Income Fund	177,878,975	1,027,523	13,104,489	(12,076,966)
Elfun Government Money Market Fund	291,837,497	—	149,979,732	(149,979,732)
9.Line of Credit
The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
92	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of June 30, 2024.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
Credit Risk A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general
Notes to Financial Statements	93

Elfun Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
94	Notes to Financial Statements

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2024 (Unaudited)
Trustee Considerations in Approving Continuation of Investment Advisory Agreements1,2
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the Elfun Funds, met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each Fund, the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
___________________________________________
1The “Elfun Funds” include the Elfun Trusts, Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).
2The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
95

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
96

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds;
•	Information from SSGA FM, State Street and the Distributor with respect to the Funds providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. With respect to the Fund that operates as a money market mutual fund with a stable net asset value, the Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions.The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
97

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:
Elfun Trusts. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
Elfun International Equity Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 5- and 10-year periods and was below the Benchmark for the 3-year period.
Elfun Diversified Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period, was below the median of its Performance Group for the 3- and 10-year periods, and was equal to the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was below the median of the Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
Elfun Government Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
Elfun Income Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 5-year periods and was above the median of its Performance Group for the 3- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 5-year periods, was equal to the median of its Performance Universe for the 3-year period, and was above the median of its Performance Universe for the 10-year period. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 5- and 10-year periods and was above the medians of its Performance Group and Performance Universe for the 3-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or is being appropriately monitored and/or addressed by management.
98

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:
Elfun Trusts. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Diversified Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
99

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELFUN GOVERNMENT MONEY MARKET FUND

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: September 6, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: September 6, 2024